UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Multifactor Consumer Discretionary ETF
JHMC

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Consumer Discretionary ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
21	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Discretionary Index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Consumer Discretionary Index comprises securities in the consumer discretionary sector within the U.S. universe whose market capitalizations are larger than that of the 1001st U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

Russell 1000 Consumer Discretionary Index comprises securities within the consumer discretionary sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.27
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

Consumer discretionary shares were down and trailed the market

With its exclusive focus on consumer discretionary equities, the fund was down for the period and lagged the broader market, which was buoyed by stronger performance from other sectors.

An emphasis on smaller-cap securities detracted

The fund's emphasis on smaller-cap shares drove the underperformance relative to the Russell 1000 Consumer Discretionary Index.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       4

"The consumer discretionary sector trailed the broader market."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Consumer Discretionary Index, is designed to capture these dimensions, and the fund, in turn, is designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016??

The U.S. market, as measured by the Russell 1000 Index, was up 4.02%. The U.S. market had positive performance for the six-month period, outperforming developed ex-U.S. markets but trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts.

The consumer discretionary sector trailed the broader market. Shares in information technology,

TOP 10 HOLDINGS AS OF 10/31/16 (%)

Amazon.com, Inc.	6.3
Comcast Corp., Class A	4.2
The Home Depot, Inc.	3.4
The Walt Disney Company	3.2
McDonald's Corp.	2.2
Starbucks Corp.	1.8
Target Corp.	1.8
Ross Stores, Inc.	1.7
Lowe's Companies, Inc.	1.6
Omnicom Group, Inc.	1.6
TOTAL	27.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       5

"... our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values."
financials, and utilities were among the strongest performers; the healthcare and telecommunication services sectors delivered more modest results.

How did the fund perform during the period?

The fund was down 1.23% on a net asset value (NAV) basis, lagging the Russell 1000 Consumer Discretionary Index, a commercial cap-weighted benchmark we use as a proxy for the consumer discretionary sector of the U.S. stock market.

Relative to most commercial measures of the consumer discretionary sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund's emphasis on smaller-cap equities worked against it during the period, as larger-cap stocks fared better.

Key detractors included an out-of-benchmark holding in safety technology firm Autoliv, Inc. Lesser weights to Amazon.com, Inc. and Netflix, Inc. also detracted from relative performance as both companies posted positive gains. Retailers BestBuy Company, Inc. and Harley-Davidson, Inc. contributed to relative performance, as did lesser weights in HomeDepot, Inc. and NIKE, Inc.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       6

How was the fund positioned at the close of the period?

The fund's largest absolute exposures were to the media and specialty retail industries, followed by hotels, restaurants, and leisure, and was broadly diversified across more than 150 issuers. Compared with the Russell 1000 Consumer Discretionary Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.27
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of $10,000 investment calculated at market value from inception through period end would be $10,461.

The John Hancock Dimensional Consumer Discretionary Index comprises securities in the consumer discretionary sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

Russell 1000 Consumer Discretionary Index comprises securities within the consumer discretionary sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	36	28.13%	91	71.09%
25 - < 50	0	0.00%	1.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	36	28.13%	92	71.87%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$987.70	$2.51	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$25,080,864
(Cost $25,516,934)
Consumer discretionary 99.9%		25,080,864
Auto components 4.3%
Autoliv, Inc.	1,481	143,326
BorgWarner, Inc.	3,635	130,278
Delphi Automotive PLC	5,430	353,330
Gentex Corp.	4,300	72,713
Lear Corp.	1,650	202,587
The Goodyear Tire & Rubber Company	6,048	175,573
Automobiles 4.1%
Ford Motor Company	29,875	350,733
General Motors Company	9,109	287,844
Harley-Davidson, Inc.	3,746	213,597
Tesla Motors, Inc. (I)	601	118,836
Thor Industries, Inc.	683	54,169
Distributors 1.7%
Genuine Parts Company	2,523	228,559
LKQ Corp. (I)	4,218	136,157
Pool Corp.	758	70,176
Diversified consumer services 1.3%
Bright Horizons Family Solutions, Inc. (I)	562	37,603
H&R Block, Inc.	3,672	84,346
Service Corp. International	4,242	108,595
ServiceMaster Global Holdings, Inc. (I)	2,660	95,201
Hotels, restaurants and leisure 15.1%
Aramark	4,266	158,823
Carnival Corp.	3,792	186,187
Chipotle Mexican Grill, Inc. (I)	437	157,652
Cracker Barrel Old Country Store, Inc.	428	59,064
Darden Restaurants, Inc.	1,973	127,831
Domino's Pizza, Inc.	661	111,868
Dunkin' Brands Group, Inc.	1,721	83,228
Hilton Worldwide Holdings, Inc.	7,911	178,789
Hyatt Hotels Corp., Class A (I)	308	15,643
International Game Technology PLC	1,794	51,524
Jack in the Box, Inc.	345	32,337
Las Vegas Sands Corp.	3,428	198,413
Marriott International, Inc., Class A	2,372	162,956
McDonald's Corp.	4,995	562,287
MGM Resorts International (I)	7,785	203,733
Norwegian Cruise Line Holdings, Ltd. (I)	2,074	80,616

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       12

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Panera Bread Company, Class A (I)	478	$91,183
Royal Caribbean Cruises, Ltd.	2,691	206,857
Six Flags Entertainment Corp.	1,339	74,515
Starbucks Corp.	8,488	450,458
Texas Roadhouse, Inc.	632	25,609
Vail Resorts, Inc.	639	101,882
Wyndham Worldwide Corp.	2,301	151,498
Wynn Resorts, Ltd.	996	94,172
Yum! Brands, Inc.	2,686	231,748
Household durables 5.8%
D.R. Horton, Inc.	5,760	166,061
Harman International Industries, Inc.	994	79,232
Leggett & Platt, Inc.	2,385	109,424
Lennar Corp., B Shares	154	5,162
Lennar Corp., Class A	2,763	115,189
Mohawk Industries, Inc. (I)	957	176,375
Newell Brands, Inc.	4,475	214,890
NVR, Inc. (I)	72	109,656
PulteGroup, Inc.	5,135	95,511
Tempur Sealy International, Inc. (I)	1,017	54,989
Toll Brothers, Inc. (I)	2,518	69,094
Tupperware Brands Corp.	692	41,188
Whirlpool Corp.	1,495	223,981
Internet and direct marketing retail 10.5%
Amazon.com, Inc. (I)	1,990	1,571,742
Expedia, Inc.	1,682	217,365
Liberty Interactive Corp., QVC Group, Series A (I)	7,214	133,387
Netflix, Inc. (I)	1,716	214,277
The Priceline Group, Inc. (I)	256	377,403
TripAdvisor, Inc. (I)	1,590	102,523
Wayfair, Inc., Class A (I)	339	11,299
Leisure products 1.9%
Brunswick Corp.	1,316	57,246
Hasbro, Inc.	2,081	173,576
Mattel, Inc.	5,013	158,060
Polaris Industries, Inc.	984	75,384
Media 22.0%
AMC Networks, Inc., Class A (I)	802	39,242
CBS Corp., Class B	6,671	377,712
Charter Communications, Inc., Class A (I)	1,259	314,612
Cinemark Holdings, Inc.	2,155	85,769
Comcast Corp., Class A	17,044	1,053,660

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       13

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Discovery Communications, Inc., Series A (I)	3,634	$94,884
Discovery Communications, Inc., Series C (I)	2,933	73,648
DISH Network Corp., Class A (I)	2,542	148,860
John Wiley & Sons, Inc., Class A	574	29,618
Liberty Global PLC, Series A (I)	3,050	99,430
Liberty Global PLC, Series C (I)	4,820	153,276
Liberty Media Corp-Liberty SiriusXM, Class A (I)	2,879	95,784
Lions Gate Entertainment Corp.	1,191	24,249
Live Nation Entertainment, Inc. (I)	2,031	56,198
News Corp., Class A	6,230	75,508
News Corp., Class B	1,880	23,312
Omnicom Group, Inc.	5,027	401,255
Regal Entertainment Group, Class A	1,111	23,898
Scripps Networks Interactive, Inc., Class A	1,739	111,922
Sirius XM Holdings, Inc. (I)	28,521	118,933
TEGNA, Inc.	4,998	98,061
The Interpublic Group of Companies, Inc.	7,289	163,201
The Madison Square Garden Company, Class A (I)	358	59,245
The Walt Disney Company	8,733	809,462
Time Warner, Inc.	4,369	388,797
Tribune Media Company, Class A	1,058	34,491
Twenty-First Century Fox, Inc., Class A	9,016	236,850
Twenty-First Century Fox, Inc., Class B	3,283	86,638
Viacom, Inc., Class A	100	4,230
Viacom, Inc., Class B	6,627	248,910
Multiline retail 6.9%
Dollar General Corp.	5,034	347,799
Dollar Tree, Inc. (I)	4,007	302,729
Kohl's Corp.	4,705	205,844
Macy's, Inc.	7,754	282,943
Nordstrom, Inc.	2,941	152,932
Target Corp.	6,532	448,944
Specialty retail 20.2%
Advance Auto Parts, Inc.	1,268	177,621
American Eagle Outfitters, Inc.	3,368	57,391
AutoNation, Inc. (I)	1,519	66,639
AutoZone, Inc. (I)	357	264,951
Bed Bath & Beyond, Inc.	3,635	146,927
Best Buy Company, Inc.	6,114	237,896
Burlington Stores, Inc. (I)	1,129	84,607
Cabela's, Inc. (I)	803	49,473
CarMax, Inc. (I)	3,334	166,500

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       14

			Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
	Dick's Sporting Goods, Inc.		1,792	$99,725
	Foot Locker, Inc.		2,632	175,739
	L Brands, Inc.		2,957	213,466
	Lowe's Companies, Inc.		6,211	413,963
	O'Reilly Automotive, Inc. (I)		1,010	267,084
	Penske Automotive Group, Inc.		708	31,683
	Ross Stores, Inc.		6,692	418,518
	Sally Beauty Holdings, Inc. (I)		2,099	54,448
	Signet Jewelers, Ltd.		1,004	81,585
	Staples, Inc.		9,704	71,810
	The Gap, Inc.		5,052	139,385
	The Home Depot, Inc.		6,911	843,211
	The Michaels Companies, Inc. (I)		1,258	29,249
	The TJX Companies, Inc.		4,334	319,633
	Tiffany & Company		1,588	116,591
	Tractor Supply Company		2,396	150,061
	Ulta Salon Cosmetics & Fragrance, Inc. (I)		1,017	247,477
	Urban Outfitters, Inc. (I)		1,983	66,331
	Williams-Sonoma, Inc.		1,644	75,986
Textiles, apparel and luxury goods 6.1%
	Carter's, Inc.		956	82,542
	Coach, Inc.		3,538	126,979
	Columbia Sportswear Company		436	24,695
	Hanesbrands, Inc.		6,662	171,213
	lululemon athletica, Inc. (I)		1,460	83,585
	Michael Kors Holdings, Ltd. (I)		3,368	171,027
	NIKE, Inc., Class B		6,763	339,367
	PVH Corp.		1,260	134,795
	Ralph Lauren Corp.		1,153	113,109
	Skechers U.S.A., Inc., Class A (I)		1,461	30,725
	Under Armour, Inc., Class A (I)		1,889	58,748
	Under Armour, Inc., Class C (I)		1,903	49,212
	VF Corp.		2,556	138,561
	Yield (%)		Shares	Value
Short-term investments 0.2%				$53,958
(Cost $53,958)
Money market funds 0.2%				53,958
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	53,958	53,958
Total investments (Cost $25,570,892)† 100.1%				$25,134,822
Other assets and liabilities, net (0.1%)				($34,757)
Total net assets 100.0%				$25,100,065

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $25,572,293. Net unrealized depreciation aggregated to $437,471, of which $1,116,042 related to appreciated investment securities and $1,553,513 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $25,570,892)	$25,134,822
Dividends and interest receivable	12,392
Other receivables and prepaid expenses	2,037
Total assets	25,149,251
Liabilities
Payable to affiliates
Accounting and legal services fees	1,245
Investment management fees	9,011
Other liabilities and accrued expenses	38,930
Total liabilities	49,186
Net assets	$25,100,065
Net assets consist of
Paid-in capital	$25,610,613
Undistributed net investment income	73,472
Accumulated net realized gain (loss) on investments	(147,950)
Net unrealized appreciation (depreciation) on investments	(436,070)
Net assets	$25,100,065

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$25,100,065
Shares outstanding	1,000,000
Net asset value per share	$25.10

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       17

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$159,682
Interest	73
Total investment income	159,755
Expenses
Investment management fees	44,919
Accounting and legal services fees	2,106
Transfer agent fees	8,032
Trustees' fees	268
Printing and postage	13,948
Professional fees	16,820
Custodian fees	18,796
Stock exchange listing fees	6,063
Other	31
Total expenses	110,983
Less expense reductions	(61,073)
Net expenses	49,910
Net investment income	109,845
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(140,535)
Change in net unrealized appreciation (depreciation) of investments	(544,024)
Net realized and unrealized loss	(684,559)
Decrease in net assets from operations	($574,714)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$109,845	$101,128
Net realized gain (loss)	(140,535)	23,821
Change in net unrealized appreciation (depreciation)	(544,024)	107,954
Increase (decrease) in net assets resulting from operations	(574,714)	232,903
Distributions to shareholders
From net investment income	(94,608)	(43,303)
From fund share transactions
Shares issued	10,430,475	16,347,186
Shares repurchased	—	(1,197,874)
Total from fund share transactions	10,430,475	15,149,312
Total increase	9,761,153	15,338,912
Net assets
Beginning of period	15,338,912	—
End of period	$25,100,065	$15,338,912
Undistributed net investment income	$73,472	$58,235
Share activity
Shares outstanding
Beginning of period	600,000	—
Shares issued	400,000	650,000
Shares repurchased	—	(50,000)
End of period	1,000,000	600,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       19

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$25.56		$24.21
Net investment income[3]	0.14		0.18
Net realized and unrealized gain (loss) on investments	(0.45)		1.24
Total from investment operations	(0.31)		1.42
Less distributions
From net investment income	(0.15)		(0.07)
Net asset value, end of period	$25.10		$25.56
Total return (%)[4]	(1.23	) [5]	5.87	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25		$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	[6]	1.27	[6]
Expenses including reductions	0.50	[6]	0.50	[6]
Net investment income	0.99	[6,7]	1.22	[6]
Portfolio turnover (%)[8]	11		5

1	Six months ended 10-31-16. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	A portion of income is presented unannualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       20

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Consumer Discretionary ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Discretionary Index. The John Hancock Dimensional Consumer Discretionary Index is a rules-based index of U.S. consumer discretionary stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       21

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended October 31, 2016, the fund had no borrowings under either line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $6,014 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       22

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemptions-in-kind.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $61,073.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       23

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 88% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $2,254,314 and $2,202,043, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $10,432,729 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       24

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMC

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER DISCRETIONARY ETF       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Consumer Discretionary ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0440	830SA 10/16 12/16

John Hancock

Multifactor Financials ETF
JHMF

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Financials ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
17	Financial statements
20	Financial highlights
21	Notes to financial statements
25	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Financials Index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Financials Index comprises securities in the financial sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Financial Services Index comprises securities classified in the financial services sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.19
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

The financials sector was up and ahead of the broad market

With its exclusive focus on the equity of financial companies, the fund generated a positive total return for the period and it led the broader market, as measured by the Russell 1000 Index.

An underweight in real estate securities contributed

Low exposure to real estate investment trusts helped the fund's relative performance during the period.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts."
relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Financials Index, is designed to capture these dimensions, and the fund, in turn, is designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets, yet trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts.

TOP 10 HOLDINGS AS OF 10/31/16 (%)

JPMorgan Chase & Co.	4.1
Berkshire Hathaway, Inc., Class B	3.8
Bank of America Corp.	3.5
Wells Fargo & Company	3.5
Visa, Inc., Class A	3.2
Citigroup, Inc.	2.9
MasterCard, Inc., Class A	2.2
Capital One Financial Corp.	1.9
Discover Financial Services	1.8
U.S. Bancorp	1.7
TOTAL	28.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       5

"... our approach typically results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values."

How did the fund perform during the period?

The fund was up 5.43% on a net asset value (NAV) basis, besting the Russell 1000 Financial Services Index, a commercial cap-weighted benchmark we use as a proxy for the financials sector of the U.S. stock market, which was up 4.87%.

Relative to most commercial measures of the financials sector, our approach typically results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

Underweight exposure to real estate investment trusts (REITs) boosted the fund's relative performance during the period as REITs underperformed.

Midwest regional banking firm Fifth Third Bancorp and financial services company The Principal Financial Group, Inc. both posted strong gains. Asset managers Affliated Managers Group, Inc. and T. Rowe Price Group, Inc. were among the firms that detracted for the period.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Financial Services Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund was broadly diversified across more than 100 issuers, and in absolute terms, the fund's largest industry exposures were to banks, insurance companies, and capital markets.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.19
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $11,003.

The John Hancock Dimensional Financials Index comprises securities in the financial sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Financial Services Index comprises securities classified in the financial services sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	60	46.88%	68	53.12%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	60	46.88%	68	53.12%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,054.30	$2.59	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$26,533,768
(Cost $25,686,893)
Consumer discretionary 0.6%		162,385
Internet and direct marketing retail 0.3%
Liberty Ventures, Series A (I)	1,827	72,897
Media 0.3%
Liberty Broadband Corp., Series A (I)	288	18,706
Liberty Broadband Corp., Series C (I)	1,062	70,782
Consumer staples 0.1%		10,137
Household products 0.1%
HRG Group, Inc. (I)	674	10,137
Financials 91.0%		24,158,504
Banks 33.1%
Bank of America Corp.	56,472	931,788
Bank of the Ozarks, Inc.	1,426	52,705
BankUnited, Inc.	1,295	37,736
BB&T Corp.	6,791	266,207
BOK Financial Corp.	459	32,598
CIT Group, Inc.	3,686	133,912
Citigroup, Inc.	15,901	781,534
Citizens Financial Group, Inc.	9,433	248,465
Comerica, Inc.	3,100	161,479
Commerce Bancshares, Inc.	1,861	92,715
Cullen/Frost Bankers, Inc.	1,005	76,370
East West Bancorp, Inc.	2,441	96,444
Fifth Third Bancorp	18,462	401,733
First Citizens BancShares, Inc., Class A	48	13,968
First Horizon National Corp.	3,290	50,699
First Republic Bank	2,198	163,597
Home BancShares, Inc.	631	13,573
Huntington Bancshares, Inc.	19,434	206,000
Investors Bancorp, Inc.	4,333	53,123
JPMorgan Chase & Co.	15,815	1,095,347
KeyCorp	18,722	264,355
M&T Bank Corp.	2,193	269,147
PacWest Bancorp	1,563	67,819
People's United Financial, Inc.	5,734	93,120
Popular, Inc.	616	22,361
Prosperity Bancshares, Inc.	1,299	72,056
Regions Financial Corp.	26,207	280,677
Signature Bank (I)	799	96,327

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       12

	Shares	Value
Financials (continued)
Banks (continued)
SunTrust Banks, Inc.	9,323	$421,679
SVB Financial Group (I)	850	103,930
Synovus Financial Corp.	1,786	59,063
The PNC Financial Services Group, Inc.	4,619	441,576
U.S. Bancorp	9,916	443,840
Umpqua Holdings Corp.	3,193	48,789
Webster Financial Corp.	1,597	64,519
Wells Fargo & Company	20,062	923,053
Western Alliance Bancorp (I)	1,955	73,039
Zions Bancorporation	3,554	114,474
Capital markets 19.2%
Affiliated Managers Group, Inc. (I)	835	110,771
Ameriprise Financial, Inc.	3,028	267,645
BlackRock, Inc.	536	182,905
CBOE Holdings, Inc.	1,319	83,374
CME Group, Inc.	2,039	204,104
E*TRADE Financial Corp. (I)	4,290	120,806
Eaton Vance Corp.	2,308	80,918
FactSet Research Systems, Inc.	811	125,478
Federated Investors, Inc., Class B	2,024	54,648
Franklin Resources, Inc.	4,513	151,908
Intercontinental Exchange, Inc.	737	199,277
Invesco, Ltd.	6,072	170,562
Legg Mason, Inc.	1,726	49,571
MarketAxess Holdings, Inc.	636	95,883
Moody's Corp.	2,344	235,619
Morgan Stanley	7,185	241,200
Morningstar, Inc.	397	28,040
MSCI, Inc.	1,737	139,290
Nasdaq, Inc.	1,794	114,762
Northern Trust Corp.	3,667	265,564
Raymond James Financial, Inc.	2,191	131,723
S&P Global, Inc.	2,327	283,545
SEI Investments Company	2,641	117,076
State Street Corp.	3,057	214,632
T. Rowe Price Group, Inc.	3,976	254,504
TD Ameritrade Holding Corp.	4,251	145,427
The Bank of New York Mellon Corp.	9,279	401,502
The Charles Schwab Corp.	8,427	267,136
The Goldman Sachs Group, Inc.	1,962	349,707
Consumer finance 7.4%
Ally Financial, Inc.	12,880	232,742

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       13

	Shares	Value
Financials (continued)
Consumer finance (continued)
American Express Company	4,671	$310,248
Capital One Financial Corp.	6,809	504,138
Credit Acceptance Corp. (I)	126	23,197
Discover Financial Services	8,401	473,228
Navient Corp.	6,445	82,367
OneMain Holdings, Inc. (I)	764	21,652
Santander Consumer USA Holdings, Inc. (I)	1,940	23,668
Synchrony Financial	10,318	294,992
Diversified financial services 4.4%
Berkshire Hathaway, Inc., Class B (I)	6,923	998,989
Leucadia National Corp.	3,908	72,962
Voya Financial, Inc.	3,372	103,015
Insurance 26.5%
Aflac, Inc.	3,670	252,753
Alleghany Corp. (I)	258	133,182
Allied World Assurance Company Holdings AG	1,856	79,771
American Financial Group, Inc.	1,346	100,277
American International Group, Inc.	5,970	368,349
AmTrust Financial Services, Inc.	1,780	46,974
Aon PLC	2,212	245,156
Arch Capital Group, Ltd. (I)	1,575	122,803
Arthur J. Gallagher & Company	2,666	128,581
Assurant, Inc.	1,215	97,832
Assured Guaranty, Ltd.	3,953	118,155
Axis Capital Holdings, Ltd.	1,721	98,045
Brown & Brown, Inc.	2,283	84,151
Chubb, Ltd.	1,799	228,471
Cincinnati Financial Corp.	2,280	161,378
CNA Financial Corp.	577	21,101
Endurance Specialty Holdings, Ltd.	924	84,962
Enstar Group, Ltd. (I)	55	9,273
Erie Indemnity Company, Class A, Class A	487	49,864
Everest Re Group, Ltd.	757	154,065
First American Financial Corp.	1,923	75,112
FNF Group	3,545	127,301
Lincoln National Corp.	4,394	215,701
Loews Corp.	4,862	209,212
Markel Corp. (I)	162	142,144
Marsh & McLennan Companies, Inc.	4,236	268,520
Mercury General Corp.	404	22,006
MetLife, Inc.	5,139	241,327
Old Republic International Corp.	4,232	71,352

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       14

	Shares	Value
Financials (continued)
Insurance (continued)
Principal Financial Group, Inc.	5,717	$312,148
Prudential Financial, Inc.	4,648	394,104
Reinsurance Group of America, Inc.	1,189	128,246
RenaissanceRe Holdings, Ltd.	719	89,365
The Allstate Corp.	3,217	218,434
The Hanover Insurance Group, Inc.	781	59,504
The Hartford Financial Services Group, Inc.	7,610	335,677
The Progressive Corp.	8,756	275,902
The Travelers Companies, Inc.	3,477	376,142
Torchmark Corp.	1,873	118,767
Unum Group	4,279	151,477
Validus Holdings, Ltd.	1,718	87,790
W.R. Berkley Corp.	1,918	109,518
White Mountains Insurance Group, Ltd.	75	62,229
Willis Towers Watson PLC	1,649	207,609
XL Group, Ltd.	4,595	159,447
Thrifts and mortgage finance 0.4%
New York Community Bancorp, Inc.	7,073	101,568
TFS Financial Corp.	795	14,167
Industrials 1.0%		256,618
Professional services 1.0%
Equifax, Inc.	2,070	256,618
Information technology 6.2%		1,651,870
Internet software and services 0.1%
Zillow Group, Inc., Class A (I)	420	13,873
Zillow Group, Inc., Class C (I)	358	11,943
IT services 6.1%
Black Knight Financial Services, Inc., Class A (I)	470	18,495
MasterCard, Inc., Class A	5,392	577,052
The Western Union Company	9,178	184,202
Visa, Inc., Class A	10,257	846,305
Real estate 1.1%		294,254
Real estate management and development 1.1%
CBRE Group, Inc., Class A (I)	4,906	126,379
Jones Lang LaSalle, Inc.	755	73,122
Realogy Holdings Corp.	2,345	53,677
The Howard Hughes Corp. (I)	374	41,076

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       15

	Yield (%)		Shares	Value
Short-term investments 0.2%				$54,904
(Cost $54,904)
Money market funds 0.2%				54,904
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	54,904	54,904
Total investments (Cost $25,741,797)† 100.2%				$26,588,672
Other assets and liabilities, net (0.2%)				($43,766)
Total net assets 100.0%				$26,544,906

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $25,743,636. Net unrealized appreciation aggregated to $845,036, of which $1,429,434 related to appreciated investment securities and $584,398 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       16

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $25,741,797)	$26,588,672
Dividends and interest receivable	17,575
Other receivables and prepaid expenses	2,037
Total assets	26,608,284
Liabilities
Payable for investments purchased	16,772
Payable to affiliates
Accounting and legal services fees	1,322
Investment management fees	8,162
Other liabilities and accrued expenses	37,122
Total liabilities	63,378
Net assets	$26,544,906
Net assets consist of
Paid-in capital	$25,679,476
Undistributed net investment income	100,715
Accumulated net realized gain (loss) on investments	(82,160)
Net unrealized appreciation (depreciation) on investments	846,875
Net assets	$26,544,906

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$26,544,906
Shares outstanding	1,000,000
Net asset value per share	$26.54

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       17

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$203,186
Interest	51
Total investment income	203,237
Expenses
Investment management fees	48,723
Accounting and legal services fees	2,276
Transfer agent fees	8,032
Trustees' fees	284
Printing and postage	15,176
Professional fees	18,095
Custodian fees	18,796
Stock exchange listing fees	6,063
Other	36
Total expenses	117,481
Less expense reductions	(63,345)
Net expenses	54,136
Net investment income	149,101
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(46,089)
Redemptions in kind	44,901
(1,188)
Change in net unrealized appreciation (depreciation) of
Investments	905,290
905,290
Net realized and unrealized gain	904,102
Increase in net assets from operations	$1,053,203

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       18

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$149,101	$128,832
Net realized loss	(1,188)	(16,324)
Change in net unrealized appreciation (depreciation)	905,290	(58,415)
Increase in net assets resulting from operations	1,053,203	54,093
Distributions to shareholders
From net investment income	(123,893)	(55,006)
From fund share transactions
Shares issued	7,788,194	20,245,595
Shares repurchased	(1,187,459)	(1,229,821)
Total from fund share transactions	6,600,735	19,015,774
Total increase	7,530,045	19,014,861
Net assets
Beginning of period	19,014,861	—
End of period	$26,544,906	$19,014,861
Undistributed net investment income	$100,715	$75,507
Share activity
Shares outstanding
Beginning of period	750,000	—
Shares issued	300,000	800,000
Shares repurchased	(50,000)	(50,000)
End of period	1,000,000	750,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       19

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$25.35		$24.37
Net investment income[3]	0.18		0.21
Net realized and unrealized gain on investments	1.18		0.85	[4]
Total from investment operations	1.36		1.06
Less distributions
From net investment income	(0.17)		(0.08)
Net asset value, end of period	$26.54		$25.35
Total return (%)[5]	5.43	[6]	4.33	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[7]	1.19	[7]
Expenses including reductions	0.50	[7]	0.50	[7]
Net investment income	1.38	[7]	1.41	[7]
Portfolio turnover (%)[8]	3		11

1	Six months ended 10-31-16. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       20

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Financials ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Financials Index. The John Hancock Dimensional Financials Index is a rules-based index of U.S. financial stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       21

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended October 31, 2016, the fund had no borrowings under either line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       22

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to redemption-in-kind.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $63,345.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       23

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 88% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $670,108 and $646,009, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $7,789,297 and $1,187,690, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       24

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMF

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR FINANCIALS ETF       25

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Financials ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0438	810SA 10/16 12/16

John Hancock

Multifactor Healthcare ETF
JHMH

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Healthcare ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
19	Notes to financial statements
23	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Healthcare Index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Healthcare Index comprises securities in the healthcare sector within the U.S. universe whose market capitalizations are larger than that of the 1001st U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Healthcare Index comprises securities within the Health Care sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.23
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

Healthcare shares were down and trailed the market

With an exclusive focus on healthcare companies, the fund declined for the period and lagged the broader market, as measured by the Russell 1000 Index, which was buoyed by stronger performance from other sectors.

The fund's small-cap bias detracted

The fund's allocation to smaller caps and commensurate underweight in larger caps detracted from returns.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts."
relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Healthcare Index, is designed to capture these dimensions, and the fund, in turn, is designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets, yet trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts.

TOP 10 HOLDINGS AS OF 10/31/16 (%)

Johnson & Johnson	6.3
Pfizer, Inc.	5.3
UnitedHealth Group, Inc.	4.8
Merck & Company, Inc.	4.5
Amgen, Inc.	3.3
Medtronic PLC	2.9
Express Scripts Holding Company	2.6
Gilead Sciences, Inc.	2.5
AbbVie, Inc.	2.3
Allergan PLC	2.0
TOTAL	36.5
As a percentage of net assets.
Cash and cash equivalents are not included.

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"... our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values."

How did the fund perform during the period?

The fund was down 2.65% on a net asset value (NAV) basis, modestly trailing the Russell 1000 Healthcare Index, a commercial cap-weighted benchmark we use as a proxy for the healthcare sector of the U.S. stock market.

Relative to most commercial measures of the healthcare sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

Relative to the Russell 1000 Healthcare Index, the fund's higher allocation to small-cap equities worked against it during the period. However, a higher allocation to value stocks helped the fund's performance, as value outpaced growth during the period.

Johnson & Johnson and Jazz Pharmaceuticals PLC were key detractors during the period. DeVita, Inc. and Amsurg Corp. also hurt relative performance. An underweight in Bristol-Myers Squibb Company contributed to relative performance, as the stock suffered during the period.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

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How was the fund positioned at the close of the period?

Compared with the Russell 1000 Healthcare Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund was broadly diversified across more than 100 issuers and its largest absolute exposures were to the healthcare providers and services and pharmaceuticals industries, followed by healthcare equipment and supplies.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.23
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $10,506.

The John Hancock Dimensional Healthcare Index comprises securities in the healthcare sector within the U.S. Universe whose market capitalizations are in the top 1000 U.S. companies at the time of reconstitution. The Index is reconstituted and rebalanced on a semiannual basis. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Healthcare Index comprises securities within the Health Care sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	27	21.09%	101	78.91%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	27	21.09%	101	78.91%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$973.50	$2.49	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$23,755,565
(Cost $24,318,006)
Health care 99.9%		23,755,565
Biotechnology 17.8%
AbbVie, Inc.	9,625	536,883
ACADIA Pharmaceuticals, Inc. (I)	1,002	23,357
Alexion Pharmaceuticals, Inc. (I)	1,505	196,403
Alkermes PLC (I)	1,764	88,923
Alnylam Pharmaceuticals, Inc. (I)	600	21,360
Amgen, Inc.	5,567	785,838
Biogen, Inc. (I)	1,577	441,844
BioMarin Pharmaceutical, Inc. (I)	1,612	129,798
Celgene Corp. (I)	4,634	473,502
Dyax Corp. (I)	702	1,720
Gilead Sciences, Inc.	8,063	593,679
Incyte Corp. (I)	2,555	222,208
Intercept Pharmaceuticals, Inc. (I)	164	20,293
Intrexon Corp. (I)	400	10,440
Ionis Pharmaceuticals, Inc. (I)	1,181	30,682
Juno Therapeutics, Inc. (I)	512	12,436
Neurocrine Biosciences, Inc. (I)	850	37,205
OPKO Health, Inc. (I)	6,057	57,057
Regeneron Pharmaceuticals, Inc. (I)	670	231,163
Seattle Genetics, Inc. (I)	1,156	59,765
TESARO, Inc. (I)	365	44,121
United Therapeutics Corp. (I)	800	96,056
Vertex Pharmaceuticals, Inc. (I)	1,592	120,769
Health care equipment and supplies 21.8%
Abbott Laboratories	9,600	376,704
ABIOMED, Inc. (I)	470	49,345
Align Technology, Inc. (I)	1,045	89,786
Baxter International, Inc.	4,459	212,204
Becton, Dickinson and Company	2,033	341,361
Boston Scientific Corp. (I)	9,090	199,980
C.R. Bard, Inc.	1,408	305,085
DENTSPLY SIRONA, Inc.	4,215	242,658
DexCom, Inc. (I)	815	63,766
Edwards Lifesciences Corp. (I)	3,383	322,129
Hill-Rom Holdings, Inc.	1,137	63,001
Hologic, Inc. (I)	6,059	218,185
IDEXX Laboratories, Inc. (I)	1,458	156,210
Integra LifeSciences Holdings Corp. (I)	444	35,302

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       12

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (I)	265	$178,101
Medtronic PLC	8,330	683,227
NuVasive, Inc. (I)	751	44,857
ResMed, Inc.	2,659	158,928
St. Jude Medical, Inc.	4,327	336,814
STERIS PLC	1,542	103,036
Stryker Corp.	2,510	289,529
Teleflex, Inc.	760	108,779
The Cooper Companies, Inc.	773	136,079
Varian Medical Systems, Inc. (I)	2,043	185,361
West Pharmaceutical Services, Inc.	1,216	92,452
Zimmer Biomet Holdings, Inc.	1,920	202,368
Health care providers and services 28.9%
Acadia Healthcare Company, Inc. (I)	1,331	47,863
Aetna, Inc.	4,395	471,803
AmerisourceBergen Corp.	2,973	209,061
Amsurg Corp. (I)	1,746	104,324
Anthem, Inc.	2,922	356,075
Brookdale Senior Living, Inc. (I)	2,763	39,870
Cardinal Health, Inc.	6,382	438,380
Centene Corp. (I)	3,299	206,122
Cigna Corp.	2,939	349,241
DaVita, Inc. (I)	4,857	284,717
Envision Healthcare Holdings, Inc. (I)	3,178	62,861
Express Scripts Holding Company (I)	9,241	622,843
HCA Holdings, Inc. (I)	2,471	189,106
HealthSouth Corp.	1,876	75,321
Henry Schein, Inc. (I)	1,540	229,768
Humana, Inc.	1,603	274,963
Laboratory Corp. of America Holdings (I)	2,596	325,383
McKesson Corp.	2,477	315,000
MEDNAX, Inc. (I)	2,008	122,990
Molina Healthcare, Inc. (I)	944	51,363
Patterson Companies, Inc.	2,054	87,726
Quest Diagnostics, Inc.	4,290	349,378
UnitedHealth Group, Inc.	8,025	1,134,173
Universal Health Services, Inc., Class B	2,553	308,173
VCA, Inc. (I)	1,730	106,326
WellCare Health Plans, Inc. (I)	955	108,402
Life sciences tools and services 4.9%
Bio-Rad Laboratories, Inc., Class A (I)	406	64,180
Bio-Techne Corp.	622	64,682

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       13

			Shares	Value
Health care (continued)
Life sciences tools and services (continued)
	Bruker Corp.		2,029	$41,574
	Charles River Laboratories International, Inc. (I)		1,003	76,108
	Illumina, Inc. (I)		1,128	153,566
	PAREXEL International Corp. (I)		1,120	65,251
	Quintiles IMS Holdings, Inc. (I)		1,158	83,075
	Thermo Fisher Scientific, Inc.		2,419	355,666
	VWR Corp. (I)		1,875	51,581
	Waters Corp. (I)		1,443	200,779
Pharmaceuticals 26.5%
	Akorn, Inc. (I)		1,050	25,148
	Allergan PLC (I)		2,317	484,114
	Bristol-Myers Squibb Company		7,543	384,014
	Catalent, Inc. (I)		2,025	46,190
	Eli Lilly & Company		5,455	402,797
	Endo International PLC (I)		2,610	48,938
	Horizon Pharma PLC (I)		1,341	22,422
	Jazz Pharmaceuticals PLC (I)		1,323	144,829
	Johnson & Johnson		12,930	1,499,750
	Mallinckrodt PLC (I)		1,996	118,283
	Merck & Company, Inc.		18,407	1,080,859
	Mylan NV (I)		10,347	377,666
	Perrigo Company PLC		1,330	110,643
	Pfizer, Inc.		39,403	1,249,469
	Zoetis, Inc.		6,318	302,000
	Yield (%)		Shares	Value
Short-term investments 0.2%				$43,364
(Cost $43,364)
Money market funds 0.2%				43,364
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	43,364	43,364
Total investments (Cost $24,361,370)† 100.1%				$23,798,929
Other assets and liabilities, net (0.1%)				($34,649)
Total net assets 100.0%				$23,764,280

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $24,361,970. Net unrealized depreciation aggregated to $563,041, of which $1,222,322 related to appreciated investment securities and $1,785,363 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $24,361,370)	$23,798,929
Dividends and interest receivable	11,385
Other receivables and prepaid expenses	2,050
Total assets	23,812,364
Liabilities
Payable to affiliates
Accounting and legal services fees	1,315
Investment management fees	7,700
Other liabilities and accrued expenses	39,069
Total liabilities	48,084
Net assets	$23,764,280
Net assets consist of
Paid-in capital	$24,277,557
Undistributed net investment income	57,008
Accumulated net realized gain (loss) on investments	(7,844)
Net unrealized appreciation (depreciation) on investments	(562,441)
Net assets	$23,764,280

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$23,764,280
Shares outstanding	950,000
Net asset value per share	$25.02

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       15

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$142,014
Interest	67
Total investment income	142,081
Expenses
Investment management fees	50,424
Accounting and legal services fees	2,351
Transfer agent fees	8,032
Trustees' fees	291
Printing and postage	13,953
Professional fees	17,943
Custodian fees	18,796
Stock exchange listing fees	6,063
Other	35
Total expenses	117,888
Less expense reductions	(61,861)
Net expenses	56,027
Net investment income	86,054
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	58,426
Change in net unrealized appreciation (depreciation) of investments	(1,159,703)
Net realized and unrealized loss	(1,101,277)
Decrease in net assets from operations	($1,015,223)

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$86,054	$64,383
Net realized gain (loss)	58,426	(66,270)
Change in net unrealized appreciation (depreciation)	(1,159,703)	597,262
Increase (decrease) in net assets resulting from operations	(1,015,223)	595,375
Distributions to shareholders
From net investment income	(63,440)	(30,400)
From fund share transactions
Shares issued	8,089,356	16,188,612
Total increase	7,010,693	16,753,587
Net assets
Beginning of period	16,753,587	—
End of period	$23,764,280	$16,753,587
Undistributed net investment income	$57,008	$34,394
Share activity
Shares outstanding
Beginning of period	650,000	—
Shares issued	300,000	650,000
End of period	950,000	650,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       17

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$25.77		$23.93
Net investment income[3]	0.10		0.11
Net realized and unrealized gain (loss) on investments	(0.77)		1.78
Total from investment operations	(0.67)		1.89
Less distributions
From net investment income	(0.08)		(0.05)
Net asset value, end of period	$25.02		$25.77
Total return (%)[4]	(2.65	) [5]	7.89	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$24		$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[6]	1.23	[6]
Expenses including reductions	0.50	[6]	0.50	[6]
Net investment income	0.77	[6]	0.74	[6]
Portfolio turnover (%)[7]	10		6

1	Six months ended 10-31-16. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       18

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Healthcare ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Healthcare Index. The John Hancock Dimensional Healthcare Index is a rules-based index of U.S. healthcare stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       19

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended October 31, 2016, the fund had no borrowings under either line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $65,670 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       20

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $61,861.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       21

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 72% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $2,256,762 and $2,239,438, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $8,093,692 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       22

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMH

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR HEALTHCARE ETF       23

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Multifactor Healthcare ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0439	820SA 10/16 12/16

John Hancock

Multifactor Large Cap ETF
JHML

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Large Cap ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
33	Financial statements
36	Financial highlights
37	Notes to financial statements
42	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Large Cap Index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Index comprises 1000 of the largest securities of the large-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.93
Net (%)	0.35

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

Most U.S. equities rose, outperforming developed ex-U.S. markets, but trailing emerging markets.

Fund gained, but narrowly underperformed its benchmark

The fund generated a positive return for the period, but it narrowly lagged the Russell 1000 Index, a commercial cap-weighted benchmark used as a proxy for the broad U.S. stock market.

Emphasis on smaller-cap stocks was beneficial

Our approach of maintaining intentionally higher allocations to smaller-cap issuers and to securities trading at lower prices relative to their book values aided the fund's relative performance.

SECTOR COMPOSITION AS OF 10/31/16 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       4

"The fund was up on a net asset value basis, but it narrowly trailed the Russell 1000 Index, a commercial cap-weighted benchmark we use as a proxy for the broad large-cap U.S. stock market."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom index we developed, the John Hancock Dimensional Large Cap Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom index.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The large-cap U.S. equity market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets but trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks; meanwhile, stocks with value characteristics outperformed their more growth-oriented counterparts.

Broadly speaking, shares in information technology, financials, and utilities were among the

TOP 10 HOLDINGS AS OF 10/31/16 (%)

Apple, Inc.	2.4
Microsoft Corp.	1.6
Exxon Mobil Corp.	1.3
Alphabet, Inc., Class A	1.2
Johnson & Johnson	1.2
JPMorgan Chase & Co.	1.0
Berkshire Hathaway, Inc., Class B	0.9
Amazon.com, Inc.	0.8
Intel Corp.	0.8
General Electric Company	0.8
TOTAL	12.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       5

"... our approach generally results in the fund maintaining intentionally higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values."
strongest performers; the healthcare, telecommunication services, and consumer discretionary sectors struggled.

How did the fund perform for the period?

The fund was up on a net asset value basis, but it narrowly trailed the Russell 1000 Index, a commercial cap-weighted benchmark we use as a proxy for the broad large-cap U.S. stock market.

Compared with the broader market, our approach generally results in the fund maintaining intentionally higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability. The fund's emphasis on smaller-cap and low relative price shares was beneficial during the period.

Detractors for the period included healthcare company DaVita Inc. The fund's lesser weights to Amazon.com, Inc., Apple, Inc., and Microsoft Corp. also detracted, as those securities were strong performers. Contributors included NVIDIA Corp. and Bristol-Myers Squibb Company.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       6

How was the fund positioned at the close of the period?

The fund was broadly diversified across more than 750 names. Compared with the Russell 1000 Index, the fund ended the period with higher weights in low relative-price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposure was to the information technology, consumer discretionary, financials, and healthcare sectors, with largest relative exposure in the industrials and utilities sectors.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.93
Net (%)	0.35

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $11,435.

The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The

Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Index comprises 1000 of the largest securities of the large-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	18	14.06%	110	85.94%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	18	14.06%	110	85.94%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,039.20	$1.80	0.35%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,023.40	$1.79	0.35%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$270,170,796
(Cost $273,359,087)
Consumer discretionary 13.7%		36,871,290
Auto components 0.6%
Adient PLC (I)	1,282	58,344
Autoliv, Inc.	2,380	230,336
BorgWarner, Inc.	5,743	205,829
Delphi Automotive PLC	7,196	468,244
Gentex Corp.	4,346	73,491
Lear Corp.	2,399	294,549
The Goodyear Tire & Rubber Company	7,501	217,754
Automobiles 0.5%
Ford Motor Company	41,401	486,048
General Motors Company	11,495	363,242
Harley-Davidson, Inc.	6,294	358,884
Tesla Motors, Inc. (I)	724	143,157
Distributors 0.2%
Genuine Parts Company	4,386	397,328
LKQ Corp. (I)	5,940	191,743
Diversified consumer services 0.1%
H&R Block, Inc.	6,791	155,989
Service Corp. International	3,931	100,634
ServiceMaster Global Holdings, Inc. (I)	2,596	92,911
Hotels, restaurants and leisure 1.9%
Aramark	4,805	178,890
Carnival Corp.	6,293	308,986
Chipotle Mexican Grill, Inc. (I)	658	237,380
Darden Restaurants, Inc.	3,249	210,503
Domino's Pizza, Inc.	724	122,530
Dunkin' Brands Group, Inc.	1,993	96,381
Hilton Worldwide Holdings, Inc.	6,584	148,798
Hyatt Hotels Corp., Class A (I)	327	16,608
International Game Technology PLC	1,021	29,323
Las Vegas Sands Corp.	4,173	241,533
Marriott International, Inc., Class A	4,035	277,205
McDonald's Corp.	9,220	1,037,895
MGM Resorts International (I)	10,375	271,514
Norwegian Cruise Line Holdings, Ltd. (I)	2,078	80,772
Panera Bread Company, Class A (I)	368	70,200
Royal Caribbean Cruises, Ltd.	3,892	299,178
Six Flags Entertainment Corp.	518	28,827
Starbucks Corp.	11,927	632,966

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       12

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	487	$77,647
Wyndham Worldwide Corp.	3,609	237,617
Wynn Resorts, Ltd.	1,365	129,061
Yum! Brands, Inc.	4,627	399,218
Household durables 0.9%
D.R. Horton, Inc.	9,187	264,861
Garmin, Ltd.	3,081	148,997
Harman International Industries, Inc.	959	76,442
Leggett & Platt, Inc.	3,476	159,479
Lennar Corp., Class A	3,664	152,752
Lennar Corp., Class B	196	6,570
Mohawk Industries, Inc. (I)	1,773	326,764
Newell Brands, Inc.	7,680	368,794
NVR, Inc. (I)	129	196,467
PulteGroup, Inc.	6,646	123,616
Tempur Sealy International, Inc. (I)	544	29,414
Toll Brothers, Inc. (I)	3,626	99,497
Whirlpool Corp.	2,657	398,072
Internet and direct marketing retail 1.5%
Amazon.com, Inc. (I)	2,778	2,194,120
Expedia, Inc.	3,027	391,179
Liberty Interactive Corp., Series A (I)	13,946	257,862
Liberty Ventures, Series A (I)	1,724	68,788
Netflix, Inc. (I)	2,816	351,634
The Priceline Group, Inc. (I)	496	731,218
TripAdvisor, Inc. (I)	1,977	127,477
Leisure products 0.3%
Hasbro, Inc.	3,859	321,879
Mattel, Inc.	8,559	269,865
Polaris Industries, Inc.	1,422	108,939
Media 3.2%
CBS Corp., Class B	8,786	497,463
Charter Communications, Inc., Class A (I)	2,236	558,754
Comcast Corp., Class A	29,002	1,792,904
Discovery Communications, Inc., Series A (I)	7,418	193,684
Discovery Communications, Inc., Series C (I)	2,170	54,489
DISH Network Corp., Class A (I)	4,958	290,340
Liberty Broadband Corp., Series A (I)	227	14,744
Liberty Broadband Corp., Series C (I)	1,502	100,108
Liberty Global PLC, Series A (I)	5,698	185,755
Liberty Global PLC, Series C (I)	5,959	189,496
Liberty Media Corp-Liberty SiriusXM, Class A (I)	4,038	134,344

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       13

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Live Nation Entertainment, Inc. (I)	2,398	$66,353
News Corp., Class A	6,676	80,913
News Corp., Class B	857	10,627
Omnicom Group, Inc.	9,166	731,630
Scripps Networks Interactive, Inc., Class A	2,456	158,068
Sirius XM Holdings, Inc. (I)	42,190	175,932
TEGNA, Inc.	6,914	135,653
The Interpublic Group of Companies, Inc.	12,818	286,995
The Madison Square Garden Company, Class A (I)	222	36,739
The Walt Disney Company	14,584	1,351,791
Time Warner, Inc.	7,934	706,047
Twenty-First Century Fox, Inc., Class A	13,653	358,664
Twenty-First Century Fox, Inc., Class B	6,536	172,485
Viacom, Inc., Class A	157	6,641
Viacom, Inc., Class B	8,352	313,701
Multiline retail 1.0%
Dollar General Corp.	7,240	500,212
Dollar Tree, Inc. (I)	6,035	455,944
Kohl's Corp.	6,779	296,581
Macy's, Inc.	11,892	433,939
Nordstrom, Inc.	4,821	250,692
Target Corp.	9,273	637,333
Specialty retail 2.7%
Advance Auto Parts, Inc.	1,778	249,062
AutoNation, Inc. (I)	1,966	86,248
AutoZone, Inc. (I)	490	363,658
Bed Bath & Beyond, Inc.	5,428	219,400
Best Buy Company, Inc.	8,671	337,389
Burlington Stores, Inc. (I)	841	63,025
CarMax, Inc. (I)	5,099	254,644
Dick's Sporting Goods, Inc.	2,351	130,833
Foot Locker, Inc.	3,135	209,324
L Brands, Inc.	4,045	292,009
Lowe's Companies, Inc.	11,479	765,075
O'Reilly Automotive, Inc. (I)	1,803	476,785
Ross Stores, Inc.	8,947	559,545
Signet Jewelers, Ltd.	707	57,451
Staples, Inc.	14,010	103,674
The Gap, Inc.	7,863	216,940
The Home Depot, Inc.	12,327	1,504,017
The Michaels Companies, Inc. (I)	1,294	30,086
The TJX Companies, Inc.	7,939	585,501

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       14

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tiffany & Company	3,106	$228,043
Tractor Supply Company	3,285	205,740
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,292	314,395
Williams-Sonoma, Inc.	2,253	104,134
Textiles, apparel and luxury goods 0.8%
Carter's, Inc.	930	80,296
Coach, Inc.	5,784	207,588
Hanesbrands, Inc.	7,633	196,168
lululemon athletica, Inc. (I)	1,960	112,210
Michael Kors Holdings, Ltd. (I)	3,895	197,788
NIKE, Inc., Class B	12,904	647,523
PVH Corp.	1,516	162,182
Ralph Lauren Corp.	1,764	173,048
Under Armour, Inc., Class A (I)	2,601	80,891
Under Armour, Inc., Class C (I)	2,604	67,339
VF Corp.	4,871	264,057
Consumer staples 8.7%		23,532,682
Beverages 1.8%
Brown-Forman Corp., Class A	1,223	59,316
Brown-Forman Corp., Class B	5,266	243,131
Constellation Brands, Inc., Class A	2,539	424,318
Dr. Pepper Snapple Group, Inc.	6,056	531,656
Molson Coors Brewing Company, Class B	4,063	421,780
Monster Beverage Corp. (I)	1,025	147,949
PepsiCo, Inc.	14,703	1,576,162
The Coca-Cola Company	34,121	1,446,730
Food and staples retailing 1.9%
Casey's General Stores, Inc.	704	79,545
Costco Wholesale Corp.	4,287	633,919
CVS Health Corp.	12,132	1,020,301
Rite Aid Corp. (I)	15,660	105,079
Sysco Corp.	8,813	424,082
The Kroger Company	20,473	634,254
US Foods Holding Corp. (I)	641	14,487
Wal-Mart Stores, Inc.	19,459	1,362,519
Walgreens Boots Alliance, Inc.	8,174	676,235
Whole Foods Market, Inc.	8,024	226,999
Food products 2.3%
Archer-Daniels-Midland Company	8,266	360,150
Blue Buffalo Pet Products, Inc. (I)	831	20,875
Bunge, Ltd.	4,183	259,388
Campbell Soup Company	5,420	294,523

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       15

	Shares	Value
Consumer staples (continued)
Food products (continued)
ConAgra Foods, Inc.	11,033	$531,570
General Mills, Inc.	9,923	615,028
Hormel Foods Corp.	6,239	240,202
Ingredion, Inc.	2,186	286,738
Kellogg Company	3,640	273,473
McCormick & Company, Inc.	3,420	327,875
Mead Johnson Nutrition Company	3,944	294,893
Mondelez International, Inc., Class A	16,244	730,005
Pilgrim's Pride Corp.	1,434	31,319
Pinnacle Foods, Inc.	1,992	102,429
Post Holdings, Inc. (I)	882	67,235
The Hershey Company	4,504	461,480
The J.M. Smucker Company	2,639	346,527
The Kraft Heinz Company	3,216	286,063
The WhiteWave Foods Company (I)	3,317	180,743
TreeHouse Foods, Inc. (I)	781	68,322
Tyson Foods, Inc., Class A	5,864	415,464
Household products 1.4%
Church & Dwight Company, Inc.	3,329	160,658
Colgate-Palmolive Company	7,463	532,560
Kimberly-Clark Corp.	3,901	446,313
Spectrum Brands Holdings, Inc.	481	65,050
The Clorox Company	3,701	444,194
The Procter & Gamble Company	24,792	2,151,946
Personal products 0.2%
Coty, Inc., Class A (I)	546	12,553
Edgewell Personal Care Company (I)	1,902	143,411
Herbalife, Ltd. (I)	1,069	64,867
The Estee Lauder Companies, Inc., Class A	3,772	328,654
Tobacco 1.1%
Altria Group, Inc.	20,179	1,334,235
Philip Morris International, Inc.	12,332	1,189,298
Reynolds American, Inc.	7,919	436,179
Energy 5.8%		15,769,752
Energy equipment and services 0.8%
Baker Hughes, Inc.	4,282	237,223
Core Laboratories NV	576	55,855
FMC Technologies, Inc. (I)	5,598	180,647
Halliburton Company	7,743	356,178
Helmerich & Payne, Inc.	3,080	194,379
National Oilwell Varco, Inc.	5,013	160,917
Schlumberger, Ltd.	12,595	985,307

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       16

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Weatherford International PLC (I)	12,492	$60,211
Oil, gas and consumable fuels 5.0%
Anadarko Petroleum Corp.	4,384	260,585
Antero Resources Corp. (I)	2,954	78,192
Apache Corp.	5,627	334,694
Cabot Oil & Gas Corp.	7,596	158,604
Cheniere Energy Partners LP Holdings LLC	453	9,033
Cheniere Energy, Inc. (I)	2,130	80,301
Chevron Corp.	20,041	2,099,295
Cimarex Energy Company	1,682	217,197
Concho Resources, Inc. (I)	2,137	271,271
ConocoPhillips	11,895	516,838
Continental Resources, Inc. (I)	1,824	89,212
Devon Energy Corp.	5,635	213,510
Diamondback Energy, Inc. (I)	593	54,135
Energen Corp.	921	46,170
EOG Resources, Inc.	4,510	407,794
EQT Corp.	3,901	257,466
Exxon Mobil Corp.	41,570	3,463,612
Hess Corp.	5,987	287,196
HollyFrontier Corp.	5,525	137,849
Kinder Morgan, Inc.	8,072	164,911
Marathon Oil Corp.	12,374	163,089
Marathon Petroleum Corp.	9,137	398,282
Murphy Oil Corp.	1,759	45,505
Newfield Exploration Company (I)	2,652	107,645
Noble Energy, Inc.	7,300	251,631
Occidental Petroleum Corp.	5,491	400,349
ONEOK, Inc.	6,770	327,871
Parsley Energy, Inc., Class A (I)	1,149	37,802
Phillips 66	6,837	554,823
Pioneer Natural Resources Company	1,446	258,863
QEP Resources, Inc.	2,539	40,802
Range Resources Corp.	2,252	76,095
Spectra Energy Corp.	13,194	551,641
Tesoro Corp.	3,556	302,153
The Williams Companies, Inc.	10,158	296,614
Valero Energy Corp.	9,757	578,005
Financials 13.3%		36,040,297
Banks 4.8%
Bank of America Corp.	80,839	1,333,844
BB&T Corp.	10,067	394,626

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       17

	Shares	Value
Financials (continued)
Banks (continued)
BOK Financial Corp.	195	$13,849
CIT Group, Inc.	5,109	185,610
Citigroup, Inc.	21,432	1,053,383
Citizens Financial Group, Inc.	8,968	236,217
Comerica, Inc.	4,621	240,708
Commerce Bancshares, Inc.	1,267	63,122
East West Bancorp, Inc.	2,732	107,941
Fifth Third Bancorp	24,935	542,586
First Republic Bank	3,171	236,018
Huntington Bancshares, Inc.	22,367	237,090
JPMorgan Chase & Co.	37,071	2,567,537
KeyCorp	22,841	322,515
M&T Bank Corp.	3,626	445,019
PacWest Bancorp	1,344	58,316
People's United Financial, Inc.	6,720	109,133
Regions Financial Corp.	36,116	386,802
Signature Bank (I)	867	104,526
SunTrust Banks, Inc.	12,985	587,312
SVB Financial Group (I)	769	94,026
The PNC Financial Services Group, Inc.	6,041	577,520
U.S. Bancorp	18,365	822,017
Wells Fargo & Company	44,738	2,058,395
Zions Bancorporation	4,618	148,746
Capital markets 2.9%
Affiliated Managers Group, Inc. (I)	1,263	167,550
Ameriprise Financial, Inc.	5,749	508,154
BlackRock, Inc.	939	320,424
CBOE Holdings, Inc.	1,470	92,919
CME Group, Inc.	3,495	349,850
E*TRADE Financial Corp. (I)	4,835	136,154
Eaton Vance Corp.	1,157	40,564
FactSet Research Systems, Inc.	961	148,686
Franklin Resources, Inc.	7,217	242,924
Intercontinental Exchange, Inc.	1,360	367,730
Invesco, Ltd.	9,131	256,490
MarketAxess Holdings, Inc.	511	77,038
Moody's Corp.	4,203	422,486
Morgan Stanley	13,521	453,900
MSCI, Inc.	2,422	194,220
Nasdaq, Inc.	2,974	190,247
Northern Trust Corp.	5,387	390,127
Raymond James Financial, Inc.	3,128	188,055
S&P Global, Inc.	4,205	512,379

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       18

	Shares	Value
Financials (continued)
Capital markets (continued)
SEI Investments Company	4,307	$190,929
State Street Corp.	5,278	370,568
T. Rowe Price Group, Inc.	5,858	374,971
TD Ameritrade Holding Corp.	7,796	266,701
The Bank of New York Mellon Corp.	13,775	596,044
The Charles Schwab Corp.	12,790	405,443
The Goldman Sachs Group, Inc.	3,495	622,949
Consumer finance 0.8%
Ally Financial, Inc.	10,232	184,892
American Express Company	8,325	552,947
Capital One Financial Corp.	8,726	646,073
Discover Financial Services	10,871	612,363
Navient Corp.	7,665	97,959
Synchrony Financial	3,525	100,780
Diversified financial services 0.9%
Berkshire Hathaway, Inc., Class B (I)	16,312	2,353,822
Leucadia National Corp.	6,050	112,954
Voya Financial, Inc.	3,309	101,090
Insurance 3.8%
Aflac, Inc.	6,266	431,539
Alleghany Corp. (I)	358	184,803
American Financial Group, Inc.	2,069	154,141
American International Group, Inc.	10,681	659,018
AmTrust Financial Services, Inc.	917	24,200
Aon PLC	4,262	472,357
Arch Capital Group, Ltd. (I)	2,540	198,044
Arthur J. Gallagher & Company	3,528	170,155
Assurant, Inc.	1,025	82,533
Axis Capital Holdings, Ltd.	2,546	145,046
Brown & Brown, Inc.	2,679	98,748
Chubb, Ltd.	3,646	463,042
Cincinnati Financial Corp.	3,765	266,487
CNA Financial Corp.	852	31,158
Endurance Specialty Holdings, Ltd.	343	31,539
Erie Indemnity Company, Class A	338	34,608
Everest Re Group, Ltd.	1,364	277,601
First American Financial Corp.	1,214	47,419
FNF Group	4,371	156,963
Lincoln National Corp.	7,223	354,577
Loews Corp.	7,651	329,223
Markel Corp. (I)	250	219,358
Marsh & McLennan Companies, Inc.	6,412	406,457

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       19

	Shares	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	7,513	$352,810
Old Republic International Corp.	3,673	61,927
Principal Financial Group, Inc.	8,696	474,802
Prudential Financial, Inc.	6,342	537,738
Reinsurance Group of America, Inc.	1,836	198,031
RenaissanceRe Holdings, Ltd.	698	86,754
The Allstate Corp.	5,525	375,148
The Hartford Financial Services Group, Inc.	13,090	577,400
The Progressive Corp.	14,590	459,731
The Travelers Companies, Inc.	6,511	704,360
Torchmark Corp.	3,348	212,297
Unum Group	7,991	282,881
W.R. Berkley Corp.	2,871	163,934
Willis Towers Watson PLC	2,665	335,524
XL Group, Ltd.	6,955	241,339
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	10,419	149,617
TFS Financial Corp.	547	9,748
Health care 12.8%		34,454,091
Biotechnology 2.0%
AbbVie, Inc.	11,496	641,247
Alexion Pharmaceuticals, Inc. (I)	2,019	263,480
Alkermes PLC (I)	1,627	82,017
Alnylam Pharmaceuticals, Inc. (I)	571	20,328
Amgen, Inc.	7,414	1,046,560
Biogen, Inc. (I)	2,313	648,056
BioMarin Pharmaceutical, Inc. (I)	1,799	144,855
Celgene Corp. (I)	6,399	653,850
Gilead Sciences, Inc.	14,023	1,032,513
Incyte Corp. (I)	2,305	200,466
OPKO Health, Inc. (I)	4,560	42,955
Regeneron Pharmaceuticals, Inc. (I)	840	289,817
Seattle Genetics, Inc. (I)	935	48,340
United Therapeutics Corp. (I)	656	78,766
Vertex Pharmaceuticals, Inc. (I)	2,418	183,429
Health care equipment and supplies 2.9%
Abbott Laboratories	16,359	641,927
ABIOMED, Inc. (I)	280	29,397
Align Technology, Inc. (I)	704	60,488
Baxter International, Inc.	7,077	336,794
Becton, Dickinson and Company	3,579	600,950
Boston Scientific Corp. (I)	14,578	320,716

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       20

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
C.R. Bard, Inc.	2,369	$513,315
Danaher Corp.	6,053	475,463
DENTSPLY SIRONA, Inc.	5,351	308,057
DexCom, Inc. (I)	755	59,071
Edwards Lifesciences Corp. (I)	4,622	440,107
Hologic, Inc. (I)	7,296	262,729
IDEXX Laboratories, Inc. (I)	2,226	238,494
Intuitive Surgical, Inc. (I)	412	276,897
Medtronic PLC	11,753	963,981
ResMed, Inc.	3,398	203,098
St. Jude Medical, Inc.	7,213	561,460
STERIS PLC	1,088	72,700
Stryker Corp.	3,930	453,326
Teleflex, Inc.	711	101,765
The Cooper Companies, Inc.	980	172,519
Varian Medical Systems, Inc. (I)	3,214	291,606
West Pharmaceutical Services, Inc.	699	53,145
Zimmer Biomet Holdings, Inc.	3,112	328,005
Health care providers and services 3.3%
Acadia Healthcare Company, Inc. (I)	678	24,381
Aetna, Inc.	7,770	834,110
AmerisourceBergen Corp.	4,155	292,180
Anthem, Inc.	4,992	608,325
Cardinal Health, Inc.	5,546	380,955
Centene Corp. (I)	3,280	204,934
Cigna Corp.	4,838	574,900
DaVita, Inc. (I)	7,494	439,298
Express Scripts Holding Company (I)	9,356	630,594
HCA Holdings, Inc. (I)	3,166	242,294
Henry Schein, Inc. (I)	2,521	376,133
Humana, Inc.	2,891	495,893
Laboratory Corp. of America Holdings (I)	3,681	461,377
McKesson Corp.	3,173	403,510
MEDNAX, Inc. (I)	2,321	142,161
Patterson Companies, Inc.	3,183	135,946
Premier, Inc., Class A (I)	351	11,176
Quest Diagnostics, Inc.	6,385	519,994
UnitedHealth Group, Inc.	11,811	1,669,249
Universal Health Services, Inc., Class B	3,414	412,104
VCA, Inc. (I)	1,354	83,217
WellCare Health Plans, Inc. (I)	567	64,360

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       21

	Shares	Value
Health care (continued)
Health care technology 0.2%
athenahealth, Inc. (I)	461	$47,631
Cerner Corp. (I)	7,406	433,843
Veeva Systems, Inc., Class A (I)	538	20,901
Life sciences tools and services 0.8%
Agilent Technologies, Inc.	8,174	356,141
Illumina, Inc. (I)	1,550	211,017
Mettler-Toledo International, Inc. (I)	711	287,301
PerkinElmer, Inc.	2,346	119,388
Quintiles Transnational Holdings, Inc. (I)	2,128	152,663
Thermo Fisher Scientific, Inc.	4,113	604,734
Waters Corp. (I)	2,327	323,779
Pharmaceuticals 3.6%
Allergan PLC (I)	2,609	545,124
Bristol-Myers Squibb Company	11,487	584,803
Eli Lilly & Company	9,515	702,588
Endo International PLC (I)	3,195	59,906
Jazz Pharmaceuticals PLC (I)	965	105,639
Johnson & Johnson	27,067	3,139,501
Mallinckrodt PLC (I)	1,412	83,675
Merck & Company, Inc.	27,630	1,622,434
Mylan NV (I)	9,537	348,101
Perrigo Company PLC	2,567	213,549
Pfizer, Inc.	61,741	1,957,807
Zoetis, Inc.	8,029	383,786
Industrials 12.1%		32,812,963
Aerospace and defense 2.3%
B/E Aerospace, Inc.	2,884	171,656
General Dynamics Corp.	3,097	466,842
Huntington Ingalls Industries, Inc.	1,053	169,912
L-3 Communications Holdings, Inc.	2,242	307,019
Lockheed Martin Corp.	2,729	672,371
Northrop Grumman Corp.	3,059	700,511
Orbital ATK, Inc.	307	22,829
Raytheon Company	5,201	710,509
Rockwell Collins, Inc.	4,484	378,091
Spirit AeroSystems Holdings, Inc., Class A (I)	2,274	114,519
Textron, Inc.	7,194	288,336
The Boeing Company	6,279	894,318
TransDigm Group, Inc.	996	271,370
United Technologies Corp.	9,753	996,757
Air freight and logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,093	278,815

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       22

	Shares	Value
Industrials (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	4,874	$250,865
FedEx Corp.	4,315	752,191
United Parcel Service, Inc., Class B	6,065	653,564
Airlines 1.0%
Alaska Air Group, Inc.	3,434	248,003
American Airlines Group, Inc.	11,038	448,143
Delta Air Lines, Inc.	13,116	547,855
JetBlue Airways Corp. (I)	5,546	96,944
Southwest Airlines Company	18,560	743,328
United Continental Holdings, Inc. (I)	10,396	584,567
Building products 0.5%
Allegion PLC	1,836	117,210
AO Smith Corp.	2,521	113,874
Fortune Brands Home & Security, Inc.	3,257	177,930
Johnson Controls International PLC	12,822	516,983
Lennox International, Inc.	766	111,752
Masco Corp.	6,682	206,340
Owens Corning	2,450	119,511
Commercial services and supplies 0.6%
Cintas Corp.	2,909	310,303
Copart, Inc. (I)	1,472	77,236
KAR Auction Services, Inc.	2,827	120,374
Republic Services, Inc.	9,091	478,459
Rollins, Inc.	1,818	56,031
Stericycle, Inc. (I)	1,800	144,162
Waste Management, Inc.	7,616	500,067
Construction and engineering 0.2%
AECOM (I)	2,139	59,571
Fluor Corp.	4,902	254,855
Jacobs Engineering Group, Inc. (I)	3,129	161,394
Electrical equipment 0.7%
Acuity Brands, Inc.	727	162,535
AMETEK, Inc.	5,969	263,233
Eaton Corp. PLC	6,845	436,506
Emerson Electric Company	9,144	463,418
Hubbell, Inc.	1,342	140,266
Rockwell Automation, Inc.	3,568	427,161
Sensata Technologies Holding NV (I)	2,823	100,866
Industrial conglomerates 1.7%
3M Company	6,563	1,084,864
Carlisle Companies, Inc.	1,642	172,164
General Electric Company	74,030	2,154,273

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       23

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Honeywell International, Inc.	7,138	$782,896
Roper Technologies, Inc.	2,419	419,237
Machinery 2.5%
Allison Transmission Holdings, Inc.	3,270	95,778
Caterpillar, Inc.	6,727	561,435
Cummins, Inc.	4,308	550,649
Deere & Company	5,683	501,809
Donaldson Company, Inc.	3,518	128,477
Dover Corp.	5,944	397,594
Flowserve Corp.	4,200	177,870
Fortive Corp.	4,340	221,557
IDEX Corp.	1,923	166,224
Illinois Tool Works, Inc.	5,388	611,915
Ingersoll-Rand PLC	7,534	506,963
Lincoln Electric Holdings, Inc.	1,336	87,949
Nordson Corp.	589	58,977
PACCAR, Inc.	9,572	525,694
Parker-Hannifin Corp.	4,001	491,123
Pentair PLC	4,171	229,947
Snap-on, Inc.	1,464	225,602
Stanley Black & Decker, Inc.	4,185	476,420
The Middleby Corp. (I)	1,034	115,922
The Toro Company	1,371	65,643
WABCO Holdings, Inc. (I)	1,141	112,343
Wabtec Corp.	1,678	129,726
Xylem, Inc.	3,835	185,346
Professional services 0.5%
Equifax, Inc.	3,781	468,731
ManpowerGroup, Inc.	2,547	195,610
Nielsen Holdings PLC	4,970	223,749
Robert Half International, Inc.	3,370	126,105
The Dun & Bradstreet Corp.	301	37,580
TransUnion (I)	943	29,459
Verisk Analytics, Inc. (I)	3,205	261,368
Road and rail 1.0%
AMERCO	181	58,353
CSX Corp.	21,380	652,304
Hertz Global Holdings, Inc. (I)	2,388	79,162
J.B. Hunt Transport Services, Inc.	3,292	268,660
Kansas City Southern	2,713	238,093
Norfolk Southern Corp.	5,704	530,472
Old Dominion Freight Line, Inc. (I)	1,505	112,393

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       24

	Shares	Value
Industrials (continued)
Road and rail (continued)
Union Pacific Corp.	10,051	$886,297
Trading companies and distributors 0.4%
Fastenal Company	6,967	271,574
HD Supply Holdings, Inc. (I)	3,256	107,448
MSC Industrial Direct Company, Inc., Class A	306	22,277
United Rentals, Inc. (I)	2,321	175,607
W.W. Grainger, Inc.	1,830	380,860
Watsco, Inc.	339	46,541
Transportation infrastructure 0.0%
Macquarie Infrastructure Corp.	1,376	112,571
Information technology 19.4%		52,285,851
Communications equipment 1.2%
Arista Networks, Inc. (I)	455	38,561
ARRIS International PLC (I)	2,899	80,534
Brocade Communications Systems, Inc.	5,072	53,763
Cisco Systems, Inc.	53,763	1,649,449
CommScope Holding Company, Inc. (I)	2,925	89,359
F5 Networks, Inc. (I)	1,651	228,185
Harris Corp.	3,882	346,313
Juniper Networks, Inc.	10,061	265,007
Motorola Solutions, Inc.	3,829	277,909
Palo Alto Networks, Inc. (I)	724	111,373
Electronic equipment, instruments and components 1.1%
Amphenol Corp., Class A	9,300	613,149
Arrow Electronics, Inc. (I)	3,259	199,190
Avnet, Inc.	4,043	169,604
CDW Corp.	3,159	141,871
Corning, Inc.	23,509	533,889
Dolby Laboratories, Inc., Class A	569	27,079
Flex, Ltd. (I)	20,910	296,692
FLIR Systems, Inc.	852	28,048
IPG Photonics Corp. (I)	509	49,378
Keysight Technologies, Inc. (I)	3,346	109,749
TE Connectivity, Ltd.	9,340	587,206
Trimble Navigation, Ltd. (I)	5,563	153,761
Internet software and services 2.6%
Akamai Technologies, Inc. (I)	3,845	267,112
Alphabet, Inc., Class A (I)	4,123	3,339,218
Alphabet, Inc., Class C (I)	440	345,198
CoStar Group, Inc. (I)	486	90,940
eBay, Inc. (I)	18,218	519,395

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       25

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Facebook, Inc., Class A (I)	10,613	$1,390,197
GoDaddy, Inc., Class A (I)	185	6,621
InterActiveCorp	1,898	122,307
LinkedIn Corp., Class A (I)	767	145,423
MercadoLibre, Inc.	520	87,365
Twitter, Inc. (I)	1,372	24,627
VeriSign, Inc. (I)	2,332	195,935
Yahoo!, Inc. (I)	11,788	489,791
Zillow Group, Inc., Class A (I)	316	10,437
Zillow Group, Inc., Class C (I)	600	20,016
IT services 4.0%
Accenture PLC, Class A	6,717	780,784
Alliance Data Systems Corp. (I)	1,743	356,391
Amdocs, Ltd.	4,869	284,593
Automatic Data Processing, Inc.	6,129	533,591
Black Knight Financial Services, Inc., Class A (I)	360	14,166
Broadridge Financial Solutions, Inc.	2,508	162,167
Cognizant Technology Solutions Corp., Class A (I)	8,613	442,278
Computer Sciences Corp.	5,478	298,277
CSRA, Inc.	5,239	131,447
Fidelity National Information Services, Inc.	6,310	466,435
First Data Corp., Class A (I)	3,763	52,644
Fiserv, Inc. (I)	7,572	745,691
FleetCor Technologies, Inc. (I)	1,613	282,759
Gartner, Inc. (I)	1,950	167,778
Genpact, Ltd. (I)	2,509	57,682
Global Payments, Inc.	2,510	182,025
IBM Corp.	9,009	1,384,593
Jack Henry & Associates, Inc.	1,801	145,917
Leidos Holdings, Inc.	2,224	92,452
MasterCard, Inc., Class A	10,347	1,107,336
Paychex, Inc.	7,789	429,953
PayPal Holdings, Inc. (I)	7,554	314,700
Sabre Corp.	3,199	82,630
The Western Union Company	13,964	280,257
Total System Services, Inc.	5,278	263,267
Vantiv, Inc., Class A (I)	2,823	164,750
Visa, Inc., Class A	15,422	1,272,469
Xerox Corp.	27,549	269,154
Semiconductors and semiconductor equipment 3.3%
Advanced Micro Devices, Inc. (I)	3,838	27,749
Analog Devices, Inc.	8,438	540,876

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       26

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Applied Materials, Inc.	18,977	$551,851
Broadcom, Ltd.	3,692	628,674
Intel Corp.	62,550	2,181,119
Lam Research Corp.	4,235	410,202
Linear Technology Corp.	6,464	388,228
Marvell Technology Group, Ltd.	11,248	146,561
Maxim Integrated Products, Inc.	7,476	296,274
Microchip Technology, Inc.	5,251	317,948
Micron Technology, Inc. (I)	18,196	312,243
NVIDIA Corp.	6,370	453,289
Qorvo, Inc. (I)	2,244	124,879
QUALCOMM, Inc.	15,614	1,072,994
Skyworks Solutions, Inc.	4,108	316,070
Texas Instruments, Inc.	11,533	817,113
Versum Materials, Inc. (I)	1,502	34,095
Xilinx, Inc.	7,770	395,260
Software 4.0%
Activision Blizzard, Inc.	9,841	424,836
Adobe Systems, Inc. (I)	3,390	364,459
ANSYS, Inc. (I)	1,899	173,474
Atlassian Corp. PLC, Class A (I)	372	9,992
Autodesk, Inc. (I)	3,750	271,050
CA, Inc.	11,002	338,201
Cadence Design Systems, Inc. (I)	6,220	159,108
CDK Global, Inc.	2,754	150,396
Citrix Systems, Inc. (I)	3,855	326,904
Electronic Arts, Inc. (I)	6,484	509,124
Fortinet, Inc. (I)	1,178	37,767
Intuit, Inc.	3,929	427,239
Microsoft Corp.	71,719	4,297,402
Oracle Corp.	35,556	1,366,062
PTC, Inc. (I)	806	38,237
Red Hat, Inc. (I)	3,539	274,096
salesforce.com, Inc. (I)	3,843	288,840
ServiceNow, Inc. (I)	1,728	151,908
Splunk, Inc. (I)	1,321	79,511
SS&C Technologies Holdings, Inc.	2,962	94,577
Symantec Corp.	17,540	439,026
Synopsys, Inc. (I)	3,721	220,693
The Ultimate Software Group, Inc. (I)	296	62,453
Tyler Technologies, Inc. (I)	328	52,611
VMware, Inc., Class A (I)	954	74,984
Workday, Inc., Class A (I)	1,094	94,828

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       27

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 3.2%
Apple, Inc.	58,152	$6,602,578
Hewlett Packard Enterprise Company	23,232	522,023
HP, Inc.	27,473	398,084
NetApp, Inc.	6,817	231,369
Seagate Technology PLC	11,421	391,855
Western Digital Corp.	8,999	525,902
Materials 4.0%		10,901,816
Chemicals 2.4%
AdvanSix, Inc. (I)	283	4,517
Air Products & Chemicals, Inc.	3,010	401,594
Albemarle Corp.	2,595	216,812
Ashland Global Holdings, Inc.	1,781	198,991
Axalta Coating Systems, Ltd. (I)	3,797	95,381
Celanese Corp., Series A	4,143	302,108
CF Industries Holdings, Inc.	7,519	180,531
E.I. du Pont de Nemours & Company	8,960	616,358
Eastman Chemical Company	4,972	357,537
Ecolab, Inc.	3,436	392,288
FMC Corp.	3,826	179,401
International Flavors & Fragrances, Inc.	2,112	276,207
LyondellBasell Industries NV, Class A	4,514	359,089
Monsanto Company	4,187	421,924
NewMarket Corp.	209	83,790
PPG Industries, Inc.	3,903	363,486
Praxair, Inc.	3,593	420,597
RPM International, Inc.	3,440	163,538
The Dow Chemical Company	10,837	583,139
The Mosaic Company	4,067	95,697
The Scotts Miracle-Gro Company, Class A	914	80,514
The Sherwin-Williams Company	1,293	316,604
The Valspar Corp.	1,999	199,100
W.R. Grace & Company	1,548	103,654
Westlake Chemical Corp.	784	40,603
Construction materials 0.2%
Martin Marietta Materials, Inc.	1,437	266,391
Vulcan Materials Company	3,172	359,070
Containers and packaging 0.8%
AptarGroup, Inc.	908	64,868
Avery Dennison Corp.	1,543	107,686
Ball Corp.	4,565	351,825
Bemis Company, Inc.	1,450	70,644
Berry Plastics Group, Inc. (I)	1,302	56,963

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       28

	Shares	Value
Materials (continued)
Containers and packaging (continued)
Crown Holdings, Inc. (I)	3,400	$184,450
Graphic Packaging Holding Company	5,609	70,113
International Paper Company	13,209	594,801
Packaging Corp. of America	2,513	207,323
Sealed Air Corp.	4,792	218,659
Sonoco Products Company	1,563	78,603
WestRock Company	2,860	132,103
Metals and mining 0.6%
Alcoa, Inc.	8,891	255,359
Freeport-McMoRan, Inc. (I)	25,277	282,597
Newmont Mining Corp.	9,966	369,141
Nucor Corp.	8,248	402,915
Reliance Steel & Aluminum Company	1,977	135,978
Royal Gold, Inc.	688	47,348
Southern Copper Corp.	2,583	73,331
Steel Dynamics, Inc.	4,304	118,188
Real estate 3.6%		9,656,497
Equity real estate investment trusts 3.1%
Alexandria Real Estate Equities, Inc.	1,269	136,811
American Campus Communities, Inc.	1,346	70,140
American Homes 4 Rent, Class A	1,292	27,274
American Tower Corp.	3,373	395,282
Apartment Investment & Management Company, Class A	2,549	112,334
AvalonBay Communities, Inc.	2,136	365,640
Boston Properties, Inc.	2,648	319,031
Brixmor Property Group, Inc.	3,168	80,531
Camden Property Trust	1,463	119,147
Communications Sales & Leasing, Inc.	1,131	32,154
CubeSmart	1,813	47,265
DDR Corp.	5,122	78,315
Digital Realty Trust, Inc.	2,417	225,820
Douglas Emmett, Inc.	1,126	41,099
Duke Realty Corp.	5,888	153,971
EPR Properties	488	35,487
Equity LifeStyle Properties, Inc.	962	72,958
Equity Residential	5,518	340,737
Essex Property Trust, Inc.	1,063	227,578
Extra Space Storage, Inc.	1,939	141,838
Federal Realty Investment Trust	1,241	180,230
Forest City Realty Trust, Inc., Class A	2,724	58,811
Gaming and Leisure Properties, Inc.	1,517	49,803
General Growth Properties, Inc.	6,208	154,890

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       29

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
HCP, Inc.	7,391	$253,142
Healthcare Trust of America, Inc., Class A	1,059	32,405
Highwoods Properties, Inc.	996	49,431
Hospitality Properties Trust	1,242	33,981
Host Hotels & Resorts, Inc.	13,088	202,602
Kilroy Realty Corp.	1,396	100,275
Kimco Realty Corp.	7,236	192,550
Liberty Property Trust	2,491	100,711
Life Storage, Inc.	173	13,952
MGM Growth Properties LLC, Class A	442	11,633
Mid-America Apartment Communities, Inc.	1,140	105,735
National Retail Properties, Inc.	1,916	87,408
Omega Healthcare Investors, Inc.	2,490	79,257
Prologis, Inc.	6,201	323,444
Public Storage	1,350	288,522
Realty Income Corp.	4,123	244,247
Regency Centers Corp.	1,740	125,402
Senior Housing Properties Trust	1,825	38,818
Simon Property Group, Inc.	2,480	461,181
SL Green Realty Corp.	1,693	166,286
Spirit Realty Capital, Inc.	5,444	64,838
Sun Communities, Inc.	480	36,926
Taubman Centers, Inc.	599	43,404
The Macerich Company	2,496	176,667
UDR, Inc.	4,435	155,092
Ventas, Inc.	4,170	282,518
Vornado Realty Trust	3,154	292,628
Weingarten Realty Investors	1,210	43,814
Welltower, Inc.	4,254	291,527
Weyerhaeuser Company	17,770	531,856
WP Carey, Inc.	1,528	92,811
Real estate investment trusts 0.4%
Crown Castle International Corp.	3,994	363,414
Equinix, Inc.	841	300,472
Iron Mountain, Inc.	4,597	155,057
Lamar Advertising Company, Class A	1,007	63,894
VEREIT, Inc.	9,866	92,740
Real estate management and development 0.1%
CBRE Group, Inc., Class A (I)	6,449	166,126
Jones Lang LaSalle, Inc.	784	75,930
The Howard Hughes Corp. (I)	443	48,655

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       30

	Shares	Value
Telecommunication services 1.8%		$4,974,234
Diversified telecommunication services 1.7%
AT&T, Inc.	52,426	1,928,753
CenturyLink, Inc.	14,304	380,200
Frontier Communications Corp.	25,159	101,139
Level 3 Communications, Inc. (I)	5,342	299,953
SBA Communications Corp., Class A (I)	2,659	301,212
Verizon Communications, Inc.	33,995	1,635,160
Zayo Group Holdings, Inc. (I)	1,767	56,862
Wireless telecommunication services 0.1%
Sprint Corp. (I)	8,594	52,939
T-Mobile US, Inc. (I)	4,384	218,016
Utilities 4.8%		12,871,323
Electric utilities 2.7%
Alliant Energy Corp.	5,903	224,609
American Electric Power Company, Inc.	9,458	613,257
Duke Energy Corp.	5,762	461,075
Edison International	9,706	713,197
Entergy Corp.	5,792	426,755
Eversource Energy	7,521	414,106
Exelon Corp.	14,365	489,416
FirstEnergy Corp.	10,711	367,280
Great Plains Energy, Inc.	927	26,364
NextEra Energy, Inc.	5,170	661,760
OGE Energy Corp.	6,707	208,185
PG&E Corp.	7,713	479,132
Pinnacle West Capital Corp.	3,513	267,445
PPL Corp.	15,258	523,960
The Southern Company	9,418	485,686
Westar Energy, Inc.	3,206	183,768
Xcel Energy, Inc.	15,572	647,017
Gas utilities 0.2%
Atmos Energy Corp.	2,162	160,831
National Fuel Gas Company	1,494	78,256
UGI Corp.	4,880	225,895
Independent power and renewable electricity producers 0.1%
AES Corp.	21,321	250,948
Calpine Corp. (I)	7,730	91,987
Multi-utilities 1.7%
Ameren Corp.	7,532	376,223
CenterPoint Energy, Inc.	13,258	302,282
CMS Energy Corp.	7,237	305,040
Consolidated Edison, Inc.	7,697	581,508

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       31

			Shares	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Resources, Inc.			6,394	$480,829
DTE Energy Company			5,167	496,084
MDU Resources Group, Inc.			2,075	54,386
NiSource, Inc.			11,304	262,931
Public Service Enterprise Group, Inc.			16,312	686,409
SCANA Corp.			3,597	263,876
Sempra Energy			3,105	332,546
WEC Energy Group, Inc.			6,562	391,883
Water utilities 0.1%
American Water Works Company, Inc.			3,885	287,645
Aqua America, Inc.			1,588	48,752
	Yield (%)		Shares	Value
Short-term investments 0.0%				$70,360
(Cost $70,360)
Money market funds 0.0%				70,360
State Street Institutional Liquid Reserves Fund, Premier Class	0.4415(Y	)	171	171
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	70,189	70,189
Total investments (Cost $273,429,447)† 100.0%				$270,241,156
Other assets and liabilities, net 0.0%				$2,388
Total net assets 100.0%				$270,243,544

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $273,432,830. Net unrealized depreciation aggregated to $3,191,674, of which $7,625,209 related to appreciated investment securities and $10,816,883 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       32

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $273,429,447)	$270,241,156
Dividends and interest receivable	291,501
Other receivables and prepaid expenses	2,142
Total assets	270,534,799
Liabilities
Payable for investments purchased	169,959
Payable to affiliates
Accounting and legal services fees	13,357
Trustees' fees	193
Investment management fees	45,007
Other liabilities and accrued expenses	62,739
Total liabilities	291,255
Net assets	$270,243,544
Net assets consist of
Paid-in capital	$272,326,719
Undistributed net investment income	1,174,862
Accumulated net realized gain (loss) on investments	(69,746)
Net unrealized appreciation (depreciation) on investments	(3,188,291)
Net assets	$270,243,544

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$270,243,544
Shares outstanding	9,804,107
Net asset value per share	$27.56

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       33

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$1,520,787
Interest	157
Total investment income	1,520,944
Expenses
Investment management fees	218,065
Accounting and legal services fees	15,278
Transfer agent fees	8,032
Trustees' fees	806
Printing and postage	15,746
Professional fees	45,764
Custodian fees	18,796
Stock exchange listing fees	6,063
Other	22
Total expenses	328,572
Less expense reductions	(74,162)
Net expenses	254,410
Net investment income	1,266,534
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(44,477)
Futures contracts	(17,275)
(61,752)
Change in net unrealized appreciation (depreciation) of
Investments	(3,960,471)
(3,960,471)
Net realized and unrealized loss	(4,022,223)
Decrease in net assets from operations	($2,755,689)

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,266,534	$195,836
Net realized loss	(61,752)	(7,748)
Change in net unrealized appreciation (depreciation)	(3,960,471)	772,180
Increase (decrease) in net assets resulting from operations	(2,755,689)	960,268
Distributions to shareholders
From net investment income	(207,404)	(80,700)
From fund share transactions
Shares issued	249,198,092	25,820,626
Shares repurchased	(2,791,649)	—
Total from fund share transactions	246,406,443	25,820,626
Total increase	243,443,350	26,700,194
Net assets
Beginning of period	26,800,194	100,000
End of period	$270,243,544	$26,800,194
Undistributed net investment income	$1,174,862	$115,732
Share activity
Shares outstanding
Beginning of period	1,004,107	4,000
Shares issued	8,900,000	1,000,107
Shares repurchased	(100,000)	—
End of period	9,804,107	1,004,107

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       35

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$26.69		$24.35
Net investment income[3]	0.24		0.27
Net realized and unrealized gain on investments	0.80	[4]	2.17
Total from investment operations	1.04		2.44
Less distributions
From net investment income	(0.17)		(0.10)
Net asset value, end of period	$27.56		$26.69
Total return (%)[5]	3.92	[6]	10.01	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$270		$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45	[7]	0.93	[7]
Expenses including reductions	0.35	[7]	0.35	[7]
Net investment income	1.74	[7]	1.80	[7]
Portfolio turnover (%)[8]	8		6

1	Six months ended 10-31-16. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       36

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Large Cap ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Large Cap Index. The John Hancock Dimensional Large Cap Index is a rules-based index of large-cap U.S. stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended October 31, 2016, the fund had no borrowings under either line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       38

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market (OTC), on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended October 31, 2016, the fund used futures contracts to gain exposure to certain securities markets and as a substitute for securities purchased. The fund held futures contracts with notional values up to $423.7 thousand. There were no open futures contracts as of October 31, 2016.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2016:

Risk	Statement of operations location	Futures contracts
Equity	Net realized gain (loss)	($17,275)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       39

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.300% of the first $300 million of the fund's average daily net assets; and (b) 0.280% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.35% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $74,162.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.20% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 6 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 5% of shares outstanding on October 31, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $13,869,390 and $12,692,975, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $247,544,461 and $1,394,389, respectively, for the six months ended October 31, 2016.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       41

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHML

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR LARGE CAP ETF       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Large Cap ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0442	850SA 10/16 12/16

John Hancock

Multifactor Mid Cap ETF
JHMM

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Mid Cap ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
30	Financial statements
33	Financial highlights
34	Notes to financial statements
38	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Mid Cap Index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell Midcap Index comprises approximately 800 of the smallest securities of the mid-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.11
Net (%)	0.45

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

Most U.S. equities rose, outperforming developed ex-U.S. markets, but trailing emerging markets.

The fund outperformed the Russell Midcap Index

The fund generated a positive return for the period and outperformed the Russell Midcap Index, a commercial cap-weighted benchmark we use as a proxy for the middle portion of the U.S. stock market.

Higher allocation to smaller-cap securities benefited

An emphasis on lower relative value and higher profitability also helped relative to the benchmark during the period.

SECTOR COMPOSITION AS OF 10/31/16 (%)

A note about risks

The stock prices of midsize companies can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       4

"... our approach generally results in the fund maintaining intentionally higher allocations to securities with smaller market capitalizations within the mid-cap portion of the market."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Mid Cap Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The middle portion of the U.S. equity market, as measured by the Russell Midcap Index, was up 3.33%, outperforming developed ex-U.S. markets but trailing emerging markets. Smaller-cap stocks outperformed larger-cap stocks; meanwhile, stocks with value characteristics outperformed their more growth-oriented counterparts.

Broadly speaking, shares in information technology, financials, and industrials were among the strongest performers, while the energy, consumer discretionary, and healthcare sectors struggled.

TOP 10 HOLDINGS AS OF 10/31/16 (%)

United Continental Holdings, Inc.	0.4
Xcel Energy, Inc.	0.4
Fiserv, Inc.	0.4
Amphenol Corp., Class A	0.4
Western Digital Corp.	0.4
Parker-Hannifin Corp.	0.4
Flex, Ltd.	0.4
Fifth Third Bancorp	0.4
Electronic Arts, Inc.	0.4
C.R. Bard, Inc.	0.4
TOTAL	4.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       5

"... the fund ended the period with higher weights in equities with smaller market capitalizations with an emphasis on companies with lower relative price and higher profitability."

How did the fund perform for the period?

The fund outperformed the Russell Midcap Index, a commercial cap-weighted benchmark we use as a proxy for the middle portion of the U.S. stock market.

Compared with the benchmark, our approach generally results in the fund maintaining intentionally higher allocations to securities with smaller market capitalizations within the mid-cap portion of the market. This approach also maintains higher allocations to securities with a favorable combination of lower relative prices (in relation to book value) and higher profitability.

The fund's higher allocation to smaller-cap securities benfited results during the period. Additionally, when compared with the benchmark, the fund ended the period with higher weights in equities with smaller market capitalizations with an emphasis on companies with lower relative price and higher profitability.

One example was the fund's greater exposure to the information technology sector. Seagate Technology PLC and Computer Sciences Corp. both posted strong gains. Many energy stocks were under pressure for the period.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       6

How was the fund positioned at the close of the period?

The fund was broadly diversified across more than 650 names. Compared with the Russell Midcap Index, the fund ended the period with higher weights in low relative-price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposure was to the information technology, industrials, and financials sectors.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.11
Net (%)	0.45

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $11,209.

The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. Universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. company at the time of reconstitution.

The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell Midcap Index comprises approximately 800 of the smallest securities of the mid-cap segment of U.S. companies.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	7	5.47%	121	94.53%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	7	5.47%	121	94.53%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,039.80	$2.31	0.45%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.90	$2.29	0.45%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$130,679,484
(Cost $131,940,839)
Consumer discretionary 14.0%		18,304,499
Auto components 1.3%
Adient PLC (I)	342	15,564
Autoliv, Inc.	2,643	255,790
BorgWarner, Inc.	5,441	195,005
Delphi Automotive PLC	3,584	233,211
Gentex Corp.	10,637	179,872
Lear Corp.	3,311	406,524
The Goodyear Tire & Rubber Company	13,753	399,250
Automobiles 0.3%
Harley-Davidson, Inc.	5,910	336,988
Thor Industries, Inc.	798	63,289
Distributors 0.5%
Genuine Parts Company	4,242	384,283
LKQ Corp. (I)	6,588	212,661
Pool Corp.	1,170	108,319
Diversified consumer services 0.5%
Bright Horizons Family Solutions, Inc. (I)	1,168	78,151
H&R Block, Inc.	5,854	134,466
Service Corp. International	9,017	230,835
ServiceMaster Global Holdings, Inc. (I)	5,077	181,706
Hotels, restaurants and leisure 2.2%
Aramark	5,946	221,370
Chipotle Mexican Grill, Inc. (I)	560	202,026
Cracker Barrel Old Country Store, Inc.	742	102,396
Darden Restaurants, Inc.	3,770	244,258
Domino's Pizza, Inc.	1,394	235,921
Dunkin' Brands Group, Inc.	3,267	157,992
Hyatt Hotels Corp., Class A (I)	764	38,804
International Game Technology PLC	2,043	58,675
Marriott International, Inc., Class A	1,252	86,012
MGM Resorts International (I)	10,651	278,737
Norwegian Cruise Line Holdings, Ltd. (I)	2,866	111,401
Panera Bread Company, Class A (I)	1,000	190,760
Royal Caribbean Cruises, Ltd.	3,435	264,048
Six Flags Entertainment Corp.	2,277	126,715
Vail Resorts, Inc.	1,150	183,356
Wyndham Worldwide Corp.	3,858	254,011
Wynn Resorts, Ltd.	792	74,884

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       12

	Shares	Value
Consumer discretionary (continued)
Household durables 1.9%
CalAtlantic Group, Inc.	1,529	$49,417
D.R. Horton, Inc.	9,131	263,247
Garmin, Ltd.	2,897	140,099
Harman International Industries, Inc.	2,394	190,826
Leggett & Platt, Inc.	5,481	251,468
Lennar Corp., Class A	4,850	202,197
Lennar Corp., Class B	264	8,849
Mohawk Industries, Inc. (I)	1,563	288,061
NVR, Inc. (I)	166	252,818
PulteGroup, Inc.	10,979	204,209
Tempur Sealy International, Inc. (I)	1,719	92,946
Toll Brothers, Inc. (I)	5,515	151,332
Whirlpool Corp.	2,549	381,891
Internet and direct marketing retail 0.6%
Expedia, Inc.	2,041	263,758
Liberty Interactive Corp., Series A (I)	13,327	246,416
Liberty Ventures, Series A (I)	3,476	138,692
TripAdvisor, Inc. (I)	2,033	131,088
Wayfair, Inc., Class A (I)	346	11,532
Leisure products 0.6%
Brunswick Corp.	2,926	127,281
Hasbro, Inc.	3,059	255,151
Mattel, Inc.	8,718	274,879
Polaris Industries, Inc.	1,854	142,035
Media 1.5%
AMC Networks, Inc., Class A (I)	1,629	79,707
Cinemark Holdings, Inc.	4,539	180,652
Discovery Communications, Inc., Series A (I)	1,627	42,481
Discovery Communications, Inc., Series C (I)	3,384	84,972
Liberty Broadband Corp., Series A (I)	545	35,398
Liberty Broadband Corp., Series C (I)	1,930	128,635
Liberty Media Corp-Liberty SiriusXM, Class A (I)	4,085	135,908
Live Nation Entertainment, Inc. (I)	4,330	119,811
News Corp., Class A	12,069	146,276
News Corp., Class B	3,761	46,636
Regal Entertainment Group, Class A	1,357	29,189
Scripps Networks Interactive, Inc., Class A	2,291	147,449
TEGNA, Inc.	15,145	297,145
The Interpublic Group of Companies, Inc.	13,710	306,967
The Madison Square Garden Company, Class A (I)	769	127,262
Multiline retail 0.7%
Dollar Tree, Inc. (I)	5,264	397,695
Kohl's Corp.	7,364	322,175

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       13

	Shares	Value
Consumer discretionary (continued)
Multiline retail (continued)
Nordstrom, Inc.	3,984	$207,168
Specialty retail 2.6%
Advance Auto Parts, Inc.	2,138	299,491
AutoNation, Inc. (I)	3,186	139,770
Bed Bath & Beyond, Inc.	3,812	154,081
Best Buy Company, Inc.	7,660	298,051
Burlington Stores, Inc. (I)	2,276	170,563
Cabela's, Inc. (I)	1,087	66,970
CarMax, Inc. (I)	5,366	267,978
Dick's Sporting Goods, Inc.	4,163	231,671
Foot Locker, Inc.	4,026	268,816
Penske Automotive Group, Inc.	1,727	77,283
Sally Beauty Holdings, Inc. (I)	4,266	110,660
Signet Jewelers, Ltd.	1,286	104,500
Staples, Inc.	14,699	108,773
The Gap, Inc.	2,464	67,982
The Michaels Companies, Inc. (I)	2,354	54,731
Tiffany & Company	2,382	174,886
Tractor Supply Company	3,155	197,598
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,499	364,767
Urban Outfitters, Inc. (I)	4,121	137,847
Williams-Sonoma, Inc.	3,399	157,102
Textiles, apparel and luxury goods 1.3%
Carter's, Inc.	2,019	174,320
Coach, Inc.	5,127	184,008
Columbia Sportswear Company	769	43,556
Hanesbrands, Inc.	10,603	272,497
lululemon athletica, Inc. (I)	2,394	137,057
Michael Kors Holdings, Ltd. (I)	4,011	203,679
PVH Corp.	2,527	270,338
Ralph Lauren Corp.	1,614	158,333
Skechers U.S.A., Inc., Class A (I)	3,237	68,074
Under Armour, Inc., Class A (I)	3,235	100,609
Under Armour, Inc., Class C (I)	3,384	87,510
Consumer staples 4.7%		6,161,426
Beverages 0.8%
Brown-Forman Corp., Class A	263	12,756
Brown-Forman Corp., Class B	5,318	245,532
Dr. Pepper Snapple Group, Inc.	4,851	425,869
Molson Coors Brewing Company, Class B	3,400	352,954
Food and staples retailing 0.5%
Casey's General Stores, Inc.	1,706	192,761
Rite Aid Corp. (I)	30,271	203,118

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       14

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Sprouts Farmers Market, Inc. (I)	2,474	$54,799
US Foods Holding Corp. (I)	957	21,628
Whole Foods Market, Inc.	8,458	239,277
Food products 2.6%
Blue Buffalo Pet Products, Inc. (I)	1,840	46,221
Bunge, Ltd.	3,537	219,329
Campbell Soup Company	3,756	204,101
ConAgra Foods, Inc.	8,964	431,886
Ingredion, Inc.	2,592	339,993
Lancaster Colony Corp.	394	51,476
McCormick & Company, Inc.	2,815	269,874
Mead Johnson Nutrition Company	1,872	139,969
Pilgrim's Pride Corp.	2,556	55,823
Pinnacle Foods, Inc.	4,029	207,171
Post Holdings, Inc. (I)	2,014	153,527
Seaboard Corp. (I)	9	30,465
The Hain Celestial Group, Inc. (I)	3,156	114,784
The Hershey Company	3,760	385,250
The J.M. Smucker Company	2,590	340,093
The WhiteWave Foods Company (I)	4,530	246,840
TreeHouse Foods, Inc. (I)	1,635	143,030
Household products 0.5%
Church & Dwight Company, Inc.	3,614	174,412
Spectrum Brands Holdings, Inc.	899	121,581
The Clorox Company	2,915	349,858
Personal products 0.3%
Coty, Inc., Class A (I)	865	19,886
Edgewell Personal Care Company (I)	2,790	210,366
Herbalife, Ltd. (I)	2,584	156,797
Energy 3.2%		4,247,386
Energy equipment and services 0.6%
Core Laboratories NV	1,474	142,934
FMC Technologies, Inc. (I)	6,444	207,948
Helmerich & Payne, Inc.	5,068	319,841
National Oilwell Varco, Inc.	3,554	114,083
Transocean, Ltd. (I)	2,708	26,024
Weatherford International PLC (I)	8,284	39,929
Oil, gas and consumable fuels 2.6%
Antero Resources Corp. (I)	5,032	133,197
Cabot Oil & Gas Corp.	8,645	180,508
Cheniere Energy Partners LP Holdings LLC	898	17,906
Cheniere Energy, Inc. (I)	2,230	84,071

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       15

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cimarex Energy Company	1,696	$219,004
Concho Resources, Inc. (I)	2,640	335,122
CONSOL Energy, Inc.	3,377	57,240
Diamondback Energy, Inc. (I)	1,845	168,430
Energen Corp.	1,386	69,480
EQT Corp.	3,941	260,106
HollyFrontier Corp.	8,126	202,744
Murphy Oil Corp.	5,985	154,832
Newfield Exploration Company (I)	3,571	144,947
Noble Energy, Inc.	5,459	188,172
ONEOK, Inc.	6,181	299,346
Parsley Energy, Inc., Class A (I)	3,643	119,855
QEP Resources, Inc.	5,855	94,090
Range Resources Corp.	3,796	128,267
Rice Energy, Inc. (I)	1,845	40,756
RSP Permian, Inc. (I)	1,246	44,981
Southwestern Energy Company (I)	4,815	50,028
Targa Resources Corp.	922	40,476
Tesoro Corp.	3,578	304,023
WPX Energy, Inc. (I)	5,437	59,046
Financials 14.7%		19,227,731
Banks 4.5%
Bank of the Ozarks, Inc.	2,853	105,447
BankUnited, Inc.	2,691	78,416
BOK Financial Corp.	995	70,665
CIT Group, Inc.	6,899	250,641
Citizens Financial Group, Inc.	11,779	310,259
Comerica, Inc.	6,015	313,321
Commerce Bancshares, Inc.	3,906	194,597
Cullen/Frost Bankers, Inc.	2,097	159,351
East West Bancorp, Inc.	5,906	233,346
Fifth Third Bancorp	22,530	490,253
First Horizon National Corp.	4,262	65,677
First Republic Bank	4,096	304,865
Huntington Bancshares, Inc.	32,226	341,596
Investors Bancorp, Inc.	10,250	125,665
KeyCorp	31,000	437,720
M&T Bank Corp.	2,471	303,266
PacWest Bancorp	4,485	194,604
People's United Financial, Inc.	12,190	197,966
Popular, Inc.	2,195	79,679
Prosperity Bancshares, Inc.	1,985	110,108
Regions Financial Corp.	35,652	381,833

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       16

	Shares	Value
Financials (continued)
Banks (continued)
Signature Bank (I)	1,842	$222,072
SVB Financial Group (I)	2,013	246,130
Synovus Financial Corp.	4,283	141,639
Umpqua Holdings Corp.	7,577	115,777
Webster Financial Corp.	2,864	115,706
Western Alliance Bancorp (I)	2,628	98,182
Zions Bancorporation	8,222	264,831
Capital markets 1.8%
Affiliated Managers Group, Inc. (I)	1,489	197,531
Ameriprise Financial, Inc.	3,394	299,996
Donnelley Financial Solutions, Inc. (I)	908	19,477
E*TRADE Financial Corp. (I)	9,076	255,580
Eaton Vance Corp.	5,820	204,049
Invesco, Ltd.	9,279	260,647
Legg Mason, Inc.	4,053	116,402
Northern Trust Corp.	3,155	228,485
Raymond James Financial, Inc.	4,366	262,484
SEI Investments Company	5,121	227,014
TD Ameritrade Holding Corp.	6,914	236,528
Consumer finance 0.6%
Ally Financial, Inc.	24,702	446,365
Credit Acceptance Corp. (I)	267	49,155
Navient Corp.	14,828	189,502
OneMain Holdings, Inc. (I)	1,333	37,777
Santander Consumer USA Holdings, Inc. (I)	3,850	46,970
Diversified financial services 1.4%
CBOE Holdings, Inc.	2,908	183,815
FactSet Research Systems, Inc.	1,705	263,798
Leucadia National Corp.	9,916	185,132
MarketAxess Holdings, Inc.	1,093	164,781
Moody's Corp.	3,642	366,094
Morningstar, Inc.	510	36,021
MSCI, Inc.	2,969	238,084
Nasdaq, Inc.	3,373	215,771
Voya Financial, Inc.	7,083	216,386
Insurance 6.2%
Alleghany Corp. (I)	516	266,364
Allied World Assurance Company Holdings AG	4,015	172,565
American Financial Group, Inc.	3,828	285,186
AmTrust Financial Services, Inc.	3,486	91,996
Arch Capital Group, Ltd. (I)	2,932	228,608
Arthur J. Gallagher & Company	5,047	243,417
Assurant, Inc.	3,018	243,009

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       17

	Shares	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd.	8,622	$257,712
Axis Capital Holdings, Ltd.	4,273	243,433
Brown & Brown, Inc.	5,597	206,305
Cincinnati Financial Corp.	4,014	284,111
CNA Financial Corp.	772	28,232
Endurance Specialty Holdings, Ltd.	2,185	200,911
Erie Indemnity Company, Class A	826	84,574
Everest Re Group, Ltd.	1,531	311,589
First American Financial Corp.	3,711	144,952
FNF Group	5,767	207,093
Lincoln National Corp.	6,029	295,964
Loews Corp.	5,538	238,300
Markel Corp. (I)	281	246,558
Old Republic International Corp.	10,987	185,241
Principal Financial Group, Inc.	7,619	415,997
Reinsurance Group of America, Inc.	3,057	329,728
RenaissanceRe Holdings, Ltd.	2,093	260,139
The Hanover Insurance Group, Inc.	1,370	104,380
The Hartford Financial Services Group, Inc.	7,798	343,970
The Progressive Corp.	9,996	314,974
Torchmark Corp.	5,033	319,143
Unum Group	9,497	336,194
Validus Holdings, Ltd.	3,712	189,683
W.R. Berkley Corp.	5,259	300,289
White Mountains Insurance Group, Ltd.	167	138,563
Willis Towers Watson PLC	2,819	354,912
XL Group, Ltd.	6,988	242,484
Thrifts and mortgage finance 0.2%
New York Community Bancorp, Inc.	12,507	179,601
TFS Financial Corp.	1,689	30,098
Health care 9.5%		12,377,438
Biotechnology 0.9%
ACADIA Pharmaceuticals, Inc. (I)	932	21,725
Alkermes PLC (I)	3,041	153,297
Alnylam Pharmaceuticals, Inc. (I)	863	30,723
BioMarin Pharmaceutical, Inc. (I)	2,232	179,721
Incyte Corp. (I)	2,252	195,856
Intercept Pharmaceuticals, Inc. (I)	162	20,046
Ionis Pharmaceuticals, Inc. (I)	2,153	55,935
Neurocrine Biosciences, Inc. (I)	1,525	66,749
OPKO Health, Inc. (I)	8,018	75,530
Seattle Genetics, Inc. (I)	1,927	99,626
TESARO, Inc. (I)	345	41,704

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       18

	Shares	Value
Health care (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)	2,088	$250,706
Health care equipment and supplies 3.0%
ABIOMED, Inc. (I)	846	88,822
Align Technology, Inc. (I)	1,989	170,895
C.R. Bard, Inc.	2,195	475,613
DENTSPLY SIRONA, Inc.	4,981	286,756
DexCom, Inc. (I)	1,530	119,707
Edwards Lifesciences Corp. (I)	4,923	468,768
Hill-Rom Holdings, Inc.	1,213	67,212
Hologic, Inc. (I)	9,393	338,242
IDEXX Laboratories, Inc. (I)	2,235	239,458
ResMed, Inc.	3,946	235,852
St. Jude Medical, Inc.	2,720	211,725
STERIS PLC	3,046	203,534
Teleflex, Inc.	1,633	233,731
The Cooper Companies, Inc.	1,468	258,427
Varian Medical Systems, Inc. (I)	3,239	293,874
West Pharmaceutical Services, Inc.	2,101	159,739
Health care providers and services 3.2%
Acadia Healthcare Company, Inc. (I)	2,472	88,893
AmerisourceBergen Corp.	4,072	286,343
Amsurg Corp. (I)	2,902	173,395
Centene Corp. (I)	6,085	380,191
DaVita, Inc. (I)	6,607	387,302
Envision Healthcare Holdings, Inc. (I)	5,834	115,397
HealthSouth Corp.	3,402	136,590
Henry Schein, Inc. (I)	2,395	357,334
Laboratory Corp. of America Holdings (I)	3,358	420,892
MEDNAX, Inc. (I)	4,498	275,503
Patterson Companies, Inc.	4,747	202,744
Premier, Inc., Class A (I)	1,601	50,976
Quest Diagnostics, Inc.	5,489	447,024
Universal Health Services, Inc., Class B	3,802	458,939
VCA, Inc. (I)	3,269	200,913
WellCare Health Plans, Inc. (I)	1,986	225,431
Health care technology 0.5%
athenahealth, Inc. (I)	1,137	117,475
Cerner Corp. (I)	7,698	450,949
Veeva Systems, Inc., Class A (I)	1,714	66,589
Life sciences tools and services 1.5%
Agilent Technologies, Inc.	5,791	252,314
Bio-Rad Laboratories, Inc., Class A (I)	893	141,165
Bio-Techne Corp.	1,128	117,301

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       19

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
Bruker Corp.	2,910	$59,626
Charles River Laboratories International, Inc. (I)	1,717	130,286
Mettler-Toledo International, Inc. (I)	831	335,790
PAREXEL International Corp. (I)	1,886	109,878
PerkinElmer, Inc.	5,056	257,300
Quintiles Transnational Holdings, Inc. (I)	2,637	189,178
VWR Corp. (I)	2,868	78,899
Waters Corp. (I)	2,323	323,222
Pharmaceuticals 0.4%
Akorn, Inc. (I)	1,918	45,936
Endo International PLC (I)	3,242	60,788
Jazz Pharmaceuticals PLC (I)	2,196	240,396
Mallinckrodt PLC (I)	2,506	148,506
Industrials 15.6%		20,410,332
Aerospace and defense 2.2%
B/E Aerospace, Inc.	3,624	215,700
BWX Technologies, Inc.	2,583	101,305
Curtiss-Wright Corp.	1,254	112,383
HEICO Corp.	602	40,671
HEICO Corp., Class A	1,191	71,460
Hexcel Corp.	3,843	174,818
Huntington Ingalls Industries, Inc.	1,877	302,873
L-3 Communications Holdings, Inc.	2,217	303,596
Orbital ATK, Inc.	2,332	173,408
Rockwell Collins, Inc.	4,087	344,616
Spirit AeroSystems Holdings, Inc., Class A (I)	6,050	304,678
Teledyne Technologies, Inc. (I)	1,167	125,663
Textron, Inc.	7,970	319,438
TransDigm Group, Inc.	1,153	314,146
Air freight and logistics 0.5%
C.H. Robinson Worldwide, Inc.	4,294	292,507
Expeditors International of Washington, Inc.	5,329	274,284
XPO Logistics, Inc. (I)	1,732	57,035
Airlines 1.0%
Alaska Air Group, Inc.	6,259	452,025
JetBlue Airways Corp. (I)	14,517	253,757
United Continental Holdings, Inc. (I)	9,963	560,219
Building products 1.2%
Allegion PLC	3,304	210,927
AO Smith Corp.	4,458	201,368
Fortune Brands Home & Security, Inc.	4,697	256,597
Johnson Controls International PLC	3,425	138,096

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       20

	Shares	Value
Industrials (continued)
Building products (continued)
Lennox International, Inc.	1,477	$215,480
Masco Corp.	5,816	179,598
Owens Corning	4,771	232,729
USG Corp. (I)	3,563	89,716
Commercial services and supplies 1.2%
Cintas Corp.	2,644	282,035
Copart, Inc. (I)	4,677	245,402
KAR Auction Services, Inc.	5,698	242,621
LSC Communications, Inc. (I)	908	22,010
Pitney Bowes, Inc.	6,767	120,723
Republic Services, Inc.	8,041	423,198
Rollins, Inc.	3,379	104,141
RR Donnelley & Sons Company	2,424	43,026
Stericycle, Inc. (I)	1,853	148,407
Construction and engineering 0.7%
AECOM (I)	5,175	144,124
EMCOR Group, Inc.	1,279	77,328
Fluor Corp.	5,842	303,726
Jacobs Engineering Group, Inc. (I)	4,216	217,461
Quanta Services, Inc. (I)	7,127	204,901
Electrical equipment 1.1%
Acuity Brands, Inc.	881	196,965
AMETEK, Inc.	6,843	301,776
Hubbell, Inc.	2,792	291,820
Rockwell Automation, Inc.	3,629	434,464
Sensata Technologies Holding NV (I)	4,573	163,393
Industrial conglomerates 0.5%
Carlisle Companies, Inc.	2,456	257,512
Roper Technologies, Inc.	2,373	411,265
Machinery 4.1%
AGCO Corp.	3,689	188,434
Allison Transmission Holdings, Inc.	6,284	184,058
Colfax Corp. (I)	2,073	65,901
Crane Company	1,106	75,219
Donaldson Company, Inc.	6,527	238,366
Dover Corp.	5,297	354,316
Flowserve Corp.	4,973	210,607
Graco, Inc.	2,115	158,414
IDEX Corp.	3,254	281,276
Ingersoll-Rand PLC	3,941	265,190
ITT, Inc.	3,260	114,817
Lincoln Electric Holdings, Inc.	2,233	146,998
Nordson Corp.	1,999	200,160

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       21

	Shares	Value
Industrials (continued)
Machinery (continued)
Oshkosh Corp.	1,848	$98,868
Parker-Hannifin Corp.	4,238	520,215
Pentair PLC	4,530	249,739
Snap-on, Inc.	1,893	291,711
Stanley Black & Decker, Inc.	3,976	452,628
The Middleby Corp. (I)	1,758	197,089
The Toro Company	3,640	174,283
Trinity Industries, Inc.	3,736	79,764
WABCO Holdings, Inc. (I)	2,131	209,818
Wabtec Corp.	3,112	240,589
Woodward, Inc.	1,239	73,076
Xylem, Inc.	5,426	262,239
Professional services 1.0%
Equifax, Inc.	3,586	444,556
ManpowerGroup, Inc.	3,032	232,858
Robert Half International, Inc.	4,946	185,079
The Dun & Bradstreet Corp.	1,356	169,297
TransUnion (I)	1,699	53,077
Verisk Analytics, Inc. (I)	2,977	242,774
Road and rail 0.9%
AMERCO	306	98,651
Genesee & Wyoming, Inc., Class A (I)	1,878	127,591
Hertz Global Holdings, Inc. (I)	2,954	97,925
J.B. Hunt Transport Services, Inc.	2,767	225,815
Kansas City Southern	2,785	244,412
Old Dominion Freight Line, Inc. (I)	2,896	216,273
Ryder Systems, Inc.	2,877	199,635
Trading companies and distributors 1.0%
Fastenal Company	6,613	257,775
HD Supply Holdings, Inc. (I)	6,128	202,224
MSC Industrial Direct Company, Inc., Class A	1,826	132,933
United Rentals, Inc. (I)	4,561	345,085
W.W. Grainger, Inc.	1,574	327,581
Watsco, Inc.	825	113,264
Transportation infrastructure 0.2%
Macquarie Infrastructure Corp.	2,498	204,361
Information technology 18.0%		23,488,995
Communications equipment 1.8%
Arista Networks, Inc. (I)	1,310	111,023
ARRIS International PLC (I)	7,935	220,434
Brocade Communications Systems, Inc.	20,194	214,056
Commscope Holding Company, Inc. (I)	5,516	168,514

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       22

	Shares	Value
Information technology (continued)
Communications equipment (continued)
EchoStar Corp., Class A (I)	1,576	$73,662
F5 Networks, Inc. (I)	2,815	389,061
Harris Corp.	4,039	360,319
Juniper Networks, Inc.	10,596	279,099
Motorola Solutions, Inc.	3,451	250,474
Palo Alto Networks, Inc. (I)	935	143,831
Ubiquiti Networks, Inc. (I)	428	22,440
ViaSat, Inc. (I)	1,560	110,230
Electronic equipment, instruments and components 2.6%
Amphenol Corp., Class A	8,261	544,648
Arrow Electronics, Inc. (I)	5,754	351,684
Avnet, Inc.	6,129	257,112
CDW Corp.	6,756	303,412
Cognex Corp.	1,635	84,366
Dolby Laboratories, Inc., Class A	1,741	82,854
Flex, Ltd. (I)	34,576	490,623
FLIR Systems, Inc.	5,458	179,677
IPG Photonics Corp. (I)	1,252	121,457
Jabil Circuit, Inc.	9,379	200,148
Keysight Technologies, Inc. (I)	6,813	223,466
National Instruments Corp.	3,600	101,124
SYNNEX Corp.	1,280	131,251
Trimble, Inc. (I)	7,472	206,526
Zebra Technologies Corp., Class A (I)	1,314	86,514
Internet software and services 1.2%
Akamai Technologies, Inc. (I)	4,956	344,293
CoStar Group, Inc. (I)	840	157,181
GoDaddy, Inc., Class A (I)	410	14,674
IAC/InterActiveCorp	3,861	248,803
j2 Global, Inc.	1,468	104,448
Match Group, Inc. (I)	716	12,931
MercadoLibre, Inc.	1,132	190,187
Rackspace Hosting, Inc. (I)	5,108	163,150
Twilio, Inc., Class A (I)	114	3,890
VeriSign, Inc. (I)	2,498	209,882
Zillow Group, Inc., Class A (I)	999	32,997
Zillow Group, Inc., Class C (I)	1,891	63,084
IT services 4.2%
Alliance Data Systems Corp. (I)	1,487	304,047
Amdocs, Ltd.	5,163	301,777
Black Knight Financial Services, Inc. (I)	708	27,860
Booz Allen Hamilton Holding Corp.	4,082	124,379
Broadridge Financial Solutions, Inc.	3,396	219,585

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       23

	Shares	Value
Information technology (continued)
IT services (continued)
Computer Sciences Corp.	7,751	$422,042
CoreLogic, Inc. (I)	1,645	70,011
CSRA, Inc.	5,704	143,113
DST Systems, Inc.	1,880	180,781
EPAM Systems, Inc. (I)	871	56,066
Euronet Worldwide, Inc. (I)	1,449	115,268
First Data Corp., Class A (I)	4,722	66,061
Fiserv, Inc. (I)	5,550	546,564
FleetCor Technologies, Inc. (I)	1,673	293,277
Gartner, Inc. (I)	3,127	269,047
Genpact, Ltd. (I)	7,016	161,298
Global Payments, Inc.	3,878	281,233
Jack Henry & Associates, Inc.	3,318	268,824
Leidos Holdings, Inc.	4,812	200,035
MAXIMUS, Inc.	2,275	118,437
Sabre Corp.	5,565	143,744
Square, Inc., Class A (I)	1,523	17,058
Syntel, Inc.	1,389	27,919
Teradata Corp. (I)	5,569	150,140
The Western Union Company	10,609	212,923
Total System Services, Inc.	4,742	236,531
Vantiv, Inc., Class A (I)	4,440	259,118
WEX, Inc. (I)	672	73,315
Xerox Corp.	26,422	258,143
Semiconductors and semiconductor equipment 3.1%
Acacia Communications, Inc. (I)	74	5,157
Advanced Micro Devices, Inc. (I)	6,488	46,908
Analog Devices, Inc.	7,187	460,687
Cavium, Inc. (I)	987	55,716
Cypress Semiconductor Corp.	5,252	52,362
First Solar, Inc. (I)	3,421	138,516
Lam Research Corp.	4,631	448,559
Linear Technology Corp.	6,076	364,925
Marvell Technology Group, Ltd.	15,155	197,470
Maxim Integrated Products, Inc.	8,326	329,959
Microchip Technology, Inc.	5,200	314,860
Microsemi Corp. (I)	3,512	147,961
ON Semiconductor Corp. (I)	21,266	248,174
Qorvo, Inc. (I)	3,769	209,745
Skyworks Solutions, Inc.	5,339	410,783
Teradyne, Inc.	9,047	210,705
Xilinx, Inc.	6,996	355,887

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       24

	Shares	Value
Information technology (continued)
Software 3.9%
ANSYS, Inc. (I)	2,620	$239,337
Aspen Technology, Inc. (I)	1,088	53,573
Atlassian Corp. PLC, Class A (I)	734	19,715
Autodesk, Inc. (I)	3,765	272,134
CA, Inc.	10,196	313,425
Cadence Design Systems, Inc. (I)	11,158	285,422
CDK Global, Inc.	4,894	267,261
Citrix Systems, Inc. (I)	4,360	369,728
Electronic Arts, Inc. (I)	6,123	480,778
Fair Isaac Corp.	1,066	128,645
Fortinet, Inc. (I)	3,827	122,694
Guidewire Software, Inc. (I)	1,552	89,162
Manhattan Associates, Inc. (I)	2,325	117,738
Nuance Communications, Inc. (I)	10,436	146,313
PTC, Inc. (I)	4,254	201,810
Red Hat, Inc. (I)	3,623	280,601
ServiceNow, Inc. (I)	1,830	160,875
Splunk, Inc. (I)	2,802	168,652
SS&C Technologies Holdings, Inc.	6,227	198,828
Symantec Corp.	16,133	403,809
Synopsys, Inc. (I)	5,235	310,488
Tableau Software, Inc., Class A (I)	813	39,065
Take-Two Interactive Software, Inc. (I)	1,598	70,935
The Ultimate Software Group, Inc. (I)	811	171,113
Tyler Technologies, Inc. (I)	901	144,520
Workday, Inc., Class A (I)	1,237	107,223
Technology hardware, storage and peripherals 1.2%
NCR Corp. (I)	7,406	259,580
NetApp, Inc.	11,130	377,752
Seagate Technology PLC	10,006	343,306
Western Digital Corp.	9,309	544,018
Materials 6.5%		8,570,216
Chemicals 2.4%
Albemarle Corp.	3,139	262,263
Ashland Global Holdings, Inc.	2,632	294,073
Axalta Coating Systems, Ltd. (I)	6,474	162,627
Celanese Corp., Series A	3,884	283,221
CF Industries Holdings, Inc.	8,004	192,176
Eastman Chemical Company	4,277	307,559
FMC Corp.	4,111	192,765
Huntsman Corp.	4,967	84,191
International Flavors & Fragrances, Inc.	1,893	247,567
NewMarket Corp.	359	143,927

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       25

	Shares	Value
Materials (continued)
Chemicals (continued)
Olin Corp.	2,566	$56,272
RPM International, Inc.	5,178	246,162
The Mosaic Company	5,028	118,309
The Scotts Miracle-Gro Company, Class A	1,938	170,718
The Valspar Corp.	2,117	210,853
W.R. Grace & Company	2,497	167,199
Westlake Chemical Corp.	1,392	72,092
Construction materials 0.6%
Eagle Materials, Inc.	1,447	117,164
Martin Marietta Materials, Inc.	1,513	280,480
Vulcan Materials Company	3,596	407,067
Containers and packaging 2.2%
AptarGroup, Inc.	2,773	198,103
Avery Dennison Corp.	3,886	271,204
Ball Corp.	3,948	304,272
Bemis Company, Inc.	5,468	266,401
Berry Plastics Group, Inc. (I)	3,539	154,831
Crown Holdings, Inc. (I)	4,883	264,903
Graphic Packaging Holding Company	16,225	202,813
Packaging Corp. of America	5,044	416,130
Sealed Air Corp.	6,247	285,051
Sonoco Products Company	5,952	299,326
WestRock Company	4,249	196,261
Metals and mining 1.3%
Alcoa Corp.	8,745	251,156
Freeport-McMoRan, Inc. (I)	14,179	158,521
Newmont Mining Corp.	10,438	386,624
Nucor Corp.	7,061	344,930
Reliance Steel & Aluminum Company	3,182	218,858
Royal Gold, Inc.	1,208	83,135
Steel Dynamics, Inc.	9,141	251,012
Real estate 6.5%		8,497,576
Equity real estate investment trusts 6.1%
Alexandria Real Estate Equities, Inc.	1,831	197,400
American Campus Communities, Inc.	3,292	171,546
American Homes 4 Rent, Class A	2,542	53,662
Apartment Investment & Management Company, Class A	4,070	179,365
Apple Hospitality REIT, Inc.	2,670	48,140
Brixmor Property Group, Inc.	4,394	111,695
Camden Property Trust	2,244	182,751
Communications Sales & Leasing, Inc.	1,860	52,880
CoreSite Realty Corp.	428	31,561
CubeSmart	4,346	113,300

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       26

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
CyrusOne, Inc.	1,013	$45,190
DCT Industrial Trust, Inc.	1,914	89,480
DDR Corp.	7,992	122,198
Digital Realty Trust, Inc.	2,294	214,328
Douglas Emmett, Inc.	3,686	134,539
Duke Realty Corp.	8,366	218,771
EPR Properties	1,335	97,081
Equity Commonwealth (I)	2,712	81,930
Equity LifeStyle Properties, Inc.	1,986	150,618
Equity One, Inc.	1,960	55,860
Essex Property Trust, Inc.	1,026	219,656
Extra Space Storage, Inc.	2,659	194,506
Federal Realty Investment Trust	1,500	217,845
Forest City Realty Trust, Inc., Class A	6,047	130,555
Gaming and Leisure Properties, Inc.	3,353	110,079
Gramercy Property Trust	8,969	82,694
Healthcare Realty Trust, Inc.	1,477	47,102
Healthcare Trust of America, Inc., Class A	2,874	87,944
Highwoods Properties, Inc.	2,474	122,785
Hospitality Properties Trust	4,063	111,164
Host Hotels & Resorts, Inc.	11,547	178,748
Hudson Pacific Properties, Inc.	1,381	46,429
Iron Mountain, Inc.	5,927	199,918
Kilroy Realty Corp.	2,361	169,591
Kimco Realty Corp.	6,409	170,543
Lamar Advertising Company, Class A	2,698	171,188
Liberty Property Trust	3,824	154,604
Life Storage, Inc.	920	74,198
Medical Properties Trust, Inc.	3,097	43,172
MGM Growth Properties LLC, Class A	747	19,661
Mid-America Apartment Communities, Inc.	1,932	179,193
National Retail Properties, Inc.	3,671	167,471
Omega Healthcare Investors, Inc.	4,766	151,702
Paramount Group, Inc.	3,925	61,034
Realty Income Corp.	3,447	204,200
Regency Centers Corp.	2,433	175,346
Retail Properties of America, Inc., Class A	5,077	79,049
Senior Housing Properties Trust	6,078	129,279
SL Green Realty Corp.	1,565	153,714
Spirit Realty Capital, Inc.	11,585	137,977
STORE Capital Corp.	2,688	73,356
Sun Communities, Inc.	1,237	95,162
Tanger Factory Outlet Centers, Inc.	1,995	69,426
Taubman Centers, Inc.	1,536	111,299

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       27

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
The Macerich Company	2,327	$164,705
UDR, Inc.	5,730	200,378
VEREIT, Inc.	18,235	171,409
Weingarten Realty Investors	3,078	111,454
Weyerhaeuser Company	13,794	412,854
WP Carey, Inc.	2,577	156,527
Real estate management and development 0.4%
CBRE Group, Inc., Class A (I)	7,898	203,452
Jones Lang LaSalle, Inc.	1,598	154,766
Realogy Holdings Corp.	5,702	130,519
The Howard Hughes Corp. (I)	898	98,627
Telecommunication services 0.9%		1,189,014
Diversified telecommunication services 0.8%
CenturyLink, Inc.	10,267	272,897
Frontier Communications Corp.	40,671	163,497
Level 3 Communications, Inc. (I)	3,969	222,859
SBA Communications Corp., Class A (I)	3,028	343,012
Zayo Group Holdings, Inc. (I)	3,622	116,556
Wireless telecommunication services 0.1%
Sprint Corp. (I)	11,395	70,193
Utilities 6.3%		8,204,871
Electric utilities 2.5%
Alliant Energy Corp.	6,904	262,697
Entergy Corp.	5,198	382,989
Eversource Energy	6,472	356,348
FirstEnergy Corp.	13,414	459,966
Great Plains Energy, Inc.	6,285	178,745
IDACORP, Inc.	1,346	105,513
OGE Energy Corp.	9,633	299,008
Pinnacle West Capital Corp.	3,833	291,806
Portland General Electric Company	2,648	115,559
Westar Energy, Inc.	5,364	307,464
Xcel Energy, Inc.	13,165	547,006
Gas utilities 0.7%
Atmos Energy Corp.	3,942	293,245
National Fuel Gas Company	2,490	130,426
UGI Corp.	7,921	366,663
WGL Holdings, Inc.	1,020	64,331
Independent power and renewable electricity producers 0.5%
AES Corp.	28,468	335,068
Calpine Corp. (I)	14,672	174,597
NRG Energy, Inc.	8,081	85,901

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       28

			Shares	Value
Utilities (continued)
Multi-utilities 2.2%
	Ameren Corp.		6,912	$345,254
	CenterPoint Energy, Inc.		14,615	333,222
	CMS Energy Corp.		8,396	353,891
	DTE Energy Company		4,401	422,540
	MDU Resources Group, Inc.		8,878	232,692
	NiSource, Inc.		18,279	425,170
	SCANA Corp.		4,535	332,688
	Vectren Corp.		3,060	153,949
	WEC Energy Group, Inc.		5,698	340,285
Water utilities 0.4%
	American Water Works Company, Inc.		4,885	361,685
	Aqua America, Inc.		4,761	146,163
	Yield (%)		Shares	Value
Short-term investments 0.1%				$68,814
(Cost $68,814)
Money market funds 0.1%				68,814
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	68,814	68,814
Total investments (Cost $132,009,653)† 100.0%				$130,748,298
Other assets and liabilities, net 0.0%				($10,870)
Total net assets 100.0%				$130,737,428

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $132,011,562. Net unrealized depreciation aggregated to $1,263,264, of which $4,578,446 related to appreciated investment securities and $5,841,710 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       29

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $132,009,653)	$130,748,298
Dividends and interest receivable	115,380
Other receivables and prepaid expenses	2,083
Total assets	130,865,761
Liabilities
Payable for investments purchased	45,975
Payable to affiliates
Accounting and legal services fees	6,858
Trustees' fees	61
Investment management fees	25,627
Other liabilities and accrued expenses	49,812
Total liabilities	128,333
Net assets	$130,737,428
Net assets consist of
Paid-in capital	$131,530,435
Undistributed net investment income	503,852
Accumulated net realized gain (loss) on investments	(35,504)
Net unrealized appreciation (depreciation) on investments	(1,261,355)
Net assets	$130,737,428

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$130,737,428
Shares outstanding	4,850,000
Net asset value per share	$26.96

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       30

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$728,423
Interest	67
Less foreign taxes withheld	(171)
Total investment income	728,319
Expenses
Investment management fees	155,501
Accounting and legal services fees	8,247
Transfer agent fees	8,032
Trustees' fees	514
Printing and postage	14,023
Professional fees	33,024
Custodian fees	18,796
Stock exchange listing fees	6,063
Other	36
Total expenses	244,236
Less expense reductions	(69,298)
Net expenses	174,938
Net investment income	553,381
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(9,344)
Change in net unrealized appreciation (depreciation) of investments	(1,828,225)
Net realized and unrealized loss	(1,837,569)
Decrease in net assets from operations	($1,284,188)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       31

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$553,381	$134,068
Net realized loss	(9,344)	(25,085)
Change in net unrealized appreciation (depreciation)	(1,828,225)	566,870
Increase (decrease) in net assets resulting from operations	(1,284,188)	675,853
Distributions to shareholders
From net investment income	(126,557)	(58,506)
From fund share transactions
Shares issued	112,593,589	18,937,237
Total increase	111,182,844	19,554,584
Net assets
Beginning of period	19,554,584	—
End of period	$130,737,428	$19,554,584
Undistributed net investment income	$503,852	$77,028
Share activity
Shares outstanding
Beginning of period	750,000	—
Shares issued	4,100,000	750,000
End of period	4,850,000	750,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       32

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$26.07		$24.29
Net investment income[3]	0.19		0.21
Net realized and unrealized gain on investments	0.85	[4]	1.65
Total from investment operations	1.04		1.86
Less distributions
From net investment income	(0.15)		(0.08)
Net asset value, end of period	$26.96		$26.07
Total return (%)[5]	3.98	[6]	7.70	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$131		$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	[7]	1.11	[7]
Expenses including reductions	0.45	[7]	0.45	[7]
Net investment income	1.42	[7]	1.44	[7]
Portfolio turnover (%)[8]	10		12

1	Six months ended 10-31-16. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       33

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Mid Cap ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Mid Cap Index. The John Hancock Dimensional Mid Cap Index is a rules-based index of mid-cap U.S. stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       34

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended October 31, 2016, the fund had no borrowings under either line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       35

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $300 million of the fund's average daily net assets; and (b) 0.370% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.45% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $69,298.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.22% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       36

accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 12% of shares outstanding on October 31, 2016.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $9,004,630 and $8,562,370, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $112,450,790 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       37

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMM

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MID CAP ETF       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Mid Cap ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0441	840SA 10/16 12/16

John Hancock

Multifactor Technology ETF
JHMT

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Technology ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
20	Notes to financial statements
24	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Technology Index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Technology Index comprises securities in the technology sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Technology Index tracks stocks in the technology sector of the Russell 1000 Index

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.18
Net (%)	0.50

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

Technology shares were up, and they led the market

With an exclusive focus on information technology, the fund generated a positive return for the period, and it led the market, which was buoyed by weaker performance from other sectors within the broad Russell 1000 Index.

The fund's smaller-cap bias and value emphasis contributed

The fund's overweight allocation to smaller-cap and lower relative price securities contributed to returns relative to the Russell 1000 Technology Index.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts."
relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Technology Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets but trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value

TOP 10 HOLDINGS AS OF 10/31/16 (%)

Microsoft Corp.	6.2
Intel Corp.	5.3
Apple, Inc.	5.2
Alphabet, Inc., Class A	5.1
Cisco Systems, Inc.	4.6
Facebook, Inc., Class A	4.6
QUALCOMM, Inc.	3.3
Oracle Corp.	3.2
IBM Corp.	3.0
Texas Instruments, Inc.	1.8
TOTAL	42.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       5

"... the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability."
characteristics outperformed their more growth-oriented counterparts.

How did the fund perform during the period?

The fund was up 17.37% on a net asset value (NAV) basis, slightly ahead of the Russell 1000 Technology Index, a commercial cap-weighted benchmark we use as a proxy for the information technology sector of the U.S. stock market.

Relative to most commercial measures of the information technology sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability. The fund's emphasis on smaller-cap equities contributed during the period, as larger-cap shares fared worse. The fund's higher allocation to low relative price securities also contributed during the period.

Key contributors included Applied Materials, Inc. and NVIDIA Corp. An out-of-benchmark investment in Seagate Technology PLC was also a positive performer. Detractors included Apple, Inc. and Microsoft Corp., as both were significant underweights compared to the benchmark. An out-of-benchmark investment in Cerner Corp. also detracted from performance.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Technology Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund was broadly diversified across more than 100 different companies, and its largest absolute exposure was to the software, semiconductors, and semiconductor equipment and Internet software and services industries of the information technology sector.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.18
Net (%)	0.50

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $12,478.

The John Hancock Dimensional Technology Index comprises securities in the technology sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Technology Index tracks stocks in the technology sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	54	42.19%	74	57.81%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	54	42.19%	74	57.81%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,173.70	$2.74	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$27,088,100
(Cost $24,028,604)
Consumer discretionary 0.4%		110,649
Household durables 0.4%
Garmin, Ltd.	2,288	110,649
Health care 1.7%		451,000
Health care providers and services 0.1%
Premier, Inc., Class A (I)	739	23,530
Health care technology 1.6%
athenahealth, Inc. (I)	602	62,199
Cerner Corp. (I)	5,551	325,178
Veeva Systems, Inc., Class A (I)	1,032	40,093
Industrials 0.1%		32,647
Commercial services and supplies 0.1%
Pitney Bowes, Inc.	1,830	32,647
Information technology 97.8%		26,493,804
Communications equipment 9.9%
Arista Networks, Inc. (I)	668	56,613
ARRIS International PLC (I)	4,451	123,649
Brocade Communications Systems, Inc.	5,330	56,498
Cisco Systems, Inc.	41,009	1,258,156
CommScope Holding Company, Inc. (I)	3,032	92,628
EchoStar Corp., Class A (I)	939	43,889
F5 Networks, Inc. (I)	1,320	182,437
Harris Corp.	2,922	260,672
Juniper Networks, Inc.	7,330	193,072
Motorola Solutions, Inc.	2,420	175,644
Palo Alto Networks, Inc. (I)	862	132,601
Ubiquiti Networks, Inc. (I)	540	28,312
ViaSat, Inc. (I)	1,210	85,499
Electronic equipment, instruments and components 2.8%
CDW Corp.	3,276	147,125
Corning, Inc.	20,082	456,062
Dolby Laboratories, Inc., Class A	1,078	51,302
Fitbit, Inc., Class A (I)	2,195	29,106
SYNNEX Corp.	806	82,647
Internet software and services 16.2%
Akamai Technologies, Inc. (I)	3,162	219,664
Alphabet, Inc., Class A (I)	1,718	1,391,408
Alphabet, Inc., Class C (I)	350	274,589

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       12

	Shares	Value
Information technology (continued)
Internet software and services (continued)
eBay, Inc. (I)	11,172	$318,514
Facebook, Inc., Class A (I)	9,538	1,249,383
GoDaddy, Inc., Class A (I)	444	15,891
GrubHub, Inc. (I)	1,684	64,177
InterActiveCorp	1,735	111,803
j2 Global, Inc.	801	56,991
Match Group, Inc. (I)	1,067	19,270
MercadoLibre, Inc.	536	90,053
Rackspace Hosting, Inc. (I)	2,841	90,742
Twitter, Inc. (I)	693	12,439
VeriSign, Inc. (I)	1,559	130,987
Yahoo!, Inc. (I)	8,111	337,013
IT services 7.7%
Amdocs, Ltd.	3,025	176,811
Cognizant Technology Solutions Corp., Class A (I)	5,391	276,828
Computer Sciences Corp.	4,138	225,314
CSRA, Inc.	2,348	58,911
DST Systems, Inc.	531	51,061
EPAM Systems, Inc. (I)	305	19,633
Gartner, Inc. (I)	1,397	120,198
IBM Corp.	5,350	822,242
Leidos Holdings, Inc.	3,515	146,119
Sabre Corp.	2,812	72,634
Square, Inc., Class A (I)	1,611	18,043
Teradata Corp. (I)	3,117	84,034
Semiconductors and semiconductor equipment 24.7%
Advanced Micro Devices, Inc. (I)	8,259	59,713
Analog Devices, Inc.	5,729	367,229
Applied Materials, Inc.	12,514	363,907
Broadcom, Ltd.	2,138	364,059
Cavium, Inc. (I)	610	34,435
Cypress Semiconductor Corp.	5,191	51,754
Intel Corp.	41,282	1,439,503
Lam Research Corp.	3,411	330,389
Linear Technology Corp.	4,156	249,609
Marvell Technology Group, Ltd.	8,478	110,468
Maxim Integrated Products, Inc.	5,097	201,994
Microchip Technology, Inc.	3,848	232,996
Micron Technology, Inc. (I)	13,390	229,772
Microsemi Corp. (I)	2,393	100,817
NVIDIA Corp.	4,446	316,377
ON Semiconductor Corp. (I)	10,792	125,943

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       13

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qorvo, Inc. (I)	2,445	$136,064
QUALCOMM, Inc.	12,989	892,604
Skyworks Solutions, Inc.	3,206	246,670
Teradyne, Inc.	4,623	107,670
Texas Instruments, Inc.	6,714	475,687
Xilinx, Inc.	4,890	248,754
Software 25.6%
Activision Blizzard, Inc.	5,906	254,962
Adobe Systems, Inc. (I)	2,183	234,694
ANSYS, Inc. (I)	1,471	134,376
Aspen Technology, Inc. (I)	1,335	65,735
Atlassian Corp. PLC, Class A (I)	868	23,314
Autodesk, Inc. (I)	2,608	188,506
Blackbaud, Inc.	947	58,146
CA, Inc.	8,171	251,177
Cadence Design Systems, Inc. (I)	5,838	149,336
CDK Global, Inc.	2,835	154,819
Citrix Systems, Inc. (I)	2,970	251,856
Electronic Arts, Inc. (I)	5,061	397,390
Ellie Mae, Inc. (I)	417	44,156
Fair Isaac Corp.	580	69,994
Fortinet, Inc. (I)	849	27,219
Guidewire Software, Inc. (I)	948	54,463
Intuit, Inc.	2,239	243,469
Manhattan Associates, Inc. (I)	776	39,297
Microsoft Corp.	28,211	1,690,403
Nuance Communications, Inc. (I)	3,069	43,027
Oracle Corp.	22,770	874,823
Proofpoint, Inc. (I)	539	42,247
PTC, Inc. (I)	2,172	103,040
Red Hat, Inc. (I)	2,598	201,215
salesforce.com, Inc. (I)	2,003	150,545
ServiceNow, Inc. (I)	1,650	145,052
Splunk, Inc. (I)	1,414	85,109
SS&C Technologies Holdings, Inc.	3,211	102,527
Symantec Corp.	11,990	300,110
Synopsys, Inc. (I)	2,871	170,279
Take-Two Interactive Software, Inc. (I)	1,801	79,946
The Ultimate Software Group, Inc. (I)	398	83,974
Tyler Technologies, Inc. (I)	404	64,802
VMware, Inc., Class A (I)	690	54,234
Workday, Inc., Class A (I)	1,247	108,090

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       14

			Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 10.9%
	Apple, Inc.		12,418	$1,409,940
	Hewlett Packard Enterprise Company		15,397	345,971
	HP, Inc.		26,041	377,334
	NCR Corp. (I)		2,538	88,957
	NetApp, Inc.		5,721	194,171
	Seagate Technology PLC		5,998	205,791
	Western Digital Corp.		5,685	332,230
	Yield (%)		Shares	Value
Short-term investments 0.2%				$54,982
(Cost $54,982)
Money market funds 0.2%				54,982
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	54,982	54,982
Total investments (Cost $24,083,586)† 100.2%				$27,143,082
Other assets and liabilities, net (0.2%)				($46,111)
Total net assets 100.0%				$27,096,971

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $24,087,763. Net unrealized appreciation aggregated to $3,055,319, of which $3,204,219 related to appreciated investment securities and $148,900 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $24,083,586)	$27,143,082
Interest receivable	11
Other receivables and prepaid expenses	2,015
Total assets	27,145,108
Liabilities
Payable to affiliates
Accounting and legal services fees	1,365
Investment management fees	8,079
Other liabilities and accrued expenses	38,693
Total liabilities	48,137
Net assets	$27,096,971
Net assets consist of
Paid-in capital	$23,948,636
Undistributed net investment income	95,642
Accumulated net realized gain (loss) on investments	(6,803)
Net unrealized appreciation (depreciation) on investments	3,059,496
Net assets	$27,096,971

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$27,096,971
Shares outstanding	900,000
Net asset value per share	$30.11

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       16

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$197,933
Interest	69
Total investment income	198,002
Expenses
Investment management fees	50,613
Accounting and legal services fees	2,387
Transfer agent fees	8,032
Trustees' fees	288
Printing and postage	13,956
Professional fees	18,430
Custodian fees	18,795
Stock exchange listing fees	6,063
Other	36
Total expenses	118,600
Less expense reductions	(62,363)
Net expenses	56,237
Net investment income	141,765
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	7,557
Change in net unrealized appreciation (depreciation) of investments	3,084,402
Net realized and unrealized gain	3,091,959
Increase in net assets from operations	$3,233,724

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$141,765	$163,574
Net realized gain (loss)	7,557	(14,102)
Change in net unrealized appreciation (depreciation)	3,084,402	(24,906)
Increase in net assets resulting from operations	3,233,724	124,566
Distributions to shareholders
From net investment income	(149,968)	(60,405)
From fund share transactions
Shares issued	5,909,522	18,039,532
Total increase	8,993,278	18,103,693
Net assets
Beginning of period	18,103,693	—
End of period	$27,096,971	$18,103,693
Undistributed net investment income	$95,642	$103,845
Share activity
Shares outstanding
Beginning of period	700,000	—
Shares issued	200,000	700,000
End of period	900,000	700,000

1	Period from 9-28-15 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       18

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$25.86		$24.42
Net investment income[3]	0.18		0.27
Net realized and unrealized gain on investments	4.28		1.26	[4]
Total from investment operations	4.46		1.53
Less distributions
From net investment income	(0.21)		(0.09)
Net asset value, end of period	$30.11		$25.86
Total return (%)[5]	17.37	[6]	6.26	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	[7]	1.18	[7]
Expenses including reductions	0.50	[7]	0.50	[7]
Net investment income	1.06	[7,8]	1.75	[7]
Portfolio turnover (%)[9]	13		11

1	Six months ended 10-31-16. Unaudited.
2	Period from 9-28-15 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the issuances and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	A portion of income is presented unannualized.
9	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Technology ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Technology Index. The John Hancock Dimensional Technology Index is a rules-based index of U.S. technology stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       20

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended October 31, 2016, the fund had no borrowings under either line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       21

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $62,363.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       22

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 87% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $2,930,363 and $2,933,902, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $5,907,651 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       23

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMT

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR TECHNOLOGY ETF       24

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Technology ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0437	800SA 10/16 12/16

John Hancock

Multifactor Materials ETF
JHMA

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Materials ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
22	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Materials Index.

TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Materials Index is designed to comprise securities in the materials sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The materials sector is composed of companies involved in areas such as chemicals, metals, paper products, containers and packaging, and construction materials. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Materials and Processing Index comprises securities classified in the materials sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.69
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

Most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

Materials shares were down and trailed the market

With an exclusive focus on materials, the fund generated a negative return for the period and trailed the market, which was buoyed by stronger performance from other sectors within the broad Russell 1000 Index.

Value securities generally outperformed growth

In the materials sector, however, deep value underperformed.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of midsize and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts; however, the deepest value securities underperformed within the materials sector."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Materials Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. equity market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets but trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts. However, the deepest value securities underperformed within the materials sector.

TOP 10 HOLDINGS AS OF 10/31/16 (%)

The Dow Chemical Company	6.1
International Paper Company	5.7
Newmont Mining Corp.	5.5
E.I. du Pont de Nemours & Company	5.4
LyondellBasell Industries NV, Class A	5.3
Freeport-McMoRan, Inc.	4.9
Praxair, Inc.	4.7
Nucor Corp.	4.3
Air Products & Chemicals, Inc.	4.3
PPG Industries, Inc.	4.2
TOTAL	50.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       5

"... the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability."

How did the fund perform for the period?

The fund was down 0.11% on a net asset value (NAV) basis, underperforming the Russell 1000 Materials and Processing Index, a commercial cap-weighted benchmark we use as a proxy for the materials sector of the U.S. stock market.

Relative to most commercial measures of the materials sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

An overweight allocation to lower relative price stocks detracted from performance, as growth outpaced value within the materials sector. Our emphasis on smaller-cap equities contributed for the period, as larger-cap shares fared worse.

Detractors included agricultural firm CF Industries Holdings, Inc. and an out-of-benchmark holding in PolyOne Corp. We sold PolyOne prior to period end. Chemical company Albemarle Corp. and lawn and garden products manufacturer Scotts Miracle-Gro Company were among the holdings that posted strong gains.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Materials and Processing Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposure was to the chemicals and metals and mining segments of the materials sector.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Materials ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.69
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $10,653.

The John Hancock Dimensional Materials Index is designed to comprise securities in the materials sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The materials sector is composed of companies involved in areas such as chemicals, metals, paper products, containers and packaging, and construction materials. The U.S. Universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Materials and Processing Index comprises securities classified in the materials sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	36	28.13%	92	71.87%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	36	28.13%	92	71.87%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$998.90	$2.52	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$14,628,596
(Cost $14,637,830)
Energy 0.6%		94,598
Oil, gas and consumable fuels 0.6%
CONSOL Energy, Inc.	5,581	94,598
Information technology 0.4%		53,527
Semiconductors and semiconductor equipment 0.4%
Versum Materials, Inc. (I)	2,358	53,527
Materials 98.9%		14,480,471
Chemicals 67.1%
Air Products & Chemicals, Inc.	4,717	629,342
Albemarle Corp.	4,861	406,137
Ashland Global Holdings, Inc.	2,364	264,130
Axalta Coating Systems, Ltd. (I)	10,009	251,426
Celanese Corp., Series A	6,067	442,406
CF Industries Holdings, Inc.	9,951	238,924
E.I. du Pont de Nemours & Company	11,457	788,127
Eastman Chemical Company	7,030	505,524
Ecolab, Inc.	4,471	510,454
FMC Corp.	5,025	235,622
Huntsman Corp.	11,367	192,671
International Flavors & Fragrances, Inc.	2,594	339,243
LyondellBasell Industries NV, Class A	9,733	774,260
Monsanto Company	5,373	541,437
NewMarket Corp.	410	164,373
Olin Corp.	5,721	125,462
PPG Industries, Inc.	6,589	613,634
Praxair, Inc.	5,894	689,952
RPM International, Inc.	5,906	280,771
Sensient Technologies Corp.	1,368	101,930
The Dow Chemical Company	16,657	896,314
The Mosaic Company	12,664	297,984
The Scotts Miracle-Gro Company, Class A	2,711	238,812
W.R. Grace & Company	2,850	190,836
Westlake Chemical Corp.	2,010	104,098
Containers and packaging 7.5%
Avery Dennison Corp.	3,771	263,178

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       12

			Shares	Value
Materials (continued)
Containers and packaging (continued)
	International Paper Company		18,657	$840,125
Metals and mining 24.3%
	Alcoa, Inc.		18,162	521,613
	Freeport-McMoRan, Inc. (I)		63,848	713,821
	Newmont Mining Corp.		21,622	800,879
	Nucor Corp.		13,010	635,539
	Reliance Steel & Aluminum Company		2,998	206,202
	Royal Gold, Inc.		2,695	185,470
	Southern Copper Corp.		4,160	118,102
	Steel Dynamics, Inc.		9,491	260,623
	United States Steel Corp.		5,742	111,050
	Yield (%)		Shares	Value
Short-term investments 0.2%				$25,374
(Cost $25,374)
Money market funds 0.2%				25,374
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	25,374	25,374
Total investments (Cost $14,663,204)† 100.1%				$14,653,970
Other assets and liabilities, net (0.1%)				($16,016)
Total net assets 100.0%				$14,637,954

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $14,663,204. Net unrealized depreciation aggregated to $9,234, of which $357,165 related to appreciated investment securities and $366,399 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $14,663,204)	$14,653,970
Dividends and interest receivable	11,122
Receivable due from advisor	1,796
Other receivables and prepaid expenses	8,428
Total assets	14,675,316
Liabilities
Payable to affiliates
Accounting and legal services fees	678
Trustees' fees	14
Other liabilities and accrued expenses	36,670
Total liabilities	37,362
Net assets	$14,637,954
Net assets consist of
Paid-in capital	$14,647,300
Undistributed net investment income	52,129
Accumulated net realized gain (loss) on investments	(52,241)
Net unrealized appreciation (depreciation) on investments	(9,234)
Net assets	$14,637,954

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$14,637,954
Shares outstanding	550,000
Net asset value per share	$26.61

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       14

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$90,467
Interest	20
Total investment income	90,487
Expenses
Investment management fees	20,592
Accounting and legal services fees	1,044
Transfer agent fees	6,275
Trustees' fees	48
Printing and postage	13,443
Professional fees	16,195
Custodian fees	11,178
Stock exchange listing fees	2,777
Other	680
Total expenses	72,232
Less expense reductions	(49,351)
Net expenses	22,881
Net investment income	67,606
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(52,241)
Change in net unrealized appreciation (depreciation) of investments	(334,532)
Net realized and unrealized loss	(386,773)
Decrease in net assets from operations	($319,167)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$67,606	$7,326
Net realized gain (loss)	(52,241)	—
Change in net unrealized appreciation (depreciation)	(334,532)	325,298
Increase (decrease) in net assets resulting from operations	(319,167)	332,624
Distributions to shareholders
From net investment income	(22,930)	—
From fund share transactions
Shares issued	9,627,493	5,019,934
Total increase	9,285,396	5,352,558
Net assets
Beginning of period	5,352,558	—
End of period	$14,637,954	$5,352,558
Undistributed net investment income	$52,129	$7,453
Share activity
Shares outstanding
Beginning of period	200,000	—
Shares issued	350,000	200,000
End of period	550,000	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       16

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$26.76		$25.10
Net investment income[3]	0.20		0.04
Net realized and unrealized gain (loss) on investments	(0.24)		1.62
Total from investment operations	(0.04)		1.66
Less distributions
From net investment income	(0.11)		—
Net asset value, end of period	$26.61		$26.76
Total return (%)[4]	(0.11	) [5]	6.63	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	[6]	5.85	[6]
Expenses including reductions	0.50	[6]	0.50	[6]
Net investment income	1.48	[6]	1.57	[6]
Portfolio turnover (%)[7]	11		0

1	Six months ended 10-31-16. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       17

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Materials ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Materials Index. The John Hancock Dimensional Materials Index is a rules-based index of U.S. material stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       18

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended October 31, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       19

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $49,351.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       20

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 99% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $1,242,635 and $1,202,036, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $9,627,322 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       21

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMA

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR MATERIALS ETF       22

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Materials ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0446	880SA 10/16 12/16

John Hancock

Multifactor Energy ETF
JHME

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Energy ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
22	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Energy Index.

TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Energy Index comprises a subset of securities in the energy sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The energy sector is composed of companies involved in areas such as the production, distribution, or sale of alternative fuels, coal, electricity, natural gas, nuclear power, oil, and other forms of energy. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Energy Index comprises securities classified in the energy sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.62
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

Energy shares were up, but they trailed the market

With an exclusive focus on energy, the fund generated a positive return for the period, but it trailed the market, which was buoyed by stronger performance from other sectors within the broad Russell 1000 Index.

The fund's emphasis on smaller-cap securities contributed

The fund's overweight allocation to smaller-cap shares contributed to returns relative to the Russell 1000 Energy Index.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts."
relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Energy Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets but trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts.

TOP 10 HOLDINGS AS OF 10/31/16 (%)

Chevron Corp.	6.2
Marathon Petroleum Corp.	6.1
Exxon Mobil Corp.	5.7
Schlumberger, Ltd.	5.6
Phillips 66	4.8
Spectra Energy Corp.	4.8
Valero Energy Corp.	4.2
Baker Hughes, Inc.	3.5
EOG Resources, Inc.	2.8
ConocoPhillips	2.7
TOTAL	46.4
As a percentage of net assets.
Cash and cash equivalents are not included.

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"... the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability."

How did the fund perform during the period?

The fund was up 1.17% on a net asset value (NAV) basis, ahead of the Russell 1000 Energy Index, a commercial cap-weighted benchmark we use as a proxy for the energy sector of the U.S. stock market.

Relative to most commercial measures of the energy sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund's emphasis on smaller-cap equities contributed during the period, as larger-cap shares fared worse. Also, an overweight allocation to lower relative price stocks contributed to performance, as value outpaced growth within the energy sector.

Key contributors included Marathon Petroleum Corp., Spectra Energy Corp., and a lesser weight in Exxon Mobil Corp. relative to the index. Detractors included gas and oil providers Hess Corp., HollyFrontier Corp., and Marathon Oil Corp.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

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How was the fund positioned at the close of the period?

Compared with the Russell 1000 Energy Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposure was to the oil, gas, and consumable fuels segment of the energy sector.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Energy ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.62
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $11,093.

The John Hancock Dimensional Energy Index comprises securities in the energy sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The energy sector is composed of companies involved in areas such as the production, distribution, or sale of alternative fuels, coal, electricity, natural gas, nuclear power, oil, and other forms of energy. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Energy Index comprises securities classified in the energy sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	25	19.53%	102	79.69%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	1	0.78%
Total	25	19.53%	103	80.47%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,011.70	$2.54	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$15,071,982
(Cost $14,776,003)
Energy 97.2%		14,661,645
Energy equipment and services 18.0%
Baker Hughes, Inc.	9,634	533,724
Core Laboratories NV	1,152	111,709
FMC Technologies, Inc. (I)	5,539	178,744
Halliburton Company	7,000	322,000
Helmerich & Payne, Inc.	3,470	218,992
National Oilwell Varco, Inc.	8,846	283,957
RPC, Inc.	1,396	24,109
Schlumberger, Ltd.	10,824	846,761
Transocean, Ltd. (I)	11,375	109,314
Weatherford International PLC (I)	18,366	88,524
Oil, gas and consumable fuels 79.2%
Anadarko Petroleum Corp.	4,749	282,281
Antero Resources Corp. (I)	7,229	191,352
Apache Corp.	5,923	352,300
Cabot Oil & Gas Corp.	9,384	195,938
Cheniere Energy Partners LP Holdings LLC	628	12,522
Cheniere Energy, Inc. (I)	2,776	104,655
Chevron Corp.	8,964	938,979
Cimarex Energy Company	1,313	169,548
Concho Resources, Inc. (I)	2,185	277,364
ConocoPhillips	9,377	407,431
Continental Resources, Inc. (I)	2,275	111,270
Devon Energy Corp.	7,127	270,042
Diamondback Energy, Inc. (I)	1,122	102,427
Energen Corp.	2,713	136,003
EOG Resources, Inc.	4,673	422,533
EQT Corp.	5,472	361,152
Exxon Mobil Corp.	10,371	864,112
Gulfport Energy Corp. (I)	3,724	89,786
Hess Corp.	7,344	352,292
HollyFrontier Corp.	5,775	144,086
Kinder Morgan, Inc.	12,696	259,379
Marathon Oil Corp.	27,888	367,564
Marathon Petroleum Corp.	21,128	920,970
Murphy Oil Corp.	4,366	112,948
Newfield Exploration Company (I)	2,865	116,290
Noble Energy, Inc.	11,200	386,064
Occidental Petroleum Corp.	4,239	309,065

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       12

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	Parsley Energy, Inc., Class A (I)		2,654	$87,317
	Phillips 66		8,995	729,944
	Pioneer Natural Resources Company		1,464	262,085
	QEP Resources, Inc.		7,388	118,725
	Range Resources Corp.		2,660	89,881
	Rice Energy, Inc. (I)		2,506	55,358
	RSP Permian, Inc. (I)		1,776	64,114
	Southwestern Energy Company (I)		9,155	95,120
	Spectra Energy Corp.		17,419	728,288
	Targa Resources Corp.		1,283	56,324
	Tesoro Corp.		4,700	399,359
	The Williams Companies, Inc.		8,473	247,412
	Valero Energy Corp.		10,585	627,054
	WPX Energy, Inc. (I)		11,462	124,477
Information technology 1.0%				152,364
Semiconductors and semiconductor equipment 1.0%
	First Solar, Inc. (I)		3,763	152,364
Utilities 1.7%				257,973
Electric utilities 1.7%
	OGE Energy Corp.		8,311	257,973
	Yield (%)		Shares	Value
Short-term investments 0.2%				$27,576
(Cost $27,576)
Money market funds 0.2%				27,576
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	27,576	27,576
Total investments (Cost $14,803,579)† 100.1%				$15,099,558
Other assets and liabilities, net (0.1%)				($20,312)
Total net assets 100.0%				$15,079,246

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $14,803,601. Net unrealized appreciation aggregated to $295,957, of which $708,459 related to appreciated investment securities and $412,502 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $14,803,579)	$15,099,558
Dividends and interest receivable	7,122
Receivable due from advisor	1,475
Other receivables and prepaid expenses	8,429
Total assets	15,116,584
Liabilities
Payable to affiliates
Accounting and legal services fees	704
Trustees' fees	14
Other liabilities and accrued expenses	36,620
Total liabilities	37,338
Net assets	$15,079,246
Net assets consist of
Paid-in capital	$14,870,459
Undistributed net investment income	33,968
Accumulated net realized gain (loss) on investments	(121,160)
Net unrealized appreciation (depreciation) on investments	295,979
Net assets	$15,079,246

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$15,079,246
Shares outstanding	550,000
Net asset value per share	$27.42

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       14

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$81,681
Interest	19
Less foreign taxes withheld	(145)
Total investment income	81,555
Expenses
Investment management fees	21,114
Accounting and legal services fees	1,066
Transfer agent fees	6,275
Trustees' fees	49
Printing and postage	13,443
Professional fees	16,258
Custodian fees	11,182
Stock exchange listing fees	2,777
Other	678
Total expenses	72,842
Less expense reductions	(49,382)
Net expenses	23,460
Net investment income	58,095
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(120,982)
Change in net unrealized appreciation (depreciation) of investments	(181,505)
Net realized and unrealized loss	(302,487)
Decrease in net assets from operations	($244,392)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$58,095	$950
Net realized loss	(120,982)	(178)
Change in net unrealized appreciation (depreciation)	(181,505)	477,484
Increase (decrease) in net assets resulting from operations	(244,392)	478,256
Distributions to shareholders
From net investment income	(25,204)	—
From fund share transactions
Shares issued	9,903,002	4,967,584
Total increase	9,633,406	5,445,840
Net assets
Beginning of period	5,445,840	—
End of period	$15,079,246	$5,445,840
Undistributed net investment income	$33,968	$1,077
Share activity
Shares outstanding
Beginning of period	200,000	—
Shares issued	350,000	200,000
End of period	550,000	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       16

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$27.23		$24.84
Net investment income[3]	0.17		—	[4]
Net realized and unrealized gain on investments	0.15	[5]	2.39
Total from investment operations	0.32		2.39
Less distributions
From net investment income	(0.13)		—
Net asset value, end of period	$27.42		$27.23
Total return (%)[6]	1.17	[7]	9.63	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	[8]	5.86	[8]
Expenses including reductions	0.50	[8]	0.50	[8]
Net investment income	1.24	[8]	0.20	[8]
Portfolio turnover (%)[9]	16		2

1	Six months ended 10-31-16. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.
9	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       17

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Energy ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Energy Index. The John Hancock Dimensional Energy Index is a rules-based index of U.S. energy stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       18

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended October 31, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $156 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       19

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $49,382.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       20

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 97% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $1,530,257 and $1,501,676, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $9,904,115 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       21

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHME

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ENERGY ETF       22

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Energy ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0444	900SA 10/16 12/16

John Hancock

Multifactor Consumer Staples ETF
JHMS

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Consumer Staples ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
22	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Staples Index.

TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Consumer Staples Index comprises securities in the consumer staples sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The consumer staples sector is composed of companies involved in areas such as the production, manufacture, distribution or sale of food, beverages, tobacco, household goods, or personal products. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Consumer Staples Index tracks stocks in the consumer staples sector of the Russell 1000 Index

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.65
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

The fund was up, but trailed the market

With an exclusive focus on consumer staples, the fund generated a positive return for the period, but it trailed the market, which was buoyed by stronger performance from other sectors within the broad Russell 1000 Index.

The fund's emphasis on smaller-cap equities detracted

Larger-cap securities fared better within the Russell 1000 Consumer Staples Index.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts."
relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Consumer Staples Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets but trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts.

TOP 10 HOLDINGS AS OF 10/31/16 (%)

The Procter & Gamble Company	6.2
PepsiCo, Inc.	6.2
The Coca-Cola Company	6.0
Wal-Mart Stores, Inc.	5.3
Altria Group, Inc.	5.1
Philip Morris International, Inc.	4.6
CVS Health Corp.	4.2
Costco Wholesale Corp.	3.0
Walgreens Boots Alliance, Inc.	2.8
Mondelez International, Inc., Class A	2.7
TOTAL	46.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       5

"... the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability."

How did the fund perform during the period?

The fund was up 1.68% on a net asset value (NAV) basis, trailing the Russell 1000 Consumer Staples Index, a commercial cap-weighted benchmark we use as a proxy for the consumer staples sector of the U.S. stock market.

Relative to most commercial measures of the consumer staples sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund's emphasis on smaller-cap equities detracted during the period, as larger-cap shares fared better.

Overweights in Hershey Company, Molson Coors Brewing Company, and WhiteWave Foods Company contributed to relative performance versus the benchmark. Estee Lauder Companies, Inc. and The Kroger Company were among the holdings that lost value.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Consumer Staples Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposure was to the food products, food and staples retailing, and beverages segments of the consumer staples sector.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Staples ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.65
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $10,179.

The John Hancock Dimensional Consumer Staples Index comprises companies involved in areas such as the production, manufacture, distribution or sale of food, beverages, tobacco, household goods, or personal products. The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell Consumer Staples Index tracks stocks in the consumer staples sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

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Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	34	26.56%	94	73.44%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	34	26.56%	94	73.44%

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Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,016.80	$2.54	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
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Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$16,529,720
(Cost $17,037,369)
Consumer staples 99.9%		16,529,720
Beverages 20.7%
Brown-Forman Corp., Class A	1,662	80,603
Brown-Forman Corp., Class B	3,558	164,273
Constellation Brands, Inc., Class A	1,640	274,077
Dr. Pepper Snapple Group, Inc.	4,026	353,443
Molson Coors Brewing Company, Class B	3,480	361,259
Monster Beverage Corp. (I)	1,208	174,363
PepsiCo, Inc.	9,595	1,028,584
The Coca-Cola Company	23,400	992,160
Food and staples retailing 22.6%
Casey's General Stores, Inc.	1,071	121,012
Costco Wholesale Corp.	3,402	503,054
CVS Health Corp.	8,352	702,403
Rite Aid Corp. (I)	19,888	133,448
Sprouts Farmers Market, Inc. (I)	2,632	58,299
Sysco Corp.	5,609	269,905
The Kroger Company	13,006	402,926
US Foods Holding Corp. (I)	755	17,063
Wal-Mart Stores, Inc.	12,576	880,572
Walgreens Boots Alliance, Inc.	5,574	461,137
Whole Foods Market, Inc.	6,628	187,506
Food products 29.3%
Archer-Daniels-Midland Company	5,809	253,098
Blue Buffalo Pet Products, Inc. (I)	1,029	25,848
Bunge, Ltd.	2,959	183,488
Campbell Soup Company	4,480	243,443
ConAgra Foods, Inc.	6,692	322,421
Flowers Foods, Inc.	3,992	61,956
General Mills, Inc.	6,442	399,275
Hormel Foods Corp.	6,161	237,199
Ingredion, Inc.	1,691	221,808
Kellogg Company	2,389	179,486
Lancaster Colony Corp.	463	60,491
McCormick & Company, Inc.	2,106	201,902
Mead Johnson Nutrition Company	2,973	222,291
Mondelez International, Inc., Class A	9,945	446,928
Pilgrim's Pride Corp.	1,564	34,158
Pinnacle Foods, Inc.	2,341	120,374
Post Holdings, Inc. (I)	1,207	92,010

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       12

			Shares	Value
Consumer staples (continued)
Food products (continued)
	Seaboard Corp. (I)		7	$23,695
	The Hain Celestial Group, Inc. (I)		1,689	61,429
	The Hershey Company		2,825	289,450
	The J.M. Smucker Company		2,210	290,195
	The Kraft Heinz Company		3,876	344,770
	The WhiteWave Foods Company (I)		3,084	168,047
	TreeHouse Foods, Inc. (I)		1,078	94,303
	Tyson Foods, Inc., Class A		3,738	264,837
Household products 13.3%
	Church & Dwight Company, Inc.		2,706	130,592
	Colgate-Palmolive Company		4,645	331,467
	Kimberly-Clark Corp.		2,916	333,620
	Spectrum Brands Holdings, Inc.		545	73,706
	The Clorox Company		2,463	295,609
	The Procter & Gamble Company		11,861	1,029,535
Personal products 2.7%
	Coty, Inc., Class A (I)		1,144	26,301
	Edgewell Personal Care Company (I)		1,304	98,322
	Herbalife, Ltd. (I)		1,297	78,702
	Nu Skin Enterprises, Inc., Class A		836	51,539
	The Estee Lauder Companies, Inc., Class A		2,250	196,043
Tobacco 11.3%
	Altria Group, Inc.		12,713	840,584
	Philip Morris International, Inc.		7,822	754,354
	Reynolds American, Inc.		5,090	280,357
	Yield (%)		Shares	Value
Short-term investments 0.1%				$14,100
(Cost $14,100)
Money market funds 0.1%				14,100
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	14,100	14,100
Total investments (Cost $17,051,469)† 100.0%				$16,543,820
Other assets and liabilities, net 0.0%				($6,735)
Total net assets 100.0%				$16,537,085

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $17,051,469. Net unrealized depreciation aggregated to $507,649, of which $206,671 related to appreciated investment securities and $714,320 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $17,051,469)	$16,543,820
Dividends and interest receivable	21,163
Receivable due from advisor	1,197
Other receivables and prepaid expenses	8,429
Total assets	16,574,609
Liabilities
Payable to affiliates
Accounting and legal services fees	762
Trustees' fees	17
Other liabilities and accrued expenses	36,745
Total liabilities	37,524
Net assets	$16,537,085
Net assets consist of
Paid-in capital	$16,989,563
Undistributed net investment income	71,893
Accumulated net realized gain (loss) on investments	(16,722)
Net unrealized appreciation (depreciation) on investments	(507,649)
Net assets	$16,537,085

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$16,537,085
Shares outstanding	650,000
Net asset value per share	$25.44

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       14

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$114,337
Interest	17
Total investment income	114,354
Expenses
Investment management fees	22,170
Accounting and legal services fees	1,129
Transfer agent fees	6,275
Trustees' fees	51
Printing and postage	13,443
Professional fees	16,348
Custodian fees	11,167
Stock exchange listing fees	2,777
Other	680
Total expenses	74,040
Less expense reductions	(49,406)
Net expenses	24,634
Net investment income	89,720
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(16,722)
Change in net unrealized appreciation (depreciation) of investments	(504,780)
Net realized and unrealized loss	(521,502)
Decrease in net assets from operations	($431,782)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$89,720	$6,790
Net realized gain (loss)	(16,722)	—
Change in net unrealized appreciation (depreciation)	(504,780)	(2,869)
Increase (decrease) in net assets resulting from operations	(431,782)	3,921
Distributions to shareholders
From net investment income	(24,742)	—
From fund share transactions
Shares issued	11,964,955	5,024,733
Total increase	11,508,431	5,028,654
Net assets
Beginning of period	5,028,654	—
End of period	$16,537,085	$5,028,654
Undistributed net investment income	$71,893	$6,915
Share activity
Shares outstanding
Beginning of period	200,000	—
Shares issued	450,000	200,000
End of period	650,000	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       16

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$25.14		$25.12
Net investment income[3]	0.24		0.03
Net realized and unrealized gain (loss) on investments	0.18	[4]	(0.01)
Total from investment operations	0.42		0.02
Less distributions
From net investment income	(0.12)		—
Net asset value, end of period	$25.44		$25.14
Total return (%)[5]	1.68	[6]	0.08	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50	[7]	5.96	[7]
Expenses including reductions	0.50	[7]	0.50	[7]
Net investment income	1.82	[7]	1.49	[7]
Portfolio turnover (%)[8]	7		0

1	Six months ended 10-31-16. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       17

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Consumer Staples ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Consumer Staples Index. The John Hancock Dimensional Consumer Staples Index is a rules-based index of U.S. consumer staples stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

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As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended October 31, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       19

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $49,406.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       20

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 87% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $818,714 and $742,730, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $11,951,518 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       21

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMS

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR CONSUMER STAPLES ETF       22

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Consumer Staples ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0443	920SA 10/16 12/16

John Hancock

Multifactor Industrials ETF
JHMI

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Industrials ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
18	Financial statements
21	Financial highlights
22	Notes to financial statements
26	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Industrials Index.

TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Industrials Index comprises securities in the industrial sector within the U.S. universe. The index is reconstituted and rebalanced on a semiannual basis. The industrials sector is composed of companies involved in areas such as aerospace and defense, construction and engineering, machinery, building products and equipment, road/rail/air/marine transportation and infrastructure, industrial trading and distribution, and related services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE),NYSE MKT LLC,NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Producer Durables Index comprises securities classified in the industrials sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.67
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

Industrials shares were up, but trailed the market

With an exclusive focus on the industrials sector, the fund generated a positive return for the period, but it trailed the market, which was buoyed by stronger performance from other sectors within the broad Russell 1000 Index.

The fund's smaller-cap bias contributed

The fund's emphasis on smaller-cap securities contributed to returns relative to the Russell 1000 Producer Durables Index as larger-cap companies fared worse.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Industrials Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets, yet trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts.

How did the fund perform during the period?

The fund was up 3.84% on a net asset value (NAV) basis, ahead of the Russell 1000 Producer

TOP 10 HOLDINGS AS OF 10/31/16 (%)

General Electric Company	4.1
3M Company	1.8
United Technologies Corp.	1.7
United Continental Holdings, Inc.	1.6
Union Pacific Corp.	1.6
The Boeing Company	1.6
Southwest Airlines Company	1.5
United Parcel Service, Inc., Class B	1.4
TE Connectivity, Ltd.	1.4
Honeywell International, Inc.	1.4
TOTAL	18.1
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       5

"...our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values."
Durables Index, a commercial cap-weighted benchmark we use as a proxy for the industrials sector of the U.S. stock market.

Relative to most commercial measures of the industrials sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

The fund's emphasis on smaller-cap equities contributed during the period, as larger-cap stocks fared worse.

Key contributors included out-of-benchmark holdings in Fidelity National Information Services, Inc., Amphenol Corp., and LinkedIn Corp. A sizable underweight in General Electric Company also helped performance relative to the benchmark, as the company generated a loss during the period.

Out-of-benchmark holdings in Fastenal Company and Nielsen Holdings PLC detracted. In addition, holdings in Lockheed Martin Corp. and The Boeing Company also hurt performance.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Producer Durables Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposures were to the machinery, aerospace and defense, and information technology segments of the industrials sector.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Industrials ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.67
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of a $10,000 investment calculated at market value from inception through period end would be $10,538.

The John Hancock Dimensional Industrials Index comprises securities in the industrials sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the Index include those that may be considered medium or smaller capitalization company stocks. The Index is reconstituted and rebalanced on a semiannual basis. The industrials sector is composed of companies involved in areas such as aerospace and defense, construction and engineering, machinery, building products and equipment, road/rail/air/marine transportation and infrastructure, industrial trading and distribution, and related services. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Producer Durables Index comprises securities classified in the industrials sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	26	20.31%	101	78.91%
25 - < 50	0	0.00%	1	0.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	26	20.31%	102	79.69%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,038.40	$2.57	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 100.0%		$15,749,364
(Cost $15,840,253)
Consumer discretionary 0.1%		15,974
Auto components 0.1%
Adient PLC (I)	351	15,974
Energy 0.1%		14,732
Oil, gas and consumable fuels 0.1%
World Fuel Services Corp.	366	14,732
Financials 0.0%		4,976
Capital markets 0.0%
Donnelley Financial Solutions, Inc. (I)	232	4,976
Health care 2.6%		400,463
Health care equipment and supplies 0.9%
Danaher Corp.	1,693	132,985
Life sciences tools and services 1.7%
Agilent Technologies, Inc.	2,452	106,834
Mettler-Toledo International, Inc. (I)	256	103,444
PerkinElmer, Inc.	1,124	57,200
Industrials 72.0%		11,350,419
Aerospace and defense 13.0%
B/E Aerospace, Inc.	1,064	63,329
BWX Technologies, Inc.	532	20,865
Curtiss-Wright Corp.	296	26,528
General Dynamics Corp.	904	136,269
HEICO Corp.	159	10,742
HEICO Corp., Class A	290	17,400
Hexcel Corp.	824	37,484
Huntington Ingalls Industries, Inc.	462	74,548
L-3 Communications Holdings, Inc.	686	93,941
Lockheed Martin Corp.	772	190,205
Northrop Grumman Corp.	865	198,085
Orbital ATK, Inc.	600	44,616
Raytheon Company	1,456	198,904
Rockwell Collins, Inc.	1,329	112,061
Spirit AeroSystems Holdings, Inc., Class A (I)	1,345	67,734
Teledyne Technologies, Inc. (I)	310	33,381
Textron, Inc.	2,623	105,130
The Boeing Company	1,751	249,395
TransDigm Group, Inc.	379	103,262
United Technologies Corp.	2,558	261,428

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       12

	Shares	Value
Industrials (continued)
Air freight and logistics 4.0%
C.H. Robinson Worldwide, Inc.	1,372	$93,461
Expeditors International of Washington, Inc.	1,636	84,205
FedEx Corp.	1,250	217,900
United Parcel Service, Inc., Class B	2,070	223,063
XPO Logistics, Inc. (I)	452	14,884
Airlines 6.0%
Alaska Air Group, Inc.	1,493	107,824
American Airlines Group, Inc.	2,412	97,927
Copa Holdings SA, Class A	100	9,223
Delta Air Lines, Inc.	4,521	188,842
JetBlue Airways Corp. (I)	3,286	57,439
Southwest Airlines Company	5,859	234,653
United Continental Holdings, Inc. (I)	4,555	256,128
Building products 3.2%
Allegion PLC	768	49,029
AO Smith Corp.	1,216	54,927
Fortune Brands Home & Security, Inc.	1,226	66,976
Johnson Controls International PLC	3,519	141,886
Lennox International, Inc.	348	50,770
Masco Corp.	2,140	66,083
Owens Corning	1,095	53,414
USG Corp. (I)	830	20,899
Commercial services and supplies 3.8%
Cintas Corp.	834	88,963
Copart, Inc. (I)	1,179	61,862
Deluxe Corp.	192	11,750
KAR Auction Services, Inc.	1,340	57,057
LSC Communications, Inc. (I)	232	5,624
Republic Services, Inc.	2,652	139,575
Rollins, Inc.	872	26,875
RR Donnelley & Sons Company	619	10,987
Stericycle, Inc. (I)	666	53,340
Waste Management, Inc.	2,214	145,371
Construction and engineering 1.7%
AECOM (I)	1,267	35,286
Chicago Bridge & Iron Company NV	872	27,921
EMCOR Group, Inc.	230	13,906
Fluor Corp.	1,553	80,740
Jacobs Engineering Group, Inc. (I)	1,157	59,678
Quanta Services, Inc. (I)	1,780	51,175
Electrical equipment 4.4%
Acuity Brands, Inc.	309	69,083

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       13

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
AMETEK, Inc.	2,042	$90,052
Eaton Corp. PLC	2,253	143,674
Emerson Electric Company	3,116	157,919
Hubbell, Inc.	395	41,285
Rockwell Automation, Inc.	1,229	147,136
Sensata Technologies Holding NV (I)	1,220	43,591
Industrial conglomerates 8.8%
3M Company	1,750	289,275
Carlisle Companies, Inc.	718	75,282
General Electric Company	22,423	652,509
Honeywell International, Inc.	2,005	219,908
Roper Technologies, Inc.	841	145,754
Machinery 16.0%
AGCO Corp.	852	43,520
Allison Transmission Holdings, Inc.	1,436	42,060
Caterpillar, Inc.	1,930	161,078
CLARCOR, Inc.	187	11,633
Colfax Corp. (I)	552	17,548
Crane Company	298	20,267
Cummins, Inc.	1,449	185,211
Deere & Company	1,701	150,198
Donaldson Company, Inc.	1,384	50,544
Dover Corp.	1,739	116,322
Flowserve Corp.	1,434	60,730
Fortive Corp.	1,301	66,416
Graco, Inc.	636	47,636
IDEX Corp.	728	62,928
Illinois Tool Works, Inc.	1,470	166,948
Ingersoll-Rand PLC	2,409	162,102
ITT, Inc.	920	32,402
Lincoln Electric Holdings, Inc.	619	40,749
Nordson Corp.	489	48,964
Oshkosh Corp.	280	14,980
PACCAR, Inc.	3,814	209,465
Parker-Hannifin Corp.	1,322	162,276
Pentair PLC	1,646	90,744
Snap-on, Inc.	559	86,142
Stanley Black & Decker, Inc.	1,467	167,003
The Middleby Corp. (I)	401	44,956
The Toro Company	912	43,667
WABCO Holdings, Inc. (I)	524	51,593
Wabtec Corp.	836	64,631

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       14

	Shares	Value
Industrials (continued)
Machinery (continued)
Woodward, Inc.	355	$20,938
Xylem, Inc.	1,613	77,956
Professional services 2.4%
ManpowerGroup, Inc.	803	61,670
Nielsen Holdings PLC	2,546	114,621
Robert Half International, Inc.	1,155	43,220
The Dun & Bradstreet Corp.	348	43,448
TransUnion (I)	363	11,340
Verisk Analytics, Inc. (I)	1,292	105,363
Road and rail 5.8%
AMERCO	76	24,502
CSX Corp.	5,445	166,127
Genesee & Wyoming, Inc., Class A (I)	460	31,252
Hertz Global Holdings, Inc. (I)	957	31,725
J.B. Hunt Transport Services, Inc.	913	74,510
Kansas City Southern	945	82,933
Norfolk Southern Corp.	1,612	149,916
Old Dominion Freight Line, Inc. (I)	608	45,405
Ryder System, Inc.	756	52,459
Union Pacific Corp.	2,852	251,489
Trading companies and distributors 2.6%
Air Lease Corp.	864	26,145
Fastenal Company	2,441	95,150
HD Supply Holdings, Inc. (I)	1,309	43,197
MSC Industrial Direct Company, Inc., Class A	502	36,546
United Rentals, Inc. (I)	968	73,239
W.W. Grainger, Inc.	545	113,425
Watsco, Inc.	204	28,007
Transportation infrastructure 0.3%
Macquarie Infrastructure Corp.	522	42,705
Information technology 18.1%		2,851,420
Electronic equipment, instruments and components 5.7%
Amphenol Corp., Class A	2,670	176,033
Arrow Electronics, Inc. (I)	1,148	70,166
Avnet, Inc.	1,447	60,702
Cognex Corp.	400	20,640
Flex, Ltd. (I)	6,753	95,825
FLIR Systems, Inc.	1,268	41,743
IPG Photonics Corp. (I)	281	27,260
Jabil Circuit, Inc.	2,284	48,741
Keysight Technologies, Inc. (I)	1,280	41,984

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       15

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
National Instruments Corp.	837	$23,511
TE Connectivity, Ltd.	3,507	220,485
Trimble, Inc. (I)	1,956	54,064
Zebra Technologies Corp., Class A (I)	324	21,332
Internet software and services 0.6%
CoStar Group, Inc. (I)	192	35,927
LinkedIn Corp., Class A (I)	312	59,155
IT services 11.8%
Accenture PLC, Class A	1,881	218,647
Alliance Data Systems Corp. (I)	521	106,529
Automatic Data Processing, Inc.	1,768	153,922
Booz Allen Hamilton Holding Corp.	935	28,489
Broadridge Financial Solutions, Inc.	1,223	79,079
CoreLogic, Inc. (I)	625	26,600
Euronet Worldwide, Inc. (I)	337	26,808
Fidelity National Information Services, Inc.	1,829	135,200
First Data Corp., Class A (I)	1,452	20,313
Fiserv, Inc. (I)	2,093	206,119
FleetCor Technologies, Inc. (I)	654	114,646
Genpact, Ltd. (I)	1,618	37,198
Global Payments, Inc.	1,180	85,574
Jack Henry & Associates, Inc.	824	66,760
MAXIMUS, Inc.	482	25,093
Paychex, Inc.	2,658	146,722
PayPal Holdings, Inc. (I)	2,981	124,188
Total System Services, Inc.	1,604	80,008
Vantiv, Inc., Class A (I)	1,271	74,176
WEX, Inc. (I)	115	12,547
Xerox Corp.	8,724	85,234
Materials 6.8%		1,065,250
Chemicals 1.0%
AdvanSix, Inc. (I)	80	1,277
The Sherwin-Williams Company	384	94,026
The Valspar Corp.	696	69,322
Construction materials 1.6%
Eagle Materials, Inc.	350	28,340
Martin Marietta Materials, Inc.	515	95,471
Vulcan Materials Company	1,088	123,162
Containers and packaging 4.2%
AptarGroup, Inc.	668	47,722
Ball Corp.	1,281	98,727

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       16

			Shares	Value
Materials (continued)
Containers and packaging (continued)
	Bemis Company, Inc.		1,136	$55,346
	Berry Plastics Group, Inc. (I)		821	35,919
	Crown Holdings, Inc. (I)		1,184	64,232
	Graphic Packaging Holding Company		3,552	44,400
	Packaging Corp. of America		1,076	88,770
	Sealed Air Corp.		1,634	74,559
	Sonoco Products Company		1,206	60,650
	WestRock Company		1,804	83,327
Utilities 0.3%				46,130
Multi-utilities 0.3%
	MDU Resources Group, Inc.		1,760	46,130
	Yield (%)		Shares	Value
Short-term investments 0.1%				$16,581
(Cost $16,581)
Money market funds 0.1%				16,581
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	16,581	16,581
Total investments (Cost $15,856,834)† 100.1%				$15,765,945
Other assets and liabilities, net (0.1%)				($8,252)
Total net assets 100.0%				$15,757,693

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $15,856,834. Net unrealized depreciation aggregated to $90,889, of which $375,017 related to appreciated investment securities and $465,906 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $15,856,834)	$15,765,945
Dividends and interest receivable	35,984
Receivable due from advisor	1,332
Other receivables and prepaid expenses	8,429
Total assets	15,811,690
Liabilities
Payable for investments purchased	16,497
Payable to affiliates
Accounting and legal services fees	734
Trustees' fees	16
Other liabilities and accrued expenses	36,750
Total liabilities	53,997
Net assets	$15,757,693
Net assets consist of
Paid-in capital	$15,724,504
Undistributed net investment income	59,953
Accumulated net realized gain (loss) on investments	64,125
Net unrealized appreciation (depreciation) on investments	(90,889)
Net assets	$15,757,693

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$15,757,693
Shares outstanding	600,000
Net asset value per share	$26.26

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       18

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$97,721
Interest	21
Total investment income	97,742
Expenses
Investment management fees	21,596
Accounting and legal services fees	1,095
Transfer agent fees	6,275
Trustees' fees	50
Printing and postage	13,443
Professional fees	16,231
Custodian fees	11,171
Stock exchange listing fees	2,777
Other	678
Total expenses	73,316
Less expense reductions	(49,320)
Net expenses	23,996
Net investment income	73,746
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(13,820)
Redemptions in kind	79,701
65,881
Change in net unrealized appreciation (depreciation) of
Investments	(162,759)
(162,759)
Net realized and unrealized loss	(96,878)
Decrease in net assets from operations	($23,132)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$73,746	$2,294
Net realized gain (loss)	65,881	(1,756)
Change in net unrealized appreciation (depreciation)	(162,759)	71,870
Increase (decrease) in net assets resulting from operations	(23,132)	72,408
Distributions to shareholders
From net investment income	(16,212)	—
From fund share transactions
Shares issued	12,024,019	5,002,325
Shares repurchased	(1,301,715)	—
Total from fund share transactions	10,722,304	5,002,325
Total increase	10,682,960	5,074,733
Net assets
Beginning of period	5,074,733	—
End of period	$15,757,693	$5,074,733
Undistributed net investment income	$59,953	$2,419
Share activity
Shares outstanding
Beginning of period	200,000	—
Shares issued	450,000	200,000
Shares repurchased	(50,000)	—
End of period	600,000	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       20

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$25.37		$25.01
Net investment income[3]	0.20		0.01
Net realized and unrealized gain on investments	0.77	[4]	0.35
Total from investment operations	0.97		0.36
Less distributions
From net investment income	(0.08)		—
Net asset value, end of period	$26.26		$25.37
Total return (%)[5]	3.84	[6]	1.45	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$16		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	[7]	5.95	[7]
Expenses including reductions	0.50	[7]	0.50	[7]
Net investment income	1.37	[7,8]	0.50	[7]
Portfolio turnover (%)[9]	5		—	[10]

1	Six months ended 10-31-16. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	A portion of income is presented unannualized.
9	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
10	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Industrials ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Industrials Index. The John Hancock Dimensional Industrials Index is a rules-based index of U.S. industrial stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       22

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended October 31, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of April 30, 2016, the fund has a short-term capital loss carryfoward of $1,756 available to offset future net realized capital gains. This carryforward does not expire.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       23

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $49,320.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       24

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 93% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $514,293 and $507,529, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $12,024,098 and $1,301,589, respectively, for the six months ended October 31, 2016.

Note 7 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       25

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMI

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR INDUSTRIALS ETF       26

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Industrials ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0445	940SA 10/16 12/16

John Hancock

Multifactor Utilities ETF
JHMU

Semiannual report 10/31/16
ETF

A message to shareholders

Dear shareholder,

The past six months were generally positive for U.S. equities, as markets hit all-time highs this summer, buoyed by decent corporate earnings and relatively light trading volume. Although economic growth remains more sluggish than many would like, consumer spending and employment gains have been supportive of the continued stock market advance.

That said, there are a number of looming uncertainties that have given investors pause. President-elect Donald J. Trump will face the challenges of uniting a fractured electorate and reigniting growth in a lethargic economy. The U.S. Federal Reserve, after a year of holding tight on interest rates, will meet in December to discuss whether the economy is stable enough to handle another increase in the federal funds rate as it seeks to normalize monetary policy. Advisors and investors are concerned, as we close out the eighth year of a bull market, that there is more that could go wrong than could continue to go right. It is the kind of environment that underscores the value of professional financial guidance and the importance of diversification and a long-term perspective.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor Utilities ETF

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
9	Premium/discount analysis
10	Your expenses
12	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
22	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Utilities Index.

TOTAL RETURNS AS OF 10/31/16 (%)

Market performance is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day. The NAV is calculated by dividing the total value of all the securities in the fund's portfolio plus cash, interest, receivables, and other assets, minus any liabilities, by the number of fund shares outstanding.

The John Hancock Dimensional Utilities Index comprises securities in the utility sector within the U.S. universe. The index is reconstituted and rebalanced on a semiannual basis. The utilities sector is composed of companies involved in areas such as the provision of gas, electric and water power, energy trading or the provision of related infrastructure or services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Utilities Index tracks stocks in the utilities sector in the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.69
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf or call 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Volatility persisted, but most domestic indexes rose

For the period ended October 31, 2016, most U.S. equities rose, outperforming developed ex-U.S. markets but trailing emerging markets.

Utilities shares were up, but trailed the market

With an exclusive focus on utilities, the fund generated a positive return for the period, but trailed the overall market, which was buoyed by stronger performance from other sectors within the broad Russell 1000 Index.

Exclusion of telecommunication services stocks aided

The underperformance of telecommunications stocks was a key driver of the fund's outperformance relative to the Russell 1000 Utilities Index.

INDUSTRY COMPOSITION AS OF 10/31/16 (%)

A note about risks

While the fund holds large-cap as well as mid- and small-cap companies, the prices of medium and smaller company stocks can change more frequently and dramatically than those of large companies. Value stocks may underperform other segments of the market. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investments focused in one sector or industry may fluctuate more dramatically than investments in a wider variety of sectors or industries. Companies in the utilities sector may be affected by general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, resource conservation and depletion, manmade or natural disasters, geopolitical events, and environmental and other government regulations. Exchange-traded fund shares are bought and sold through exchange trading at market price (not NAV), and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and the fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual market conditions. Errors in the construction or calculation of the fund's index may occur from time to time, which may cause tracking error. Brokerage commissions will reduce returns. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       3

Discussion of fund performance

An interview with Portfolio Manager Lukas J. Smart, CFA, Dimensional Fund Advisors

Lukas J. Smart, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Would you tell us about your investment philosophy and how it drives the composition of the exchange-traded fund (ETF)?

We expect differences in returns among securities. At Dimensional Fund Advisors LP, we have identified four characteristics, or dimensions, of expected returns—the overall market, company size, relative price, and profitability—that academic research has shown to account for most of the variation in historical asset returns and that we believe will account for most of the variation in future returns.

The overall market dimension reflects the excess return over the risk-free rate that market participants demand for investing in a broadly diversified portfolio of equity securities without any style or market capitalization bias. That premium is called the equity premium.

The company size dimension reflects the excess return that investors demand for investing in small-capitalization stocks relative to large-capitalization stocks. The premium associated with this dimension is the small-cap, or size, premium.

The relative price dimension reflects the excess return that investors expect from investing in low relative price, or value, stocks (as measured, for instance, by their price-to-book ratios) in comparison with high relative price, or growth, stocks. The premium associated with this dimension is the value premium.

Finally, the profitability dimension provides a way to discern the expected returns of companies with similar price-driven characteristics. Our research shows that if two companies trade at the same relative price, the one with higher profitability should have a higher expected return over time. The premium associated with this dimension is called the profitability premium.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       4

"Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts."

Relative to a commercial cap-weighted measure of the market, we believe that incorporating these dimensions of expected returns into an investment strategy offers the potential for outperformance over time, and an ETF is a vehicle well suited to our systematic and transparent investment approach.

The custom benchmark we developed, the John Hancock Dimensional Utilities Index, is designed to capture these dimensions over time, and the fund is, in turn, designed to track the custom benchmark.

Can you briefly describe the market environment over the six-month period ended October 31, 2016?

The U.S. market, as measured by the Russell 1000 Index, was up 4.02% for the six-month period, outperforming developed ex-U.S. markets, yet trailing emerging markets.

Smaller-cap stocks outperformed larger-cap stocks. Across the broad market, stocks with value characteristics outperformed their more growth-oriented counterparts.

How did the fund perform for the period?

The fund was up 3.42% on a net asset value (NAV) basis, well ahead of the Russell 1000 Utilities

TOP 10 HOLDINGS AS OF 10/31/16 (%)

Edison International	5.7
Public Service Enterprise Group, Inc.	5.3
PPL Corp.	5.1
Xcel Energy, Inc.	4.9
Consolidated Edison, Inc.	4.7
Exelon Corp.	4.2
American Electric Power Company, Inc.	3.8
NextEra Energy, Inc.	3.8
Dominion Resources, Inc.	3.8
Eversource Energy	3.5
TOTAL	44.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       5

"...our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values."
Index, a commercial cap-weighted benchmark we use as a proxy for the utilities sector of the U.S. stock market.

Relative to most commercial measures of the utilities sector, our approach generally results in the fund maintaining higher allocations to securities of smaller-cap issuers and to securities trading at lower prices relative to their book values. In the weightings of individual positions, we also place greater emphasis on companies that have demonstrated higher profitability.

In addition, the fund holds companies involved in such areas as the provision of gas, electric, and water power; energy trading or the provision of related infrastructure or services; and excludes telecommunication services stocks, a sector that is included in the Russell 1000 Utilities Index. The underperformance of telecommunications stocks was a key driver of the fund's outperformance relative to the benchmark.

ONEOK, Inc., CenterPoint Energy, Inc., and Edison International helped the fund outperform its the benchmark. Calpine Corp., NRG Energy Inc., and Public Service Enterprise Group Inc. were among the detractors.

The premiums associated with the dimensions we have identified can be unpredictable over short time horizons. For this reason, we believe the best way to invest is to structure broadly diversified portfolios with a consistent focus on the desired dimensions, seeking to capture the expected premiums associated with them.

While we would expect smaller caps to outperform larger caps and value to outperform growth over an extended time horizon, any given trading day, month, or year can prove otherwise. We believe patience and persistence are key ingredients to success in our style of investing.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       6

How was the fund positioned at the close of the period?

Compared with the Russell 1000 Utilities Index, the fund ended the period with higher weights in low relative price stocks and in equities with smaller market capitalizations while emphasizing companies with higher profitability. The fund's largest absolute exposure was to the electric utilities segment of the energy sector.

MANAGED BY

Lukas J. Smart, CFA On the fund since inception Investing since 2003
Joel P. Schneider On the fund since inception Investing since 2011

The views expressed in this report are exclusively those of Lukas J. Smart, CFA, Dimensional Fund Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. A price-to-book ratio is calculated by dividing the market price of a stock by its book value per share.  A price-to-earnings ratio is calculated by dividing the market price of a stock by its earnings per share.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       7

A look at performance

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Utilities ETF for periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. The fee waivers and/or expense limitations are contracted through 8-31-17. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)*	0.69
Net (%)*	0.50

*Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

The value of $10,000 investment calculated at market value from inception through period end would be $10,317.

The John Hancock Dimensional Utilities Index comprises companies involved in areas such as the provision of gas, electric and water power, energy trading or the provision of related infrastructure or services. The Index is reconstituted and rebalanced on a semiannual basis. The U.S. Universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.

The Russell 1000 Utilities Index tracks stocks in the utilities sector of the Russell 1000 Index.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

The chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       8

Premium/discount analysis

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Period Ended October 31, 2016

	Closing price below NAV		Closing price above or equal to NAV
Basis point differential	Number of days	% of Total days	Number of days	% of Total days
0 - < 25	18	14.06%	110	85.94%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	18	14.06%	110	85.94%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which may include creation and redemption fees and brokerage charges.
•	Ongoing operating expenses, including management fees and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual NAV return. It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,034.20	$2.56	0.50%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2016, by $1,000.00, then multiply it by the "expenses paid" from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on May 1, 2016, with the same investment held until October 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Account value on 5-1-2016	Ending value on 10-31-2016	Expenses paid during period ended 10-31-2016[1]	Annualized expense ratio
$1,000.00	$1,022.70	$2.55	0.50%

Remember, these examples do not include any transaction costs. The fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       11

Fund's investments

As of 10-31-16 (unaudited)
	Shares	Value
Common stocks 99.9%		$15,306,957
(Cost $15,406,264)
Energy 1.9%		287,819
Oil, gas and consumable fuels 1.9%
ONEOK, Inc.	5,943	287,819
Utilities 98.0%		15,019,138
Electric utilities 53.0%
Alliant Energy Corp.	5,629	214,183
American Electric Power Company, Inc.	9,041	586,218
Duke Energy Corp.	6,591	527,412
Edison International	11,912	875,293
Entergy Corp.	5,141	378,789
Eversource Energy	9,699	534,027
Exelon Corp.	18,988	646,921
FirstEnergy Corp.	12,670	434,454
Great Plains Energy, Inc.	5,239	148,997
IDACORP, Inc.	1,257	98,536
NextEra Energy, Inc.	4,534	580,352
PG&E Corp.	6,975	433,287
Pinnacle West Capital Corp.	3,905	297,288
Portland General Electric Company	2,657	115,951
PPL Corp.	22,714	779,999
The Southern Company	9,535	491,720
Westar Energy, Inc.	4,062	232,834
Xcel Energy, Inc.	17,993	747,610
Gas utilities 5.6%
Atmos Energy Corp.	3,002	223,319
National Fuel Gas Company	1,585	83,022
ONE Gas, Inc.	1,460	89,469
Southwest Gas Corp.	1,731	125,428
UGI Corp.	5,210	241,171
WGL Holdings, Inc.	1,509	95,173
Independent power and renewable electricity producers 2.9%
AES Corp.	19,640	231,163
Calpine Corp. (I)	9,640	114,716
NRG Energy, Inc.	8,796	93,501
Multi-utilities 33.8%
Ameren Corp.	8,966	447,852
Black Hills Corp.	878	54,304
CenterPoint Energy, Inc.	12,635	288,078
CMS Energy Corp.	7,974	336,104

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       12

			Shares	Value
Utilities (continued)
Multi-utilities (continued)
	Consolidated Edison, Inc.		9,533	$720,218
	Dominion Resources, Inc.		7,660	576,032
	DTE Energy Company		4,724	453,551
	NiSource, Inc.		10,664	248,045
	Public Service Enterprise Group, Inc.		19,282	811,387
	SCANA Corp.		4,207	308,626
	Sempra Energy		2,809	300,844
	Vectren Corp.		2,857	143,736
	WEC Energy Group, Inc.		8,327	497,288
Water utilities 2.7%
	American Water Works Company, Inc.		4,180	309,487
	Aqua America, Inc.		3,347	102,753
	Yield (%)		Shares	Value
Short-term investments 0.2%				$26,245
(Cost $26,245)
Money market funds 0.2%				26,245
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2575(Y	)	26,245	26,245
Total investments (Cost $15,432,509)† 100.1%				$15,333,202
Other assets and liabilities, net (0.1%)				($14,564)
Total net assets 100.0%				$15,318,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-16.
†	At 10-31-16, the aggregate cost of investment securities for federal income tax purposes was $15,432,509. Net unrealized depreciation aggregated to $99,307, of which $160,890 related to appreciated investment securities and $260,197 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 10-31-16 (unaudited)

Assets
Investments, at value (Cost $15,432,509)	$15,333,202
Dividends and interest receivable	12,788
Receivable due from advisor	1,638
Other receivables and prepaid expenses	8,429
Total assets	15,356,057
Liabilities
Payable to affiliates
Accounting and legal services fees	695
Trustees' fees	15
Other liabilities and accrued expenses	36,709
Total liabilities	37,419
Net assets	$15,318,638
Net assets consist of
Paid-in capital	$15,402,102
Undistributed net investment income	80,333
Accumulated net realized gain (loss) on investments	(64,490)
Net unrealized appreciation (depreciation) on investments	(99,307)
Net assets	$15,318,638

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Net assets	$15,318,638
Shares outstanding	600,000
Net asset value per share	$25.53

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       14

STATEMENT OF OPERATIONS  For the six months ended 10-31-16 (unaudited)

Investment income
Dividends	$134,588
Interest	16
Total investment income	134,604
Expenses
Investment management fees	20,699
Accounting and legal services fees	1,062
Transfer agent fees	6,275
Trustees' fees	49
Printing and postage	13,443
Professional fees	16,152
Custodian fees	11,165
Stock exchange listing fees	2,777
Other	678
Total expenses	72,300
Less expense reductions	(49,301)
Net expenses	22,999
Net investment income	111,605
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	(64,490)
Change in net unrealized appreciation (depreciation) of investments	(81,745)
Net realized and unrealized loss	(146,235)
Decrease in net assets from operations	($34,630)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 10-31-16	Period ended 4-30-16[1]
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$111,605	$4,257
Net realized gain (loss)	(64,490)	—
Change in net unrealized appreciation (depreciation)	(81,745)	(17,562)
Decrease in net assets resulting from operations	(34,630)	(13,305)
Distributions to shareholders
From net investment income	(35,652)	—
From fund share transactions
Shares issued	10,417,572	4,984,653
Total increase	10,347,290	4,971,348
Net assets
Beginning of period	4,971,348	—
End of period	$15,318,638	$4,971,348
Undistributed net investment income	$80,333	$4,380
Share activity
Shares outstanding
Beginning of period	200,000	—
Shares issued	400,000	200,000
End of period	600,000	200,000

1	Period from 3-28-16 (commencement of operations) to 4-30-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       16

Financial highlights

Period ended	10-31-16	[1]	4-30-16	[2]
Per share operating performance
Net asset value, beginning of period	$24.86		$24.92
Net investment income[3]	0.31		0.02
Net realized and unrealized gain (loss) on investments	0.54	[4]	(0.08)
Total from investment operations	0.85		(0.06)
Less distributions
From net investment income	(0.18)		—
Net asset value, end of period	$25.53		$24.86
Total return (%)[5]	3.42	[6]	(0.27	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	[7]	6.05	[7]
Expenses including reductions	0.50	[7]	0.50	[7]
Net investment income	2.43	[7]	0.95	[7]
Portfolio turnover (%)[8]	16		0

1	Six months ended 10-31-16. Unaudited.
2	Period from 3-28-16 (commencement of operations) to 4-30-16.
3	Based on average daily shares outstanding.
4	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       17

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Multifactor Utilities ETF (the fund) is a series of the John Hancock Exchange-Traded Fund Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the John Hancock Dimensional Utilities Index. The John Hancock Dimensional Utilities Index is a rules-based index of U.S. utility stocks that have been selected based on sources of expected returns. Securities eligible for inclusion in the index are classified according to their market capitalization, relative price, and profitability, and are weighted accordingly in favor of smaller, less expensive, more profitable companies.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       18

As of October 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended October 31, 2016, the fund had no borrowings under the line of credit.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund will declare and pay dividends semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at April 30, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       19

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.450% of the first $300 million of the fund's average daily net assets; and (b) 0.420% of the fund's average daily net assets in excess of $300 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.50% of average annual net assets (on an annualized basis). Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The expense limitation expires on August 31, 2017, unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at that time.

For the six months ended October 31, 2016, the expense reductions described above amounted to $49,301.

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2016 were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended October 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       20

Note 5 — Capital share transactions

The fund will issue and redeem shares at NAV only in a large specified number of shares, each called a "creation unit," or multiples thereof, that consist of 50,000 shares. Only authorized participants may engage in creation or redemption transactions directly with the fund. Such transactions generally take place when an authorized participant deposits into the fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the fund may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the fund are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.

Affiliates of the fund or the Advisor owned 95% of shares outstanding on October 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than in-kind transactions and short-term securities, amounted to $1,585,339 and $1,514,818, respectively, for the six months ended October 31, 2016. Securities received and delivered from in-kind transactions aggregated $10,417,634 and $0, respectively, for the six months ended October 31, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

Note 8 — New rule issuance

In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The Commission is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Management is in the process of reviewing the impact to the financial statements.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       21

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

Stock symbol

NYSE Arca: JHMU

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com/etf or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com/etf	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR UTILITIES ETF       22

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC (Foreside), and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP. Mutual funds and certain closed-end funds are distributed by John Hancock Funds, LLC. Member FINRA/SIPC.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in the John Hancock Multifactor ETFs (Multifactor ETFs). Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP guarantees the accuracy and/or the completeness of the John Hancock Dimensional Indexes (the "Indexes") or any data included therein, and neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP shall have any liability for any errors, omissions, or interruptions therein. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any warranty, express or implied, as to results to be obtained by the Multifactor ETFs, owners of the shares of the Multifactor ETFs or any other person or entity from the use of the Indexes, trading based on the Indexes, or any data included therein, either in connection with the Multifactor ETFs or for any other use. Neither John Hancock Advisers, LLC nor Dimensional Fund Advisors LP makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall either John Hancock Advisers, LLC or Dimensional Fund Advisors LP have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investments 601 Congress Street ■ Boston, MA 02210 800-225-5291 ■ jhinvestments.com/etf
This report is for the information of the shareholders of John Hancock Multifactor Utilities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-2016-11-09-0447	860SA 10/16 12/16

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 19, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 19, 2016